UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06200

Schwab Investments – Schwab 1000 Index Fund

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Investments – Schwab 1000 Index Fund

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Item 1.	Schedule of Investments.

Schwab Capital Trust
Schwab® S&P 500 Index Fund
Portfolio Holdings  as of July 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.8%	Common Stock	12,235,721,515	21,729,012,947
0.1%	Other Investment Company	17,387,447	17,387,447
0.2%	Short-Term Investment	43,403,818	43,403,818
100.1%	Total Investments	12,296,512,780	21,789,804,212
(0.1%)	Other Assets and Liabilities, Net		(23,560,548)
100.0%	Net Assets		21,766,243,664

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets
Automobiles & Components 1.0%
BorgWarner, Inc.	261,400	12,994,194
Delphi Automotive plc	336,400	26,266,112
Ford Motor Co.	4,604,197	68,280,241
General Motors Co.	1,570,300	49,480,153
Harley-Davidson, Inc.	246,470	14,369,201
Johnson Controls, Inc.	783,359	35,689,836
The Goodyear Tire & Rubber Co.	304,936	9,187,722
		216,267,459
Banks 6.3%
Bank of America Corp.	12,290,811	219,759,701
BB&T Corp.	911,226	36,695,071
Citigroup, Inc.	3,543,947	207,179,142
Comerica, Inc.	211,070	10,011,050
Fifth Third Bancorp	940,929	19,825,374
Hudson City Bancorp, Inc.	594,892	6,133,336
Huntington Bancshares, Inc.	891,893	10,408,391
JPMorgan Chase & Co.	4,351,131	298,183,007
KeyCorp	1,027,498	15,248,070
M&T Bank Corp.	152,698	20,026,343
People's United Financial, Inc.	343,300	5,585,491
Regions Financial Corp.	1,567,445	16,285,754
SunTrust Banks, Inc.	605,816	26,861,881
The PNC Financial Services Group, Inc.	616,478	60,525,810
U.S. Bancorp	2,102,928	95,073,375
Wells Fargo & Co.	5,472,309	316,682,522
Zions Bancorp	215,698	6,727,621
		1,371,211,939
Security	Number of Shares	Value ($)
Capital Goods 7.2%
3M Co.	742,219	112,327,424
Allegion plc	115,333	7,291,352
AMETEK, Inc.	289,400	15,352,670
Caterpillar, Inc.	707,762	55,651,326
Cummins, Inc.	195,962	25,382,958
Danaher Corp.	726,974	66,561,739
Deere & Co.	395,586	37,410,568
Dover Corp.	197,870	12,677,531
Eaton Corp. plc	545,538	33,048,692
Emerson Electric Co.	794,115	41,095,451
Fastenal Co.	329,398	13,788,600
Flowserve Corp.	150,300	7,062,597
Fluor Corp.	174,382	8,152,359
General Dynamics Corp.	361,560	53,912,212
General Electric Co.	11,784,652	307,579,417
Honeywell International, Inc.	917,329	96,365,411
Illinois Tool Works, Inc.	389,036	34,807,051
Ingersoll-Rand plc	308,100	18,917,340
Jacobs Engineering Group, Inc. *	139,834	5,889,808
Joy Global, Inc.	113,200	2,989,612
L-3 Communications Holdings, Inc.	97,283	11,232,295
Lockheed Martin Corp.	312,591	64,737,596
Masco Corp.	435,388	11,489,889
Northrop Grumman Corp.	227,167	39,302,163
PACCAR, Inc.	410,350	26,607,094
Pall Corp.	127,730	16,151,459
Parker-Hannifin Corp.	164,036	18,495,059
Pentair plc	208,982	12,708,195
Precision Castparts Corp.	161,427	31,465,351
Quanta Services, Inc. *	231,900	6,405,078
Raytheon Co.	358,588	39,118,365
Rockwell Automation, Inc.	159,921	18,675,574
Rockwell Collins, Inc.	158,605	13,421,155
Roper Technologies, Inc.	117,800	19,704,406
Snap-on, Inc.	66,282	10,923,274
Stanley Black & Decker, Inc.	179,881	18,975,647
Textron, Inc.	316,904	13,848,705
The Boeing Co.	752,754	108,524,544
United Rentals, Inc. *	110,100	7,375,599
United Technologies Corp.	959,835	96,281,049
W.W. Grainger, Inc.	69,927	15,993,004
Xylem, Inc.	197,600	6,823,128
		1,564,522,747
Commercial & Professional Supplies 0.6%
Cintas Corp.	111,376	9,522,648
Equifax, Inc.	136,561	13,946,975
Nielsen N.V.	438,300	21,240,018
Pitney Bowes, Inc.	231,591	4,844,884
Republic Services, Inc.	289,334	12,305,375
Robert Half International, Inc.	156,742	8,625,512
Stericycle, Inc. *	98,600	13,899,642
The ADT Corp.	194,500	6,716,085
    1

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
The Dun & Bradstreet Corp.	46,800	5,839,236
Tyco International plc	505,300	19,196,347
Waste Management, Inc.	497,616	25,443,106
		141,579,828
Consumer Durables & Apparel 1.5%
Coach, Inc.	327,028	10,203,274
D.R. Horton, Inc.	384,416	11,413,311
Fossil Group, Inc. *	54,900	3,774,375
Garmin Ltd.	131,100	5,494,401
Hanesbrands, Inc.	481,600	14,944,048
Harman International Industries, Inc.	85,956	9,254,023
Hasbro, Inc.	138,917	10,938,324
Leggett & Platt, Inc.	157,894	7,548,912
Lennar Corp., Class A	215,318	11,420,467
Mattel, Inc.	384,094	8,914,822
Michael Kors Holdings Ltd. *	230,600	9,682,894
Mohawk Industries, Inc. *	72,100	14,534,639
Newell Rubbermaid, Inc.	326,350	14,124,428
NIKE, Inc., Class B	823,324	94,863,391
PulteGroup, Inc.	370,186	7,670,254
PVH Corp.	91,000	10,559,640
Ralph Lauren Corp.	69,126	8,702,272
Under Armour, Inc., Class A *	189,600	18,832,968
VF Corp.	390,964	30,139,415
Whirlpool Corp.	88,922	15,804,107
		318,819,965
Consumer Services 1.9%
Carnival Corp.	531,921	28,346,070
Chipotle Mexican Grill, Inc. *	35,559	26,392,957
Darden Restaurants, Inc.	145,748	10,750,373
H&R Block, Inc.	317,305	10,563,083
Marriott International, Inc., Class A	241,972	17,569,587
McDonald's Corp.	1,124,038	112,246,435
Royal Caribbean Cruises Ltd.	198,200	17,808,270
Starbucks Corp.	1,758,524	101,871,295
Starwood Hotels & Resorts Worldwide, Inc.	202,568	16,096,053
Wyndham Worldwide Corp.	136,364	11,252,757
Wynn Resorts Ltd.	95,000	9,806,850
Yum! Brands, Inc.	501,985	44,054,204
		406,757,934
Diversified Financials 5.1%
Affiliated Managers Group, Inc. *	66,000	13,721,400
American Express Co.	1,016,941	77,348,533
Ameriprise Financial, Inc.	210,214	26,417,593
Berkshire Hathaway, Inc., Class B *	2,126,930	303,597,988
BlackRock, Inc.	149,700	50,347,104
Capital One Financial Corp.	636,474	51,745,336
CME Group, Inc.	373,685	35,888,707
Discover Financial Services	527,673	29,449,430
E*TRADE Financial Corp. *	354,519	10,075,430
Franklin Resources, Inc.	452,905	20,629,823
Intercontinental Exchange, Inc.	131,066	29,888,291
Invesco Ltd.	497,347	19,197,594
Legg Mason, Inc.	113,698	5,609,859
Leucadia National Corp.	379,851	8,934,096
Security	Number of Shares	Value ($)
McGraw Hill Financial, Inc.	321,467	32,709,267
Moody's Corp.	201,329	22,232,762
Morgan Stanley	1,799,954	69,910,213
Navient Corp.	465,000	7,300,500
Northern Trust Corp.	256,018	19,582,817
State Street Corp.	477,026	36,521,111
T. Rowe Price Group, Inc.	303,279	23,391,909
The Bank of New York Mellon Corp.	1,313,473	57,004,728
The Charles Schwab Corp. (a)	1,338,581	46,689,705
The Goldman Sachs Group, Inc.	474,269	97,258,344
The NASDAQ OMX Group, Inc.	142,400	7,266,672
		1,102,719,212
Energy 7.1%
Anadarko Petroleum Corp.	589,009	43,792,819
Apache Corp.	445,806	20,444,663
Baker Hughes, Inc.	512,463	29,799,724
Cabot Oil & Gas Corp.	498,700	13,045,992
Cameron International Corp. *	224,600	11,333,316
Chesapeake Energy Corp. (b)	577,766	5,003,454
Chevron Corp.	2,192,834	194,021,952
Cimarex Energy Co.	108,400	11,286,608
Columbia Pipeline Group, Inc.	374,662	10,932,637
ConocoPhillips	1,428,890	71,930,323
CONSOL Energy, Inc.	264,418	4,368,185
Devon Energy Corp.	454,458	22,459,314
Diamond Offshore Drilling, Inc. (b)	65,300	1,433,335
Ensco plc, Class A	258,200	4,280,956
EOG Resources, Inc.	644,212	49,726,724
EQT Corp.	177,100	13,610,135
Exxon Mobil Corp.	4,885,541	386,983,703
FMC Technologies, Inc. *	275,300	9,018,828
Halliburton Co.	983,668	41,107,486
Helmerich & Payne, Inc.	118,300	6,830,642
Hess Corp.	291,140	17,180,171
Kinder Morgan, Inc.	2,037,344	70,573,596
Marathon Oil Corp.	790,952	16,617,902
Marathon Petroleum Corp.	632,852	34,598,019
Murphy Oil Corp.	184,892	6,062,609
National Oilwell Varco, Inc.	454,724	19,157,522
Newfield Exploration Co. *	187,300	6,141,567
Noble Energy, Inc.	445,768	15,704,407
Occidental Petroleum Corp.	901,150	63,260,730
ONEOK, Inc.	253,100	9,564,649
Phillips 66	641,095	50,967,053
Pioneer Natural Resources Co.	175,400	22,235,458
Range Resources Corp.	191,200	7,521,808
Schlumberger Ltd.	1,475,715	122,218,716
Southwestern Energy Co. *	437,000	8,128,200
Spectra Energy Corp.	773,309	23,400,330
Tesoro Corp.	150,207	14,621,149
The Williams Cos., Inc.	795,098	41,726,743
Transocean Ltd. (b)	424,000	5,622,240
Valero Energy Corp.	609,140	39,959,584
		1,546,673,249
Food & Staples Retailing 2.5%
Costco Wholesale Corp.	515,492	74,900,988
CVS Health Corp.	1,319,951	148,454,889
2

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Sysco Corp.	704,957	25,596,989
The Kroger Co.	1,146,094	44,972,728
Wal-Mart Stores, Inc.	1,845,802	132,860,828
Walgreens Boots Alliance, Inc.	1,021,711	98,727,934
Whole Foods Market, Inc.	416,432	15,158,125
		540,672,481
Food, Beverage & Tobacco 5.3%
Altria Group, Inc.	2,296,091	124,861,429
Archer-Daniels-Midland Co.	747,599	35,451,145
Brown-Forman Corp., Class B	179,092	19,415,364
Campbell Soup Co.	210,511	10,380,297
Coca-Cola Enterprises, Inc.	258,662	13,212,455
ConAgra Foods, Inc.	508,149	22,389,045
Constellation Brands, Inc., Class A	195,765	23,495,715
Dr Pepper Snapple Group, Inc.	219,200	17,584,224
General Mills, Inc.	693,280	40,355,829
Hormel Foods Corp.	162,800	9,639,388
Kellogg Co.	293,934	19,449,613
Keurig Green Mountain, Inc.	139,900	10,498,096
McCormick & Co., Inc. - Non Voting Shares	142,802	11,711,192
Mead Johnson Nutrition Co.	233,400	20,630,226
Molson Coors Brewing Co., Class B	192,930	13,725,040
Mondelez International, Inc., Class A	1,918,054	86,561,777
Monster Beverage Corp. *	168,800	25,919,240
PepsiCo, Inc.	1,731,963	166,874,635
Philip Morris International, Inc.	1,807,546	154,599,409
Reynolds American, Inc.	480,975	41,262,846
The Coca-Cola Co.	4,587,756	188,465,016
The Hershey Co.	170,528	15,840,346
The JM Smucker Co.	114,275	12,763,375
The Kraft Heinz Co.	690,318	54,859,571
Tyson Foods, Inc., Class A	330,290	14,648,362
		1,154,593,635
Health Care Equipment & Services 5.1%
Abbott Laboratories	1,771,186	89,781,418
Aetna, Inc.	413,175	46,676,380
AmerisourceBergen Corp.	244,646	25,871,315
Anthem, Inc.	309,329	47,720,185
Baxter International, Inc.	635,189	25,458,375
Becton, Dickinson & Co.	246,898	37,565,531
Boston Scientific Corp. *	1,570,774	27,237,221
C.R. Bard, Inc.	84,373	16,591,950
Cardinal Health, Inc.	390,733	33,204,490
Cerner Corp. *	361,900	25,955,468
Cigna Corp.	302,108	43,521,678
DaVita HealthCare Partners, Inc. *	204,000	16,122,120
DENTSPLY International, Inc.	170,400	9,697,464
Edwards Lifesciences Corp. *	123,600	18,806,976
Express Scripts Holding Co. *	850,495	76,604,085
HCA Holdings, Inc. *	339,900	31,614,099
Henry Schein, Inc. *	97,100	14,368,858
Humana, Inc.	175,903	32,030,177
Intuitive Surgical, Inc. *	43,531	23,209,423
Laboratory Corp. of America Holdings *	115,791	14,739,036
Security	Number of Shares	Value ($)
McKesson Corp.	271,175	59,813,070
Medtronic plc	1,656,176	129,827,637
Patterson Cos., Inc.	104,447	5,239,062
Quest Diagnostics, Inc.	171,680	12,671,701
St. Jude Medical, Inc.	327,187	24,152,944
Stryker Corp.	351,140	35,911,088
Tenet Healthcare Corp. *	112,904	6,356,495
UnitedHealth Group, Inc.	1,116,110	135,495,754
Universal Health Services, Inc., Class B	100,900	14,653,707
Varian Medical Systems, Inc. *	110,706	9,528,465
Zimmer Biomet Holdings, Inc.	194,223	20,212,788
		1,110,638,960
Household & Personal Products 1.8%
Colgate-Palmolive Co.	995,994	67,747,512
Kimberly-Clark Corp.	423,995	48,746,705
The Clorox Co.	150,257	16,819,768
The Estee Lauder Cos., Inc., Class A	265,052	23,618,784
The Procter & Gamble Co.	3,182,090	244,066,303
		400,999,072
Insurance 2.8%
ACE Ltd.	382,300	41,582,771
Aflac, Inc.	507,873	32,529,266
American International Group, Inc.	1,563,854	100,274,318
Aon plc	323,350	32,583,979
Assurant, Inc.	74,246	5,538,752
Cincinnati Financial Corp.	203,003	11,207,796
Genworth Financial, Inc., Class A *	548,164	3,842,630
Lincoln National Corp.	294,671	16,595,871
Loews Corp.	354,416	13,506,794
Marsh & McLennan Cos., Inc.	625,279	36,228,665
MetLife, Inc.	1,304,877	72,733,844
Principal Financial Group, Inc.	316,567	17,572,634
Prudential Financial, Inc.	535,131	47,284,175
The Allstate Corp.	486,510	33,544,864
The Chubb Corp.	268,093	33,332,003
The Hartford Financial Services Group, Inc.	496,495	23,608,337
The Progressive Corp.	600,020	18,300,610
The Travelers Cos., Inc.	377,960	40,109,115
Torchmark Corp.	143,266	8,826,618
Unum Group	276,440	9,907,610
XL Group plc	362,299	13,774,608
		612,885,260
Materials 2.9%
Air Products & Chemicals, Inc.	227,101	32,364,164
Airgas, Inc.	75,000	7,651,500
Alcoa, Inc.	1,449,264	14,304,236
Avery Dennison Corp.	103,076	6,272,175
Ball Corp.	152,738	10,361,746
CF Industries Holdings, Inc.	284,725	16,855,720
E.I. du Pont de Nemours & Co.	1,048,404	58,459,007
Eastman Chemical Co.	172,716	13,540,934
Ecolab, Inc.	318,228	36,853,985
FMC Corp.	158,300	7,683,882
Freeport-McMoRan, Inc.	1,204,040	14,147,470
    3

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
International Flavors & Fragrances, Inc.	89,743	10,373,393
International Paper Co.	494,389	23,666,401
LyondellBasell Industries N.V., Class A	462,000	43,349,460
Martin Marietta Materials, Inc.	74,500	11,683,090
Monsanto Co.	555,800	56,630,462
Newmont Mining Corp.	638,546	10,963,835
Nucor Corp.	375,200	16,561,328
Owens-Illinois, Inc. *	198,600	4,240,110
PPG Industries, Inc.	313,896	34,020,049
Praxair, Inc.	333,579	38,074,707
Sealed Air Corp.	236,068	12,551,736
Sigma-Aldrich Corp.	142,254	19,860,081
The Dow Chemical Co.	1,270,035	59,767,847
The Mosaic Co.	363,000	15,587,220
The Sherwin-Williams Co.	95,736	26,591,631
Vulcan Materials Co.	151,071	13,750,482
WestRock Co. *	292,989	18,475,886
		634,642,537
Media 3.4%
Cablevision Systems Corp., Class A	272,100	7,678,662
CBS Corp., Class B - Non Voting Shares	536,636	28,693,927
Comcast Corp., Class A	2,940,664	183,526,840
Discovery Communications, Inc., Class A *	159,800	5,276,596
Discovery Communications, Inc., Class C *	310,500	9,408,150
News Corp., Class A *	549,100	8,088,243
Omnicom Group, Inc.	280,047	20,465,835
Scripps Networks Interactive, Inc., Class A	116,593	7,296,390
TEGNA, Inc.	270,314	7,874,247
The Interpublic Group of Cos., Inc.	456,265	9,718,445
The Walt Disney Co.	1,825,783	219,093,960
Time Warner Cable, Inc.	331,001	62,893,500
Time Warner, Inc.	972,474	85,616,611
Twenty-First Century Fox, Inc., Class A	2,075,801	71,594,376
Viacom, Inc., Class B	417,053	23,772,021
		750,997,803
Pharmaceuticals, Biotechnology & Life Sciences 10.4%
AbbVie, Inc.	2,007,186	140,523,092
Agilent Technologies, Inc.	407,366	16,681,638
Alexion Pharmaceuticals, Inc. *	261,900	51,709,536
Allergan plc *	461,868	152,947,588
Amgen, Inc.	888,459	156,892,975
Baxalta, Inc. *	635,189	20,853,255
Biogen, Inc. *	275,491	87,821,021
Bristol-Myers Squibb Co.	1,947,464	127,831,537
Celgene Corp. *	931,126	122,210,288
Eli Lilly & Co.	1,146,723	96,909,561
Endo International plc *	238,600	20,887,044
Gilead Sciences, Inc.	1,718,450	202,536,517
Hospira, Inc. *	207,382	18,550,320
Johnson & Johnson	3,246,525	325,334,270
Mallinckrodt plc *	134,700	16,697,412
Security	Number of Shares	Value ($)
Merck & Co., Inc.	3,313,614	195,370,681
Mylan N.V. *	480,751	26,917,248
PerkinElmer, Inc.	141,360	7,480,771
Perrigo Co., plc	171,500	32,962,300
Pfizer, Inc.	7,205,933	259,845,944
Regeneron Pharmaceuticals, Inc. *	88,000	48,722,080
Thermo Fisher Scientific, Inc.	458,737	64,007,574
Vertex Pharmaceuticals, Inc. *	288,700	38,974,500
Waters Corp. *	92,352	12,328,068
Zoetis, Inc.	576,600	28,241,868
		2,273,237,088
Real Estate 2.6%
American Tower Corp.	494,600	47,041,406
Apartment Investment & Management Co., Class A	179,414	7,011,499
AvalonBay Communities, Inc.	150,099	25,868,062
Boston Properties, Inc.	176,476	21,755,961
CBRE Group, Inc., Class A *	337,440	12,812,597
Crown Castle International Corp.	389,900	31,936,709
Equinix, Inc.	66,700	18,603,297
Equity Residential	424,522	31,758,491
Essex Property Trust, Inc.	74,900	16,845,759
General Growth Properties, Inc.	736,600	19,991,324
HCP, Inc.	527,700	20,390,328
Health Care REIT, Inc.	399,400	27,706,378
Host Hotels & Resorts, Inc.	870,411	16,868,565
Iron Mountain, Inc.	205,202	6,166,320
Kimco Realty Corp.	519,159	12,828,419
Plum Creek Timber Co., Inc.	203,177	8,330,257
Prologis, Inc.	621,689	25,246,790
Public Storage	170,278	34,937,640
Realty Income Corp.	260,800	12,594,032
Simon Property Group, Inc.	368,653	69,019,215
SL Green Realty Corp.	118,300	13,621,062
The Macerich Co.	166,200	13,156,392
Ventas, Inc.	390,500	26,198,645
Vornado Realty Trust	203,856	19,886,153
Weyerhaeuser Co.	596,940	18,320,088
		558,895,389
Retailing 5.1%
Advance Auto Parts, Inc.	85,000	14,807,850
Amazon.com, Inc. *	447,080	239,701,942
AutoNation, Inc. *	91,733	5,718,635
AutoZone, Inc. *	36,498	25,582,908
Bed Bath & Beyond, Inc. *	210,569	13,735,416
Best Buy Co., Inc.	327,357	10,570,357
CarMax, Inc. *	239,400	15,443,694
Dollar General Corp.	350,300	28,153,611
Dollar Tree, Inc. *	273,030	21,304,531
Expedia, Inc.	114,513	13,906,459
GameStop Corp., Class A (b)	119,100	5,460,735
Genuine Parts Co.	178,638	15,889,850
Kohl's Corp.	231,910	14,220,721
L Brands, Inc.	292,135	23,581,137
Lowe's Cos., Inc.	1,090,688	75,650,120
Macy's, Inc.	400,126	27,632,702
Netflix, Inc. *	501,900	57,372,189
Nordstrom, Inc.	164,796	12,575,583
4

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
O'Reilly Automotive, Inc. *	116,800	28,068,208
Ross Stores, Inc.	476,200	25,314,792
Signet Jewelers Ltd.	94,000	11,394,680
Staples, Inc.	781,869	11,501,293
Target Corp.	748,608	61,273,565
The Gap, Inc.	320,262	11,683,158
The Home Depot, Inc.	1,518,450	177,704,203
The Priceline Group, Inc. *	60,815	75,627,709
The TJX Cos., Inc.	789,406	55,116,327
Tiffany & Co.	125,428	12,003,460
Tractor Supply Co.	162,600	15,043,752
TripAdvisor, Inc. *	129,813	10,304,556
Urban Outfitters, Inc. *	111,100	3,624,082
		1,119,968,225
Semiconductors & Semiconductor Equipment 2.2%
Altera Corp.	358,646	17,810,360
Analog Devices, Inc.	366,554	21,381,095
Applied Materials, Inc.	1,455,372	25,265,258
Avago Technologies Ltd.	297,900	37,279,206
Broadcom Corp., Class A	637,718	32,274,908
First Solar, Inc. *	94,900	4,204,070
Intel Corp.	5,530,205	160,099,435
KLA-Tencor Corp.	185,081	9,818,547
Lam Research Corp.	181,374	13,942,220
Linear Technology Corp.	282,568	11,585,288
Microchip Technology, Inc.	240,423	10,299,721
Micron Technology, Inc. *	1,245,975	23,062,997
NVIDIA Corp.	601,582	12,001,561
Qorvo, Inc. *	175,400	10,164,430
Skyworks Solutions, Inc.	220,000	21,047,400
Texas Instruments, Inc.	1,211,454	60,548,471
Xilinx, Inc.	313,563	13,091,255
		483,876,222
Software & Services 11.0%
Accenture plc, Class A	729,400	75,208,434
Adobe Systems, Inc. *	562,676	46,133,805
Akamai Technologies, Inc. *	202,841	15,559,933
Alliance Data Systems Corp. *	72,500	19,940,400
Autodesk, Inc. *	269,681	13,640,465
Automatic Data Processing, Inc.	556,673	44,405,805
CA, Inc.	370,925	10,806,900
Citrix Systems, Inc. *	179,208	13,549,917
Cognizant Technology Solutions Corp., Class A *	708,596	44,712,408
Computer Sciences Corp.	162,140	10,608,820
eBay, Inc. *	1,297,169	36,476,392
Electronic Arts, Inc. *	357,392	25,571,398
Facebook, Inc., Class A *	2,463,300	231,574,833
Fidelity National Information Services, Inc.	335,634	21,960,533
Fiserv, Inc. *	280,704	24,381,949
Google, Inc., Class A *	335,312	220,467,640
Google, Inc., Class C *	335,075	209,626,271
International Business Machines Corp.	1,073,290	173,862,247
Intuit, Inc.	328,609	34,756,974
MasterCard, Inc., Class A	1,143,390	111,366,186
Microsoft Corp.	9,474,431	442,455,928
Security	Number of Shares	Value ($)
Oracle Corp.	3,743,586	149,518,825
Paychex, Inc.	371,965	17,259,176
PayPal Holdings, Inc. *	1,297,169	50,200,440
Red Hat, Inc. *	210,100	16,614,708
salesforce.com, Inc. *	705,165	51,688,594
Symantec Corp.	793,750	18,049,875
Teradata Corp. *	159,871	5,932,813
The Western Union Co.	627,325	12,697,058
Total System Services, Inc.	207,700	9,599,894
VeriSign, Inc. *	126,725	8,989,872
Visa, Inc., Class A	2,255,600	169,936,904
Xerox Corp.	1,208,366	13,316,193
Yahoo! Inc. *	1,012,455	37,126,725
		2,387,998,315
Technology Hardware & Equipment 6.6%
Amphenol Corp., Class A	362,300	20,437,343
Apple, Inc.	6,742,315	817,842,810
Cisco Systems, Inc.	5,964,728	169,517,570
Corning, Inc.	1,488,687	27,808,673
EMC Corp.	2,259,645	60,761,854
F5 Networks, Inc. *	82,400	11,053,136
FLIR Systems, Inc.	149,700	4,609,263
Harris Corp.	145,100	12,034,594
Hewlett-Packard Co.	2,113,108	64,492,056
Juniper Networks, Inc.	403,065	11,455,107
Motorola Solutions, Inc.	220,022	13,236,523
NetApp, Inc.	374,174	11,655,520
QUALCOMM, Inc.	1,919,765	123,613,669
SanDisk Corp.	247,324	14,911,164
Seagate Technology plc	383,900	19,425,340
TE Connectivity Ltd.	468,700	28,553,204
Western Digital Corp.	251,600	21,652,696
		1,433,060,522
Telecommunication Services 2.4%
AT&T, Inc.	7,175,603	249,280,448
CenturyLink, Inc.	645,643	18,465,390
Frontier Communications Corp.	1,396,845	6,593,108
Level 3 Communications, Inc. *	329,800	16,654,900
Verizon Communications, Inc.	4,786,078	223,940,589
		514,934,435
Transportation 2.1%
American Airlines Group, Inc.	803,000	32,200,300
C.H. Robinson Worldwide, Inc.	168,095	11,791,864
CSX Corp.	1,148,591	35,927,926
Delta Air Lines, Inc.	969,200	42,974,328
Expeditors International of Washington, Inc.	216,900	10,166,103
FedEx Corp.	306,768	52,586,171
JB Hunt Transport Services, Inc.	95,000	7,991,400
Kansas City Southern	129,400	12,835,186
Norfolk Southern Corp.	357,892	30,181,032
Ryder System, Inc.	60,702	5,494,745
Southwest Airlines Co.	780,136	28,240,923
Union Pacific Corp.	1,031,250	100,639,688
United Parcel Service, Inc., Class B	816,618	83,589,019
		454,618,685
    5

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Utilities 2.9%
AES Corp.	781,249	9,999,987
AGL Resources, Inc.	129,640	6,233,091
Ameren Corp.	287,020	11,790,782
American Electric Power Co., Inc.	585,802	33,138,819
CenterPoint Energy, Inc.	514,366	9,947,838
CMS Energy Corp.	317,784	10,887,280
Consolidated Edison, Inc.	347,565	22,101,658
Dominion Resources, Inc.	687,064	49,262,489
DTE Energy Co.	202,612	16,302,162
Duke Energy Corp.	823,099	61,090,408
Edison International	390,093	23,409,481
Entergy Corp.	209,653	14,889,556
Eversource Energy	359,500	17,874,340
Exelon Corp.	1,009,093	32,381,794
FirstEnergy Corp.	488,694	16,596,048
NextEra Energy, Inc.	518,338	54,529,158
NiSource, Inc.	374,662	6,541,599
NRG Energy, Inc.	378,600	8,499,570
Pepco Holdings, Inc.	316,200	8,436,216
PG&E Corp.	550,506	28,907,070
Pinnacle West Capital Corp.	125,361	7,736,027
PPL Corp.	790,470	25,144,851
Public Service Enterprise Group, Inc.	582,070	24,254,857
SCANA Corp.	157,500	8,631,000
Sempra Energy	270,569	27,538,513
TECO Energy, Inc.	273,819	6,056,876
The Southern Co.	1,065,625	47,665,406
WEC Energy Group, Inc.	369,078	18,084,822
Xcel Energy, Inc.	591,586	20,510,287
		628,441,985
Total Common Stock
(Cost $12,235,721,515)		21,729,012,947

Other Investment Company 0.1% of net assets
Securities Lending Collateral 0.1%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (c)	17,387,447	17,387,447
Total Other Investment Company
(Cost $17,387,447)		17,387,447
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.2% of net assets
Time Deposit 0.2%
DNB
0.03%, 08/03/15	43,403,818	43,403,818
Total Short-Term Investment
(Cost $43,403,818)		43,403,818

End of Investments.

At 07/31/15, the tax basis cost of the fund's investments was $12,336,628,313 and the unrealized appreciation and depreciation were $9,960,674,525 and ($507,498,626), respectively, with a net unrealized appreciation of $9,453,175,899.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $16,511,118.
(c)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 07/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 09/18/15	150	15,738,000	(33,926)
6

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2015:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$21,729,012,947	$—	$—	$21,729,012,947
Other Investment Company[1]	17,387,447	—	—	17,387,447
Short-Term Investment[1]	—	43,403,818	—	43,403,818
Total	$21,746,400,394	$43,403,818	$—	$21,789,804,212
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($33,926)	$—	$—	($33,926)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2015.
    7

Schwab Investments
Schwab 1000 Index® Fund
Portfolio Holdings  as of July 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.6%	Common Stock	2,047,062,472	6,650,643,055
0.7%	Other Investment Companies	48,935,484	48,935,484
100.3%	Total Investments	2,095,997,956	6,699,578,539
(0.3%)	Other Assets and Liabilities, Net		(18,778,789)
100.0%	Net Assets		6,680,799,750

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets
Automobiles & Components 1.1%
Autoliv, Inc. (b)	29,200	3,071,840
BorgWarner, Inc.	69,096	3,434,762
Dana Holding Corp.	50,100	929,856
Delphi Automotive plc	91,200	7,120,896
Ford Motor Co.	1,240,487	18,396,422
General Motors Co.	420,700	13,256,257
Gentex Corp.	97,544	1,568,508
Harley-Davidson, Inc.	66,292	3,864,824
Johnson Controls, Inc.	209,054	9,524,500
Lear Corp.	23,600	2,456,052
Tesla Motors, Inc. *	30,600	8,144,190
The Goodyear Tire & Rubber Co.	83,100	2,503,803
Visteon Corp. *	12,000	1,194,360
		75,466,270
Banks 5.9%
Bank of America Corp.	3,277,241	58,597,069
BB&T Corp.	228,600	9,205,722
BOK Financial Corp.	8,900	591,494
CIT Group, Inc.	50,900	2,394,336
Citigroup, Inc.	945,456	55,271,358
City National Corp.	15,532	1,396,482
Comerica, Inc.	51,128	2,425,001
Commerce Bancshares, Inc.	26,650	1,254,949
Cullen/Frost Bankers, Inc.	16,900	1,224,405
East West Bancorp, Inc.	45,800	2,050,008
Fifth Third Bancorp	259,984	5,477,863
First Republic Bank	40,200	2,564,358
Hudson City Bancorp, Inc.	146,840	1,513,920
Huntington Bancshares, Inc.	273,998	3,197,557
Investors Bancorp, Inc.	108,730	1,324,331
JPMorgan Chase & Co.	1,166,978	79,973,002
KeyCorp	282,614	4,193,992
M&T Bank Corp.	42,943	5,631,974
New York Community Bancorp, Inc.	149,882	2,852,254
Security	Number of Shares	Value ($)
PacWest Bancorp	30,300	1,402,587
People's United Financial, Inc.	103,793	1,688,712
Popular, Inc. *	31,600	967,592
Prosperity Bancshares, Inc.	15,900	867,981
Regions Financial Corp.	427,606	4,442,826
Signature Bank *	15,700	2,285,763
SunTrust Banks, Inc.	164,193	7,280,318
SVB Financial Group *	14,900	2,132,190
Synovus Financial Corp.	44,657	1,407,589
TFS Financial Corp.	27,300	460,278
The PNC Financial Services Group, Inc.	165,634	16,261,946
U.S. Bancorp	547,005	24,730,096
Umpqua Holdings Corp.	67,000	1,188,580
Wells Fargo & Co.	1,474,296	85,317,510
Zions Bancorp	63,198	1,971,146
		393,545,189
Capital Goods 7.3%
3M Co.	199,954	30,261,038
A.O. Smith Corp.	25,400	1,824,228
Acuity Brands, Inc.	14,300	2,877,017
AECOM *	49,700	1,532,251
AGCO Corp.	24,200	1,331,242
Air Lease Corp.	31,700	1,120,595
Allegion plc	28,700	1,814,414
Allison Transmission Holdings, Inc.	52,700	1,537,786
AMETEK, Inc.	75,105	3,984,320
B/E Aerospace, Inc.	31,700	1,544,107
Carlisle Cos., Inc.	20,736	2,099,727
Caterpillar, Inc.	190,796	15,002,289
Chicago Bridge & Iron Co., N.V. (b)	27,108	1,440,519
CLARCOR, Inc.	18,200	1,095,094
Colfax Corp. *	27,300	1,041,222
Crane Co.	16,384	871,629
Cummins, Inc.	53,492	6,928,819
Curtiss-Wright Corp.	15,200	1,024,024
Danaher Corp.	188,440	17,253,566
Deere & Co.	105,146	9,943,657
Donaldson Co., Inc.	43,500	1,461,600
Dover Corp.	50,237	3,218,685
Eaton Corp. plc	149,101	9,032,539
Emerson Electric Co.	213,228	11,034,549
Esterline Technologies Corp. *	10,100	895,466
Fastenal Co.	84,200	3,524,612
Flowserve Corp.	43,023	2,021,651
Fluor Corp.	47,658	2,228,012
Fortune Brands Home & Security, Inc.	52,900	2,525,975
General Dynamics Corp.	99,544	14,843,006
General Electric Co.	3,150,402	82,225,492
Graco, Inc.	20,294	1,450,818
HD Supply Holdings, Inc. *	51,900	1,858,020
HEICO Corp.	18,906	1,036,616
Hexcel Corp.	33,500	1,738,315
    1

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Honeywell International, Inc.	243,699	25,600,580
Hubbell, Inc., Class B	16,932	1,767,870
Huntington Ingalls Industries, Inc.	16,200	1,902,042
IDEX Corp.	24,006	1,825,176
Illinois Tool Works, Inc.	106,104	9,493,125
Ingersoll-Rand plc	82,400	5,059,360
ITT Corp.	30,300	1,151,400
Jacobs Engineering Group, Inc. *	30,856	1,299,655
Joy Global, Inc.	26,308	694,794
L-3 Communications Holdings, Inc.	25,874	2,987,412
Lennox International, Inc.	11,700	1,381,419
Lincoln Electric Holdings, Inc.	22,200	1,344,210
Lockheed Martin Corp.	84,264	17,451,074
Masco Corp.	108,836	2,872,182
MSC Industrial Direct Co., Inc., Class A	15,558	1,108,663
Nordson Corp.	18,000	1,333,980
Northrop Grumman Corp.	60,832	10,524,544
Orbital ATK, Inc.	18,500	1,312,575
Oshkosh Corp.	23,600	862,344
Owens Corning	36,900	1,654,965
PACCAR, Inc.	113,889	7,384,563
Pall Corp.	32,933	4,164,378
Parker-Hannifin Corp.	44,553	5,023,351
Pentair plc	57,895	3,520,595
Precision Castparts Corp.	44,201	8,615,659
Quanta Services, Inc. *	72,100	1,991,402
Raytheon Co.	96,090	10,482,458
Rockwell Automation, Inc.	42,649	4,980,550
Rockwell Collins, Inc.	40,653	3,440,057
Roper Technologies, Inc.	32,591	5,451,497
Sensata Technologies Holding N.V. *	50,100	2,571,132
Snap-on, Inc.	17,250	2,842,800
SolarCity Corp. *(b)	15,700	910,600
Spirit AeroSystems Holdings, Inc., Class A *	37,400	2,105,620
SPX Corp.	12,614	825,082
Stanley Black & Decker, Inc.	43,541	4,593,140
Teledyne Technologies, Inc. *	12,600	1,306,242
Textron, Inc.	88,938	3,886,591
The Boeing Co.	200,889	28,962,167
The Middleby Corp. *	18,300	2,245,410
The Timken Co.	21,394	714,132
The Toro Co.	19,200	1,311,936
TransDigm Group, Inc. *	15,200	3,439,760
Trinity Industries, Inc.	44,200	1,293,292
United Rentals, Inc. *	31,467	2,107,974
United Technologies Corp.	258,203	25,900,343
USG Corp. *	29,200	904,616
W.W. Grainger, Inc.	19,476	4,454,356
WABCO Holdings, Inc. *	18,000	2,222,460
Wabtec Corp.	28,800	2,914,272
Watsco, Inc.	9,700	1,243,928
Xylem, Inc.	53,400	1,843,902
		488,904,535
Commercial & Professional Supplies 0.8%
Cintas Corp.	29,210	2,497,455
Copart, Inc. *	36,074	1,299,746
Equifax, Inc.	37,300	3,809,449
IHS, Inc., Class A *	20,000	2,500,600
Security	Number of Shares	Value ($)
KAR Auction Services, Inc.	44,400	1,728,492
ManpowerGroup, Inc.	25,491	2,306,426
Nielsen N.V.	116,700	5,655,282
Pitney Bowes, Inc.	67,841	1,419,234
R.R. Donnelley & Sons Co.	58,400	1,024,920
Republic Services, Inc.	81,681	3,473,893
Robert Half International, Inc.	43,891	2,415,322
Rollins, Inc.	32,850	952,650
Stericycle, Inc. *	27,098	3,820,005
The ADT Corp.	54,700	1,888,791
The Dun & Bradstreet Corp.	10,925	1,363,112
Towers Watson & Co., Class A	20,900	2,649,702
Tyco International plc	126,900	4,820,931
Verisk Analytics, Inc. *	47,800	3,733,658
Waste Connections, Inc.	37,900	1,899,927
Waste Management, Inc.	131,077	6,701,967
		55,961,562
Consumer Durables & Apparel 1.5%
Brunswick Corp.	29,300	1,555,537
Carter's, Inc.	17,300	1,754,393
Coach, Inc.	91,330	2,849,496
D.R. Horton, Inc.	107,597	3,194,555
Fossil Group, Inc. *	13,700	941,875
Garmin Ltd.	39,886	1,671,622
GoPro, Inc., Class A *	8,800	546,480
Hanesbrands, Inc.	132,000	4,095,960
Harman International Industries, Inc.	20,497	2,206,707
Hasbro, Inc.	34,225	2,694,876
Jarden Corp. *	57,675	3,172,125
Kate Spade & Co. *	39,500	794,740
Leggett & Platt, Inc.	46,944	2,244,393
Lennar Corp., Class A	51,975	2,756,754
lululemon athletica, Inc. *	34,500	2,168,670
Mattel, Inc.	102,797	2,385,918
Michael Kors Holdings Ltd. *	65,400	2,746,146
Mohawk Industries, Inc. *	19,439	3,918,708
Newell Rubbermaid, Inc.	88,526	3,831,405
NIKE, Inc., Class B	217,056	25,009,192
NVR, Inc. *	1,098	1,636,064
Polaris Industries, Inc.	19,200	2,631,552
PulteGroup, Inc.	98,799	2,047,115
PVH Corp.	25,514	2,960,645
Ralph Lauren Corp.	18,395	2,315,747
Tempur Sealy International, Inc. *	18,900	1,427,895
Toll Brothers, Inc. *	50,000	1,946,000
Under Armour, Inc., Class A *	50,000	4,966,500
VF Corp.	108,528	8,366,424
Whirlpool Corp.	24,515	4,357,051
		103,194,545
Consumer Services 2.2%
Aramark	50,500	1,606,910
Bloomin' Brands, Inc.	33,500	780,215
Bright Horizons Family Solutions, Inc. *	12,900	777,096
Brinker International, Inc.	17,700	1,060,230
Buffalo Wild Wings, Inc. *	6,100	1,193,038
Carnival Corp.	140,860	7,506,429
Chipotle Mexican Grill, Inc. *	9,950	7,385,189
2

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Choice Hotels International, Inc.	11,700	592,722
Cracker Barrel Old Country Store, Inc. (b)	8,100	1,230,309
Darden Restaurants, Inc.	39,365	2,903,562
Domino's Pizza, Inc.	18,600	2,117,424
Dunkin' Brands Group, Inc.	34,500	1,859,205
Extended Stay America, Inc.	15,000	285,000
Graham Holdings Co., Class B	1,254	864,708
H&R Block, Inc.	84,898	2,826,254
Hilton Worldwide Holdings, Inc. *	152,700	4,099,995
Hyatt Hotels Corp., Class A *	20,200	1,127,766
Jack in the Box, Inc.	12,400	1,178,000
Las Vegas Sands Corp.	117,863	6,605,043
Marriott International, Inc., Class A	64,875	4,710,574
McDonald's Corp.	300,736	30,031,497
MGM Resorts International *	124,787	2,448,321
Norwegian Cruise Line Holdings Ltd. *	41,900	2,615,398
Panera Bread Co., Class A *	8,600	1,755,432
Royal Caribbean Cruises Ltd.	52,391	4,707,331
Service Corp. International	63,100	1,925,181
ServiceMaster Global Holdings, Inc. *	32,600	1,262,598
Six Flags Entertainment Corp.	30,200	1,408,528
Starbucks Corp.	468,254	27,125,954
Starwood Hotels & Resorts Worldwide, Inc.	54,542	4,333,907
The Wendy's Co.	90,700	930,582
Vail Resorts, Inc.	11,800	1,294,342
Wyndham Worldwide Corp.	39,217	3,236,187
Wynn Resorts Ltd.	24,842	2,564,440
Yum! Brands, Inc.	135,676	11,906,926
		148,256,293
Diversified Financials 4.9%
Affiliated Managers Group, Inc. *	17,859	3,712,886
Ally Financial, Inc. *	138,400	3,151,368
American Express Co.	273,777	20,823,479
Ameriprise Financial, Inc.	57,357	7,208,054
Artisan Partners Asset Management, Inc., Class A	6,000	286,500
Berkshire Hathaway, Inc., Class B *	570,212	81,392,061
BlackRock, Inc.	39,765	13,373,765
Capital One Financial Corp.	174,053	14,150,509
CBOE Holdings, Inc.	25,400	1,574,292
CME Group, Inc.	99,880	9,592,475
Discover Financial Services	142,424	7,948,684
E*TRADE Financial Corp. *	86,290	2,452,362
Eaton Vance Corp.	39,084	1,499,262
Federated Investors, Inc., Class B	30,200	1,018,042
Franklin Resources, Inc.	124,158	5,655,397
Intercontinental Exchange, Inc.	36,110	8,234,524
Invesco Ltd.	135,190	5,218,334
Lazard Ltd., Class A	40,900	2,266,269
Legg Mason, Inc.	31,214	1,540,099
Leucadia National Corp.	101,178	2,379,707
LPL Financial Holdings, Inc. (b)	26,200	1,235,330
McGraw Hill Financial, Inc.	84,736	8,621,888
Moody's Corp.	56,526	6,242,166
Morgan Stanley	475,748	18,478,052
MSCI, Inc.	34,550	2,354,928
Navient Corp.	128,500	2,017,450
Security	Number of Shares	Value ($)
Northern Trust Corp.	70,876	5,421,305
NorthStar Asset Management Group, Inc.	60,300	1,104,696
Raymond James Financial, Inc.	39,649	2,339,291
Santander Consumer USA Holdings, Inc. *	31,700	766,506
SEI Investments Co.	42,148	2,246,910
SLM Corp. *	136,624	1,247,377
Springleaf Holdings, Inc. *	12,500	631,375
State Street Corp.	129,150	9,887,724
T. Rowe Price Group, Inc.	81,850	6,313,091
TD Ameritrade Holding Corp.	87,231	3,203,995
The Bank of New York Mellon Corp.	352,196	15,285,306
The Charles Schwab Corp. (a)	356,265	12,426,523
The Goldman Sachs Group, Inc.	126,432	25,927,410
The NASDAQ OMX Group, Inc.	36,337	1,854,277
Voya Financial, Inc.	62,200	2,920,290
Waddell & Reed Financial, Inc., Class A	29,000	1,302,390
		325,306,349
Energy 6.7%
Anadarko Petroleum Corp.	159,148	11,832,654
Antero Resources Corp. *	17,500	481,425
Apache Corp.	118,700	5,443,582
Baker Hughes, Inc.	135,606	7,885,489
Cabot Oil & Gas Corp.	135,396	3,541,959
Cameron International Corp. *	64,100	3,234,486
Cheniere Energy, Inc. *	68,700	4,738,239
Chesapeake Energy Corp. (b)	162,497	1,407,224
Chevron Corp.	588,837	52,100,298
Cimarex Energy Co.	29,115	3,031,454
Cobalt International Energy, Inc. *	89,900	693,129
Columbia Pipeline Group, Inc.	95,880	2,797,778
Concho Resources, Inc. *	38,200	4,070,592
ConocoPhillips	385,266	19,394,290
CONSOL Energy, Inc. (b)	77,098	1,273,659
Continental Resources, Inc. *	25,800	861,978
Core Laboratories N.V. (b)	13,300	1,458,079
Devon Energy Corp.	123,082	6,082,712
Diamond Offshore Drilling, Inc. (b)	23,629	518,657
Diamondback Energy, Inc. *	17,700	1,191,210
Energen Corp.	24,496	1,352,179
Ensco plc, Class A	76,000	1,260,080
EOG Resources, Inc.	173,304	13,377,336
EQT Corp.	46,600	3,581,210
Exxon Mobil Corp.	1,313,863	104,071,088
FMC Technologies, Inc. *	72,568	2,377,328
Gulfport Energy Corp. *	32,500	1,064,700
Halliburton Co.	260,788	10,898,331
Helmerich & Payne, Inc.	31,392	1,812,574
Hess Corp.	80,023	4,722,157
HollyFrontier Corp.	65,300	3,151,378
Kinder Morgan, Inc.	529,617	18,345,933
Marathon Oil Corp.	217,096	4,561,187
Marathon Petroleum Corp.	171,000	9,348,570
Memorial Resource Development Corp. *	22,800	348,840
Murphy Oil Corp.	49,944	1,637,664
National Oilwell Varco, Inc.	127,426	5,368,457
Newfield Exploration Co. *	53,966	1,769,545
    3

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Noble Corp., plc (b)	85,800	1,025,310
Noble Energy, Inc.	120,722	4,253,036
Occidental Petroleum Corp.	239,416	16,807,003
Oceaneering International, Inc.	28,900	1,156,578
ONEOK, Inc.	66,824	2,525,279
Phillips 66	171,600	13,642,200
Pioneer Natural Resources Co.	45,811	5,807,460
QEP Resources, Inc.	44,400	616,272
Range Resources Corp.	53,928	2,121,528
Schlumberger Ltd.	397,547	32,924,843
Southwestern Energy Co. *	121,188	2,254,097
Spectra Energy Corp.	209,421	6,337,079
Targa Resources Corp.	13,500	1,194,075
Tesoro Corp.	39,812	3,875,300
The Williams Cos., Inc.	214,321	11,247,566
Transocean Ltd. (b)	113,100	1,499,706
Valero Energy Corp.	159,220	10,444,832
Weatherford International plc *	229,600	2,452,128
Western Refining, Inc.	18,800	830,208
Whiting Petroleum Corp. *	64,700	1,325,703
World Fuel Services Corp.	24,500	995,925
		444,423,579
Food & Staples Retailing 2.2%
Casey's General Stores, Inc.	12,200	1,247,023
Costco Wholesale Corp.	138,259	20,089,033
CVS Health Corp.	353,611	39,770,629
Rite Aid Corp. *	271,000	2,414,610
Sprouts Farmers Market, Inc. *	39,400	966,088
Sysco Corp.	184,730	6,707,546
The Kroger Co.	305,626	11,992,764
United Natural Foods, Inc. *	16,600	755,798
Wal-Mart Stores, Inc.	494,027	35,560,063
Walgreens Boots Alliance, Inc.	272,669	26,348,006
Whole Foods Market, Inc.	110,632	4,027,005
		149,878,565
Food, Beverage & Tobacco 4.9%
Altria Group, Inc.	617,605	33,585,360
Archer-Daniels-Midland Co.	200,605	9,512,689
Brown-Forman Corp., Class B	45,780	4,963,010
Bunge Ltd.	45,892	3,664,476
Campbell Soup Co.	53,858	2,655,738
Coca-Cola Enterprises, Inc.	67,972	3,472,010
ConAgra Foods, Inc.	136,097	5,996,434
Constellation Brands, Inc., Class A	54,132	6,496,923
Dr Pepper Snapple Group, Inc.	63,820	5,119,640
Flowers Foods, Inc.	56,925	1,232,995
General Mills, Inc.	191,600	11,153,036
Hormel Foods Corp.	40,594	2,403,571
Ingredion, Inc.	21,800	1,922,760
Kellogg Co.	79,931	5,289,034
Keurig Green Mountain, Inc.	38,000	2,851,520
McCormick & Co., Inc. - Non Voting Shares	40,454	3,317,633
Mead Johnson Nutrition Co.	62,500	5,524,375
Molson Coors Brewing Co., Class B	49,272	3,505,210
Mondelez International, Inc., Class A	513,464	23,172,630
Monster Beverage Corp. *	45,800	7,032,590
PepsiCo, Inc.	463,285	44,637,510
Security	Number of Shares	Value ($)
Philip Morris International, Inc.	484,265	41,419,185
Pilgrim's Pride Corp. (b)	15,000	324,600
Pinnacle Foods, Inc.	29,600	1,330,520
Reynolds American, Inc.	127,846	10,967,908
Seaboard Corp. *	105	364,875
The Boston Beer Co., Inc., Class A *	2,800	617,456
The Coca-Cola Co.	1,232,948	50,649,504
The Hain Celestial Group, Inc. *	29,400	1,998,612
The Hershey Co.	45,564	4,232,440
The JM Smucker Co.	31,301	3,496,009
The Kraft Heinz Co.	183,400	14,574,798
The WhiteWave Foods Co. *	55,779	2,879,312
TreeHouse Foods, Inc. *	13,600	1,114,656
Tyson Foods, Inc., Class A	87,359	3,874,372
		325,353,391
Health Care Equipment & Services 5.2%
Abbott Laboratories	469,946	23,821,563
Acadia Healthcare Co., Inc. *	14,600	1,164,788
Aetna, Inc.	109,934	12,419,244
Alere, Inc. *	24,700	1,200,667
Align Technology, Inc. *	23,400	1,467,180
AmerisourceBergen Corp.	65,120	6,886,440
Anthem, Inc.	83,523	12,885,093
athenahealth, Inc. *	12,000	1,679,520
Baxter International, Inc.	170,825	6,846,666
Becton, Dickinson & Co.	64,307	9,784,310
Boston Scientific Corp. *	409,607	7,102,585
Brookdale Senior Living, Inc. *	58,000	1,921,540
C.R. Bard, Inc.	23,600	4,640,940
Cardinal Health, Inc.	104,010	8,838,770
Centene Corp. *	34,200	2,398,446
Cerner Corp. *	94,504	6,777,827
Cigna Corp.	81,054	11,676,639
Community Health Systems, Inc. *	35,624	2,084,360
DaVita HealthCare Partners, Inc. *	53,450	4,224,153
DENTSPLY International, Inc.	41,600	2,367,456
DexCom, Inc. *	22,700	1,921,555
Edwards Lifesciences Corp. *	34,592	5,263,519
Envision Healthcare Holdings, Inc. *	57,400	2,571,520
Express Scripts Holding Co. *	228,489	20,580,004
HCA Holdings, Inc. *	92,200	8,575,522
Health Net, Inc. *	24,400	1,631,384
HealthSouth Corp.	27,400	1,252,180
Henry Schein, Inc. *	25,919	3,835,494
Hologic, Inc. *	76,970	3,206,570
Humana, Inc.	46,391	8,447,337
IDEXX Laboratories, Inc. *	29,996	2,181,609
IMS Health Holdings, Inc. *	33,400	1,107,210
Intuitive Surgical, Inc. *	11,341	6,046,681
Laboratory Corp. of America Holdings *	30,368	3,865,543
McKesson Corp.	72,247	15,935,521
MEDNAX, Inc. *	33,308	2,819,189
Medtronic plc	444,022	34,806,885
Omnicare, Inc.	33,133	3,208,931
Patterson Cos., Inc.	29,800	1,494,768
Premier, Inc., Class A *	10,000	357,600
Quest Diagnostics, Inc.	47,347	3,494,682
ResMed, Inc.	43,716	2,533,342
Sirona Dental Systems, Inc. *	18,900	1,961,442
4

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
St. Jude Medical, Inc.	87,455	6,455,928
STERIS Corp.	17,800	1,230,514
Stryker Corp.	91,954	9,404,136
Team Health Holdings, Inc. *	22,500	1,516,725
Teleflex, Inc.	13,846	1,855,226
Tenet Healthcare Corp. *	33,425	1,881,827
The Cooper Cos., Inc.	14,400	2,548,800
UnitedHealth Group, Inc.	300,492	36,479,729
Universal Health Services, Inc., Class B	27,874	4,048,141
Varian Medical Systems, Inc. *	31,371	2,700,102
VCA, Inc. *	26,300	1,618,239
Veeva Systems, Inc., Class A *	10,000	269,200
WellCare Health Plans, Inc. *	14,100	1,139,280
West Pharmaceutical Services, Inc.	22,500	1,347,075
Zimmer Biomet Holdings, Inc.	52,212	5,433,703
		345,215,300
Household & Personal Products 1.7%
Avon Products, Inc. (b)	146,436	830,292
Church & Dwight Co., Inc.	44,094	3,806,635
Colgate-Palmolive Co.	266,054	18,096,993
Coty, Inc., Class A *	19,300	515,889
Edgewell Personal Care Co.	19,900	1,904,629
Energizer Holdings, Inc. *	19,900	766,349
Kimberly-Clark Corp.	113,204	13,015,064
Spectrum Brands Holdings, Inc.	5,000	529,750
The Clorox Co.	41,725	4,670,697
The Estee Lauder Cos., Inc., Class A	71,668	6,386,335
The Procter & Gamble Co.	846,819	64,951,017
		115,473,650
Insurance 3.1%
ACE Ltd.	103,000	11,203,310
Aflac, Inc.	142,413	9,121,553
Alleghany Corp. *	5,186	2,521,070
Allied World Assurance Co. Holdings AG	33,600	1,419,936
American Financial Group, Inc.	17,605	1,213,865
American International Group, Inc.	417,876	26,794,209
AmTrust Financial Services, Inc.	9,800	681,198
Aon plc	88,603	8,928,524
Arch Capital Group Ltd. *	37,000	2,640,320
Arthur J. Gallagher & Co.	50,220	2,381,935
Assurant, Inc.	19,192	1,431,723
Assured Guaranty Ltd.	53,900	1,318,394
Axis Capital Holdings Ltd.	33,562	1,931,829
Brown & Brown, Inc.	39,476	1,320,472
Cincinnati Financial Corp.	34,817	1,922,247
CNA Financial Corp.	9,150	362,523
Erie Indemnity Co., Class A	8,285	715,078
Everest Re Group Ltd.	14,420	2,640,590
First American Financial Corp.	31,600	1,282,328
FNF Group	88,169	3,446,526
Genworth Financial, Inc., Class A *	166,939	1,170,242
HCC Insurance Holdings, Inc.	31,057	2,396,358
Lincoln National Corp.	84,359	4,751,099
Loews Corp.	82,358	3,138,663
Markel Corp. *	4,447	3,956,718
Marsh & McLennan Cos., Inc.	166,820	9,665,551
Security	Number of Shares	Value ($)
Mercury General Corp.	10,500	592,725
MetLife, Inc.	353,344	19,695,395
Old Republic International Corp.	86,909	1,453,988
PartnerRe Ltd.	15,809	2,149,392
Principal Financial Group, Inc.	88,009	4,885,380
Prudential Financial, Inc.	141,897	12,538,019
Reinsurance Group of America, Inc.	23,610	2,278,837
RenaissanceRe Holdings Ltd.	11,007	1,181,051
The Allstate Corp.	132,098	9,108,157
The Chubb Corp.	73,812	9,177,046
The Hartford Financial Services Group, Inc.	130,995	6,228,812
The Progressive Corp.	166,942	5,091,731
The Travelers Cos., Inc.	103,347	10,967,184
Torchmark Corp.	39,097	2,408,766
Unum Group	78,214	2,803,190
Validus Holdings Ltd.	25,509	1,182,342
W. R. Berkley Corp.	32,225	1,795,577
White Mountains Insurance Group Ltd.	1,813	1,279,978
Willis Group Holdings plc	56,600	2,631,334
XL Group plc	82,267	3,127,791
		208,932,956
Materials 3.1%
Air Products & Chemicals, Inc.	61,078	8,704,226
Airgas, Inc.	21,451	2,188,431
Albemarle Corp.	37,439	2,029,194
Alcoa, Inc.	374,620	3,697,499
AptarGroup, Inc.	22,500	1,525,275
Ashland, Inc.	20,300	2,320,696
Avery Dennison Corp.	31,060	1,890,001
Axalta Coating Systems Ltd. *	30,000	954,300
Ball Corp.	40,576	2,752,676
Bemis Co., Inc.	35,049	1,562,134
Berry Plastics Group, Inc. *	36,100	1,175,416
Celanese Corp., Series A	49,443	3,259,283
CF Industries Holdings, Inc.	74,560	4,413,952
Crown Holdings, Inc. *	39,776	2,048,862
E.I. du Pont de Nemours & Co.	282,217	15,736,420
Eagle Materials, Inc.	15,200	1,172,528
Eastman Chemical Co.	45,762	3,587,741
Ecolab, Inc.	83,128	9,627,054
FMC Corp.	43,504	2,111,684
Freeport-McMoRan, Inc.	331,157	3,891,095
Graphic Packaging Holding Co.	104,500	1,577,950
Huntsman Corp.	64,700	1,229,300
International Flavors & Fragrances, Inc.	24,408	2,821,321
International Paper Co.	135,207	6,472,359
LyondellBasell Industries N.V., Class A	124,100	11,644,303
Martin Marietta Materials, Inc.	19,649	3,081,356
Monsanto Co.	150,434	15,327,720
NewMarket Corp.	3,600	1,431,756
Newmont Mining Corp.	162,928	2,797,474
Nucor Corp.	92,376	4,077,477
Owens-Illinois, Inc. *	55,877	1,192,974
Packaging Corp. of America	29,030	2,055,034
Platform Specialty Products Corp. *	37,800	879,606
PolyOne Corp.	30,900	1,058,943
    5

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
PPG Industries, Inc.	84,812	9,191,924
Praxair, Inc.	89,328	10,195,898
Reliance Steel & Aluminum Co.	25,122	1,522,393
Royal Gold, Inc.	21,800	1,099,156
RPM International, Inc.	44,600	2,090,402
Sealed Air Corp.	65,302	3,472,107
Sigma-Aldrich Corp.	36,508	5,096,882
Silgan Holdings, Inc.	10,200	545,394
Sonoco Products Co.	33,970	1,402,282
Steel Dynamics, Inc.	74,400	1,490,232
The Chemours Co.	56,443	616,358
The Dow Chemical Co.	338,656	15,937,151
The Mosaic Co.	98,995	4,250,845
The Scotts Miracle-Gro Co., Class A	14,668	885,800
The Sherwin-Williams Co.	25,090	6,968,998
The Valspar Corp.	24,346	2,027,535
Vulcan Materials Co.	43,925	3,998,053
W.R. Grace & Co. *	21,500	2,169,995
Westlake Chemical Corp.	14,000	874,580
WestRock Co. *	84,842	5,350,136
		209,482,161
Media 3.6%
AMC Networks, Inc., Class A *	19,500	1,642,290
Cablevision Systems Corp., Class A	75,110	2,119,604
CBS Corp., Class B - Non Voting Shares	142,705	7,630,436
Charter Communications, Inc., Class A *(b)	25,600	4,758,016
Cinemark Holdings, Inc.	34,600	1,365,316
Clear Channel Outdoor Holdings, Inc., Class A	14,500	140,070
Comcast Corp., Class A	789,423	49,267,890
Discovery Communications, Inc., Class A *(b)	47,200	1,558,544
Discovery Communications, Inc., Class C *	87,100	2,639,130
DISH Network Corp., Class A *	67,372	4,352,905
John Wiley & Sons, Inc., Class A	15,480	820,595
Liberty Broadband Corp., Class C *	20,700	1,108,071
Liberty Global plc, Class A *	79,241	4,156,983
Liberty Global plc, Series C *	184,872	9,084,610
Liberty Media Corp., Class A *	30,446	1,150,859
Liberty Media Corp., Class C *	62,700	2,363,790
Lions Gate Entertainment Corp.	26,400	1,034,352
Live Nation Entertainment, Inc. *	45,500	1,193,010
News Corp., Class A *	161,082	2,372,738
Omnicom Group, Inc.	77,888	5,692,055
Scripps Networks Interactive, Inc., Class A	30,900	1,933,722
Sirius XM Holdings, Inc. *	817,600	3,237,696
TEGNA, Inc.	73,854	2,151,367
The Interpublic Group of Cos., Inc.	127,164	2,708,593
The Madison Square Garden Co., Class A *	20,800	1,734,720
The Walt Disney Co.	487,560	58,507,200
Time Warner Cable, Inc.	87,736	16,670,717
Time Warner, Inc.	261,180	22,994,287
Security	Number of Shares	Value ($)
Twenty-First Century Fox, Inc., Class A	551,828	19,032,548
Viacom, Inc., Class B	113,546	6,472,122
		239,894,236
Pharmaceuticals, Biotechnology & Life Sciences 10.0%
AbbVie, Inc.	539,126	37,744,211
ACADIA Pharmaceuticals, Inc. *	24,700	1,205,607
Agilent Technologies, Inc.	107,031	4,382,920
Agios Pharmaceuticals, Inc. *	3,700	407,666
Akorn, Inc. *	23,300	1,074,363
Alexion Pharmaceuticals, Inc. *	70,304	13,880,822
Alkermes plc *	44,700	3,129,894
Allergan plc *	122,677	40,624,489
Alnylam Pharmaceuticals, Inc. *	22,100	2,816,203
Amgen, Inc.	238,802	42,170,045
Baxalta, Inc. *	170,825	5,608,185
Bio-Rad Laboratories, Inc., Class A *	6,900	1,040,106
Bio-Techne Corp.	12,563	1,374,141
Biogen, Inc. *	74,155	23,639,131
BioMarin Pharmaceutical, Inc. *	49,600	7,254,992
Bristol-Myers Squibb Co.	519,939	34,128,796
Celgene Corp. *	250,540	32,883,375
Cepheid *	21,800	1,211,862
Charles River Laboratories International, Inc. *	14,400	1,117,728
Eli Lilly & Co.	305,271	25,798,452
Endo International plc *	63,428	5,552,487
Gilead Sciences, Inc.	462,144	54,468,292
Hospira, Inc. *	52,340	4,681,813
Illumina, Inc. *	44,400	9,736,920
Incyte Corp. *	51,800	5,401,704
Intercept Pharmaceuticals, Inc. *	4,500	1,187,145
Intrexon Corp. *(b)	15,000	978,750
Isis Pharmaceuticals, Inc. *	37,300	2,048,889
Jazz Pharmaceuticals plc *	19,200	3,691,008
Johnson & Johnson	872,887	87,472,006
Mallinckrodt plc *	35,320	4,378,267
Medivation, Inc. *	24,300	2,559,519
Merck & Co., Inc.	891,318	52,552,109
Mettler-Toledo International, Inc. *	8,800	2,970,880
Mylan N.V. *	127,600	7,144,324
OPKO Health, Inc. *(b)	69,500	1,137,715
Pacira Pharmaceuticals, Inc. *	11,300	750,546
PAREXEL International Corp. *	17,300	1,193,008
PerkinElmer, Inc.	38,500	2,037,420
Perrigo Co., plc	45,400	8,725,880
Pfizer, Inc.	1,925,151	69,420,945
Puma Biotechnology, Inc. *	6,200	561,720
Quintiles Transnational Holdings, Inc. *	25,400	1,948,688
Receptos, Inc. *	9,800	2,233,028
Regeneron Pharmaceuticals, Inc. *	23,600	13,066,376
Seattle Genetics, Inc. *	33,600	1,608,432
Thermo Fisher Scientific, Inc.	123,798	17,273,535
United Therapeutics Corp. *	16,100	2,726,696
Vertex Pharmaceuticals, Inc. *	75,312	10,167,120
VWR Corp. *	12,900	345,591
Waters Corp. *	25,000	3,337,250
Zoetis, Inc.	160,800	7,875,984
		670,727,035
6

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Real Estate 3.6%
Alexandria Real Estate Equities, Inc.	24,500	2,271,395
American Campus Communities, Inc.	31,200	1,164,384
American Capital Agency Corp.	108,300	2,085,858
American Homes 4 Rent, Class A	44,000	728,200
American Tower Corp.	132,689	12,620,051
Annaly Capital Management, Inc.	304,600	3,030,770
Apartment Investment & Management Co., Class A	49,418	1,931,255
AvalonBay Communities, Inc.	41,849	7,212,257
BioMed Realty Trust, Inc.	58,600	1,262,244
Boston Properties, Inc.	47,905	5,905,728
Brixmor Property Group, Inc.	40,400	988,588
Camden Property Trust	26,864	2,139,180
CBL & Associates Properties, Inc.	53,200	869,288
CBRE Group, Inc., Class A *	84,537	3,209,870
Chimera Investment Corp.	66,080	940,318
Corrections Corp. of America	38,004	1,336,601
Crown Castle International Corp.	104,627	8,569,998
CubeSmart	50,100	1,310,616
DCT Industrial Trust, Inc.	27,600	959,376
DDR Corp.	91,800	1,496,340
Digital Realty Trust, Inc.	41,400	2,660,778
Douglas Emmett, Inc.	47,600	1,395,156
Duke Realty Corp.	104,537	2,108,511
EPR Properties	17,000	971,040
Equinix, Inc.	17,780	4,959,020
Equity Commonwealth *	40,300	1,055,860
Equity LifeStyle Properties, Inc.	27,800	1,609,064
Equity One, Inc.	20,200	518,534
Equity Residential	115,272	8,623,498
Essex Property Trust, Inc.	20,929	4,707,141
Extra Space Storage, Inc.	37,100	2,727,592
Federal Realty Investment Trust	21,596	2,954,117
Forest City Enterprises, Inc., Class A *	61,800	1,443,030
Gaming & Leisure Properties, Inc.	32,000	1,048,000
General Growth Properties, Inc.	200,000	5,428,000
HCP, Inc.	144,480	5,582,707
Health Care REIT, Inc.	111,421	7,729,275
Healthcare Trust of America, Inc., Class A	36,800	924,784
Highwoods Properties, Inc.	31,600	1,337,628
Home Properties, Inc.	16,400	1,208,680
Hospitality Properties Trust	52,081	1,428,061
Host Hotels & Resorts, Inc.	240,139	4,653,894
Iron Mountain, Inc.	61,866	1,859,073
Jones Lang LaSalle, Inc.	14,800	2,634,992
Kilroy Realty Corp.	27,700	1,962,545
Kimco Realty Corp.	126,531	3,126,581
Lamar Advertising Co., Class A	26,170	1,571,509
LaSalle Hotel Properties	34,000	1,131,180
Liberty Property Trust	46,304	1,575,725
Mid-America Apartment Communities, Inc.	23,900	1,920,126
National Retail Properties, Inc.	43,000	1,598,310
NorthStar Realty Finance Corp.	81,150	1,298,400
Omega Healthcare Investors, Inc.	51,900	1,881,894
Outfront Media, Inc.	42,500	1,068,025
Pebblebrook Hotel Trust	22,300	907,610
Plum Creek Timber Co., Inc.	54,798	2,246,718
Post Properties, Inc.	17,000	967,980
Security	Number of Shares	Value ($)
Prologis, Inc.	162,080	6,582,069
Public Storage	45,509	9,337,537
Rayonier, Inc.	41,734	1,026,656
Realogy Holdings Corp. *	43,650	1,986,948
Realty Income Corp.	70,800	3,418,932
Regency Centers Corp.	30,582	1,956,331
Retail Properties of America, Inc., Class A	70,000	1,019,200
RLJ Lodging Trust	44,500	1,327,435
Senior Housing Properties Trust	69,500	1,200,265
Simon Property Group, Inc.	99,050	18,544,141
SL Green Realty Corp.	31,851	3,667,324
Sovran Self Storage, Inc.	10,100	961,621
Spirit Realty Capital, Inc.	113,100	1,147,965
Starwood Property Trust, Inc.	62,800	1,366,528
Strategic Hotels & Resorts, Inc. *	84,100	1,149,647
Sun Communities, Inc.	15,500	1,077,405
Sunstone Hotel Investors, Inc.	64,100	901,887
Tanger Factory Outlet Centers, Inc.	30,900	1,003,632
Taubman Centers, Inc.	19,800	1,481,040
The Howard Hughes Corp. *	11,500	1,563,540
The Macerich Co.	44,845	3,549,930
Two Harbors Investment Corp.	117,200	1,197,784
UDR, Inc.	85,262	2,882,708
Ventas, Inc.	102,229	6,858,544
VEREIT, Inc.	288,200	2,524,632
Vornado Realty Trust	54,334	5,300,282
Weingarten Realty Investors	32,102	1,129,348
Weyerhaeuser Co.	166,850	5,120,627
WP Carey, Inc.	29,500	1,805,105
WP GLIMCHER, Inc.	59,200	801,568
		242,747,986
Retailing 5.0%
Advance Auto Parts, Inc.	22,622	3,940,979
Amazon.com, Inc. *	119,641	64,145,522
AutoNation, Inc. *	20,866	1,300,786
AutoZone, Inc. *	10,033	7,032,531
Bed Bath & Beyond, Inc. *	56,220	3,667,231
Best Buy Co., Inc.	86,726	2,800,383
Burlington Stores, Inc. *	20,300	1,117,312
Cabela's, Inc. *	15,100	670,893
CarMax, Inc. *	66,800	4,309,268
CST Brands, Inc.	25,900	981,092
Dick's Sporting Goods, Inc.	32,800	1,672,144
Dillard's, Inc., Class A	9,100	927,108
Dollar General Corp.	93,400	7,506,558
Dollar Tree, Inc. *	70,318	5,486,913
Expedia, Inc.	32,204	3,910,854
Foot Locker, Inc.	45,109	3,182,440
GameStop Corp., Class A (b)	31,900	1,462,615
Genuine Parts Co.	49,630	4,414,588
GNC Holdings, Inc., Class A	26,800	1,318,828
Groupon, Inc. *	120,700	581,774
HSN, Inc.	9,400	690,994
Kohl's Corp.	62,565	3,836,486
L Brands, Inc.	78,823	6,362,593
Liberty Interactive Corp., QVC Group, Class A *	136,208	3,956,842
Liberty Ventures, Series A *	44,681	1,853,368
LKQ Corp. *	99,600	3,133,416
    7

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Lowe's Cos., Inc.	293,436	20,352,721
Macy's, Inc.	109,576	7,567,319
Murphy USA, Inc. *	14,300	783,068
Netflix, Inc. *	131,600	15,043,196
Nordstrom, Inc.	41,600	3,174,496
O'Reilly Automotive, Inc. *	31,566	7,585,625
Office Depot, Inc. *	154,900	1,239,200
Penske Automotive Group, Inc.	15,300	826,200
Restoration Hardware Holdings, Inc. *	11,800	1,197,228
Ross Stores, Inc.	133,824	7,114,084
Sally Beauty Holdings, Inc. *	38,200	1,137,978
Sears Holdings Corp. *(b)	13,094	282,176
Signet Jewelers Ltd.	24,300	2,945,646
Staples, Inc.	197,970	2,912,139
Target Corp.	199,562	16,334,150
The Gap, Inc.	87,355	3,186,710
The Home Depot, Inc.	407,435	47,682,118
The Michaels Cos., Inc. *	12,400	314,216
The Priceline Group, Inc. *	16,246	20,203,038
The TJX Cos., Inc.	213,190	14,884,926
Tiffany & Co.	33,573	3,212,936
Tractor Supply Co.	41,400	3,830,328
TripAdvisor, Inc. *	33,200	2,635,416
Ulta Salon, Cosmetics & Fragrance, Inc. *	19,900	3,303,997
Urban Outfitters, Inc. *	27,996	913,229
Williams-Sonoma, Inc.	29,400	2,489,004
		331,414,662
Semiconductors & Semiconductor Equipment 2.2%
Altera Corp.	92,269	4,582,079
Analog Devices, Inc.	101,274	5,907,312
Applied Materials, Inc.	385,589	6,693,825
Atmel Corp.	138,500	1,146,780
Avago Technologies Ltd.	80,000	10,011,200
Broadcom Corp., Class A	166,125	8,407,586
Cavium, Inc. *	17,300	1,172,940
Cree, Inc. *(b)	38,900	958,885
First Solar, Inc. *	20,000	886,000
Freescale Semiconductor Ltd. *	31,900	1,271,853
Intel Corp.	1,483,180	42,938,061
KLA-Tencor Corp.	53,538	2,840,191
Lam Research Corp.	48,319	3,714,282
Linear Technology Corp.	77,466	3,176,106
Marvell Technology Group Ltd.	135,162	1,681,415
Maxim Integrated Products, Inc.	93,400	3,179,336
Microchip Technology, Inc.	65,366	2,800,279
Micron Technology, Inc. *	333,400	6,171,234
NVIDIA Corp.	156,999	3,132,130
ON Semiconductor Corp. *	126,800	1,346,616
Qorvo, Inc. *	46,400	2,688,880
Skyworks Solutions, Inc.	59,900	5,730,633
SunEdison, Inc. *	90,500	2,106,840
Teradyne, Inc.	62,600	1,205,676
Texas Instruments, Inc.	326,775	16,332,215
Xilinx, Inc.	85,805	3,582,359
		143,664,713
Security	Number of Shares	Value ($)
Software & Services 11.0%
Accenture plc, Class A	195,100	20,116,761
Activision Blizzard, Inc.	157,838	4,070,642
Adobe Systems, Inc. *	147,113	12,061,795
Akamai Technologies, Inc. *	55,509	4,258,095
Alliance Data Systems Corp. *	19,371	5,327,800
Amdocs Ltd.	51,600	3,026,340
ANSYS, Inc. *	27,400	2,579,710
Autodesk, Inc. *	69,872	3,534,126
Automatic Data Processing, Inc.	150,551	12,009,453
Booz Allen Hamilton Holding Corp.	27,900	773,667
Broadridge Financial Solutions, Inc.	36,400	1,975,428
CA, Inc.	98,881	2,880,898
Cadence Design Systems, Inc. *	92,587	1,941,549
CDK Global, Inc.	51,400	2,654,296
Citrix Systems, Inc. *	52,400	3,961,964
Cognizant Technology Solutions Corp., Class A *	191,332	12,073,049
Computer Sciences Corp.	42,331	2,769,717
CoStar Group, Inc. *	10,600	2,133,674
DST Systems, Inc.	8,080	881,932
eBay, Inc. *	348,470	9,798,976
Electronic Arts, Inc. *	98,381	7,039,161
Facebook, Inc., Class A *	658,500	61,905,585
FactSet Research Systems, Inc.	12,900	2,137,014
Fidelity National Information Services, Inc.	84,508	5,529,358
FireEye, Inc. *	8,600	382,614
Fiserv, Inc. *	76,278	6,625,507
FleetCor Technologies, Inc. *	24,100	3,731,162
Fortinet, Inc. *	44,600	2,129,204
Gartner, Inc. *	26,400	2,338,248
Genpact Ltd. *	44,550	989,455
Global Payments, Inc.	19,738	2,212,432
Google, Inc., Class A *	89,988	59,167,110
Google, Inc., Class C *	89,332	55,886,993
Guidewire Software, Inc. *	21,100	1,245,955
IAC/InterActiveCorp	21,230	1,640,230
Informatica Corp. *	36,200	1,756,424
International Business Machines Corp.	287,840	46,627,202
Intuit, Inc.	89,944	9,513,377
Jack Henry & Associates, Inc.	24,200	1,690,612
LinkedIn Corp., Class A *	33,000	6,707,580
Manhattan Associates, Inc. *	24,200	1,568,644
MasterCard, Inc., Class A	306,910	29,893,034
MAXIMUS, Inc.	21,300	1,452,873
Microsoft Corp.	2,538,838	118,563,735
NetSuite, Inc. *	9,800	968,632
Nuance Communications, Inc. *	79,800	1,446,774
Oracle Corp.	1,003,410	40,076,195
Pandora Media, Inc. *	52,500	919,800
Paychex, Inc.	102,528	4,757,299
PayPal Holdings, Inc. *	348,470	13,485,789
PTC, Inc. *	39,700	1,443,095
Rackspace Hosting, Inc. *	35,200	1,197,856
Red Hat, Inc. *	57,283	4,529,940
Sabre Corp.	26,300	699,580
salesforce.com, Inc. *	190,540	13,966,582
ServiceNow, Inc. *	41,300	3,324,650
SolarWinds, Inc. *	20,600	821,734
8

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Solera Holdings, Inc.	24,100	881,819
Splunk, Inc. *	37,800	2,643,732
SS&C Technologies Holdings, Inc.	20,100	1,367,403
Symantec Corp.	213,489	4,854,740
Synopsys, Inc. *	48,700	2,475,908
Syntel, Inc. *	11,300	493,697
Tableau Software, Inc., Class A *	13,900	1,455,886
Teradata Corp. *	48,044	1,782,913
The Ultimate Software Group, Inc. *	8,900	1,639,469
The Western Union Co.	163,440	3,308,026
Total System Services, Inc.	55,100	2,546,722
Twitter, Inc. *	170,100	5,274,801
Tyler Technologies, Inc. *	9,100	1,269,814
Vantiv, Inc., Class A *	45,300	1,993,200
VeriFone Systems, Inc. *	35,800	1,152,044
Verint Systems, Inc. *	21,200	1,234,264
VeriSign, Inc. *	36,605	2,596,759
Visa, Inc., Class A	611,200	46,047,808
VMware, Inc., Class A *	28,900	2,575,857
WEX, Inc. *	13,100	1,336,724
Workday, Inc., Class A *	29,900	2,521,467
Xerox Corp.	331,345	3,651,422
Yahoo! Inc. *	274,979	10,083,480
Yelp, Inc. *	18,400	485,760
Zillow Group, Inc., Class A *(b)	13,200	1,075,800
		731,950,822
Technology Hardware & Equipment 6.2%
3D Systems Corp. *(b)	30,149	396,761
Amphenol Corp., Class A	98,240	5,541,718
Apple, Inc.	1,807,574	219,258,726
Arista Networks, Inc. *	2,000	168,940
ARRIS Group, Inc. *	36,900	1,140,948
Arrow Electronics, Inc. *	28,800	1,674,720
Avnet, Inc.	42,546	1,775,445
Belden, Inc.	13,900	823,297
Brocade Communications Systems, Inc.	127,300	1,306,098
CDW Corp.	27,800	998,854
Cisco Systems, Inc.	1,599,015	45,444,006
Cognex Corp.	26,700	1,208,709
CommScope Holding Co., Inc. *	37,600	1,179,512
Corning, Inc.	395,163	7,381,645
Dolby Laboratories, Inc., Class A	17,400	611,610
EchoStar Corp., Class A *	13,254	615,251
EMC Corp.	610,424	16,414,301
F5 Networks, Inc. *	23,200	3,112,048
FEI Co.	12,500	1,074,625
FLIR Systems, Inc.	38,200	1,176,178
Harris Corp.	38,807	3,218,653
Hewlett-Packard Co.	568,768	17,358,799
Ingram Micro, Inc., Class A *	53,851	1,466,363
IPG Photonics Corp. *	9,400	866,868
Jabil Circuit, Inc.	62,300	1,261,575
Juniper Networks, Inc.	110,994	3,154,449
Keysight Technologies, Inc. *	54,100	1,652,214
Motorola Solutions, Inc.	57,912	3,483,986
National Instruments Corp.	31,200	903,552
NCR Corp. *	53,544	1,474,602
NetApp, Inc.	99,600	3,102,540
Palo Alto Networks, Inc. *	20,400	3,790,932
Security	Number of Shares	Value ($)
QUALCOMM, Inc.	511,578	32,940,507
SanDisk Corp.	64,958	3,916,318
Seagate Technology plc	98,537	4,985,972
TE Connectivity Ltd.	126,600	7,712,472
Trimble Navigation Ltd. *	84,000	1,940,400
Western Digital Corp.	66,312	5,706,811
Zebra Technologies Corp., Class A *	16,700	1,797,421
		412,037,826
Telecommunication Services 2.2%
AT&T, Inc.	1,915,141	66,532,001
CenturyLink, Inc.	182,811	5,228,395
Frontier Communications Corp.	338,406	1,597,276
Level 3 Communications, Inc. *	85,020	4,293,510
SBA Communications Corp., Class A *	41,300	4,985,736
Sprint Corp. *	278,164	937,413
T-Mobile US, Inc. *	82,500	3,354,450
Verizon Communications, Inc.	1,286,657	60,202,681
Windstream Holdings, Inc. (b)	33,024	160,166
		147,291,628
Transportation 2.2%
Alaska Air Group, Inc.	42,600	3,226,950
AMERCO	2,000	718,740
American Airlines Group, Inc.	215,100	8,625,510
Avis Budget Group, Inc. *	34,800	1,511,364
C.H. Robinson Worldwide, Inc.	47,848	3,356,537
CSX Corp.	307,626	9,622,541
Delta Air Lines, Inc.	262,700	11,648,118
Expeditors International of Washington, Inc.	59,698	2,798,045
FedEx Corp.	81,728	14,009,814
Genesee & Wyoming, Inc., Class A *	14,700	1,046,934
Hertz Global Holdings, Inc. *	142,100	2,414,279
JB Hunt Transport Services, Inc.	30,591	2,573,315
JetBlue Airways Corp. *	75,900	1,744,182
Kansas City Southern	33,100	3,283,189
Kirby Corp. *	18,900	1,368,549
Norfolk Southern Corp.	96,586	8,145,097
Old Dominion Freight Line, Inc. *	19,400	1,419,110
Ryder System, Inc.	16,964	1,535,581
Southwest Airlines Co.	208,488	7,547,266
Spirit Airlines, Inc. *	23,400	1,399,788
Swift Transportation Co. *	23,800	566,916
Union Pacific Corp.	274,824	26,820,074
United Continental Holdings, Inc. *	120,282	6,782,702
United Parcel Service, Inc., Class B	216,935	22,205,467
		144,370,068
Utilities 3.0%
AES Corp.	196,902	2,520,346
AGL Resources, Inc.	38,087	1,831,223
Alliant Energy Corp.	37,400	2,300,474
Ameren Corp.	78,585	3,228,272
American Electric Power Co., Inc.	153,071	8,659,226
American Water Works Co., Inc.	59,700	3,099,027
Aqua America, Inc.	58,917	1,498,848
Atmos Energy Corp.	30,718	1,698,705
Calpine Corp. *	112,000	2,049,600
    9

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
CenterPoint Energy, Inc.	133,911	2,589,839
Cleco Corp.	18,800	1,023,284
CMS Energy Corp.	85,733	2,937,213
Consolidated Edison, Inc.	89,906	5,717,122
Dominion Resources, Inc.	181,608	13,021,294
DTE Energy Co.	51,497	4,143,449
Duke Energy Corp.	220,995	16,402,249
Dynegy, Inc. *	33,000	859,650
Edison International	99,454	5,968,234
Entergy Corp.	57,362	4,073,849
Eversource Energy	101,312	5,037,233
Exelon Corp.	264,319	8,481,997
FirstEnergy Corp.	136,391	4,631,838
Great Plains Energy, Inc.	52,000	1,357,720
Hawaiian Electric Industries, Inc.	32,000	958,400
IDACORP, Inc.	12,700	788,797
ITC Holdings Corp.	52,200	1,763,316
MDU Resources Group, Inc.	64,217	1,252,874
National Fuel Gas Co.	28,047	1,516,501
NextEra Energy, Inc.	142,308	14,970,802
NiSource, Inc.	95,880	1,674,065
NRG Energy, Inc.	108,030	2,425,273
NRG Yield, Inc., Class A (b)	10,200	201,042
NRG Yield, Inc., Class C (b)	10,200	196,758
OGE Energy Corp.	66,760	1,986,778
Pepco Holdings, Inc.	76,274	2,034,990
PG&E Corp.	149,337	7,841,686
Piedmont Natural Gas Co., Inc. (b)	17,000	646,170
Pinnacle West Capital Corp.	37,087	2,288,639
PPL Corp.	211,761	6,736,117
Public Service Enterprise Group, Inc.	156,372	6,516,021
Questar Corp.	60,420	1,337,699
SCANA Corp.	44,531	2,440,299
Sempra Energy	73,678	7,498,947
TECO Energy, Inc.	59,217	1,309,880
The Southern Co.	278,918	12,476,002
UGI Corp.	58,872	2,151,183
Vectren Corp.	22,800	959,880
WEC Energy Group, Inc.	101,777	4,987,073
Westar Energy, Inc.	39,800	1,498,470
Xcel Energy, Inc.	160,409	5,561,380
		197,149,734
Total Common Stock
(Cost $2,047,062,472)		6,650,643,055
Security	Number of Shares	Value ($)
Other Investment Companies 0.7% of net assets
Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	21,997,253	21,997,253
Securities Lending Collateral 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	26,938,231	26,938,231
Total Other Investment Companies
(Cost $48,935,484)		48,935,484

End of Investments.

At 07/31/15, the tax basis cost of the fund's investments was $2,100,979,906 and the unrealized appreciation and depreciation were $4,656,074,039 and ($57,475,406), respectively, with a net unrealized appreciation of $4,598,598,633.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $26,381,224. Non-cash collateral pledged to the fund for securities on loan amounted to $331,566.
(c)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 07/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 09/18/15	190	19,934,800	273,956
10

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$6,650,643,055	$—	$—	$6,650,643,055
Other Investment Companies[1]	48,935,484	—	—	48,935,484
Total	$6,699,578,539	$—	$—	$6,699,578,539
Other Financial Instruments
Futures Contracts[2]	$273,956	$—	$—	$273,956
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2015.
    11

Schwab Capital Trust
Schwab Small-Cap Index Fund®
Portfolio Holdings  as of July 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.4%	Common Stock	1,942,751,665	2,717,727,444
0.0%	Rights	320,914	320,914
0.0%	Warrants	—	—
4.8%	Other Investment Company	131,748,398	131,748,398
0.6%	Short-Term Investment	14,263,273	14,263,273
104.8%	Total Investments	2,089,084,250	2,864,060,029
(4.8%)	Other Assets and Liabilities, Net		(130,097,341)
100.0%	Net Assets		2,733,962,688

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets
Automobiles & Components 1.1%
American Axle & Manufacturing Holdings, Inc. *	106,500	2,127,870
Cooper Tire & Rubber Co.	86,899	2,861,584
Cooper-Standard Holding, Inc. *	20,100	1,292,430
Dana Holding Corp.	234,529	4,352,858
Dorman Products, Inc. *	40,100	2,116,478
Drew Industries, Inc.	34,800	2,041,368
Federal-Mogul Holdings Corp. *	44,553	498,993
Fox Factory Holding Corp. *	22,700	360,476
Gentherm, Inc. *	52,600	2,647,358
Horizon Global Corp. *	26,800	335,536
Metaldyne Performance Group, Inc.	19,300	361,682
Modine Manufacturing Co. *	73,100	740,503
Motorcar Parts of America, Inc. *	26,100	773,343
Remy International, Inc.	44,000	1,302,400
Standard Motor Products, Inc.	28,800	1,053,216
Stoneridge, Inc. *	42,600	518,442
Strattec Security Corp.	5,100	358,479
Superior Industries International, Inc.	37,500	634,500
Tenneco, Inc. *	88,228	4,394,637
Tower International, Inc. *	30,200	789,126
Winnebago Industries, Inc.	43,600	973,588
		30,534,867
Banks 10.4%
1st Source Corp.	23,821	809,676
Access National Corp.	8,038	156,018
American National Bankshares, Inc.	10,700	253,376
Ameris Bancorp	47,700	1,288,377
Ames National Corp.	15,500	375,720
Security	Number of Shares	Value ($)
Anchor BanCorp Wisconsin, Inc. *	9,300	344,193
Arrow Financial Corp.	14,430	397,402
Astoria Financial Corp.	130,200	1,968,624
Banc of California, Inc.	43,600	528,868
BancFirst Corp.	10,116	643,479
Banco Latinoamericano de Exportaciones, S.A., Class E	44,057	1,212,449
BancorpSouth, Inc.	148,500	3,752,595
Bank Mutual Corp.	71,800	521,986
Bank of Marin Bancorp	9,100	442,897
Bank of the Ozarks, Inc.	116,159	5,124,935
BankFinancial Corp.	28,200	340,938
Banner Corp.	29,157	1,389,623
Bar Harbor Bankshares	7,070	242,501
BBCN Bancorp, Inc.	114,300	1,754,505
BBX Capital Corp., Class A *(c)	10,300	164,491
Bear State Financial, Inc. *	18,000	164,700
Beneficial Bancorp, Inc. *	115,111	1,480,327
Berkshire Hills Bancorp, Inc.	38,700	1,126,170
Blue Hills Bancorp, Inc. *	43,900	633,916
BNC Bancorp	39,687	893,751
BofI Holding, Inc. *	23,920	2,938,572
Boston Private Financial Holdings, Inc.	116,000	1,459,280
Bridge Bancorp, Inc.	16,100	416,346
Brookline Bancorp, Inc.	105,522	1,189,233
Bryn Mawr Bank Corp.	27,200	784,448
BSB Bancorp, Inc. *	6,867	143,795
C1 Financial, Inc. *(c)	6,700	128,975
Camden National Corp.	10,300	414,678
Capital Bank Financial Corp., Class A *	35,300	1,057,941
Capital City Bank Group, Inc.	15,300	236,232
Capitol Federal Financial, Inc.	204,357	2,456,371
Cardinal Financial Corp.	48,200	1,125,952
Cascade Bancorp *	55,003	283,815
Cathay General Bancorp	123,426	3,963,209
CenterState Banks, Inc.	62,200	867,068
Central Pacific Financial Corp.	31,000	721,990
Century Bancorp, Inc., Class A	4,700	195,755
Charter Financial Corp.	24,859	301,788
Chemical Financial Corp.	50,231	1,655,111
Citizens & Northern Corp.	20,300	400,722
City Holding Co.	22,100	1,065,662
Clifton Bancorp, Inc.	38,861	528,510
CNB Financial Corp.	20,700	359,766
CoBiz Financial, Inc.	60,600	775,074
Columbia Banking System, Inc.	87,500	2,869,125
Community Bank System, Inc.	64,122	2,451,384
Community Trust Bancorp, Inc.	21,780	762,518
CommunityOne Bancorp *	13,700	150,289
ConnectOne Bancorp, Inc.	39,040	833,894
CU Bancorp *	25,400	563,626
Customers Bancorp, Inc. *	37,450	941,867
CVB Financial Corp.	155,319	2,750,699
Dime Community Bancshares, Inc.	50,600	860,200
    1

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Eagle Bancorp, Inc. *	43,080	1,912,752
Enterprise Bancorp, Inc.	13,914	305,691
Enterprise Financial Services Corp.	28,000	675,640
Essent Group Ltd. *	77,400	2,265,498
EverBank Financial Corp.	133,700	2,665,978
F.N.B. Corp.	256,137	3,532,129
Farmers Capital Bank Corp. *	9,415	240,836
FCB Financial Holdings, Inc., Class A *	36,169	1,256,149
Federal Agricultural Mortgage Corp., Class C	15,800	422,650
Fidelity Southern Corp.	28,448	553,029
Financial Institutions, Inc.	18,500	453,990
First Bancorp (North Carolina)	31,600	539,412
First BanCorp (Puerto Rico) *	152,900	658,999
First Bancorp, Inc.	12,096	229,945
First Busey Corp.	103,200	657,384
First Business Financial Services, Inc.	5,800	253,750
First Citizens BancShares, Inc., Class A	11,541	2,958,420
First Commonwealth Financial Corp.	144,929	1,333,347
First Community Bancshares, Inc.	24,600	437,634
First Connecticut Bancorp, Inc.	23,900	385,268
First Defiance Financial Corp.	13,000	499,850
First Financial Bancorp	88,789	1,687,879
First Financial Bankshares, Inc. (c)	99,062	3,366,127
First Financial Corp.	17,700	587,286
First Interstate BancSystem, Inc., Class A	28,833	799,539
First Merchants Corp.	50,700	1,319,721
First Midwest Bancorp, Inc.	121,763	2,285,492
First NBC Bank Holding Co. *	21,900	836,580
FirstMerit Corp.	251,032	4,704,340
Flagstar Bancorp, Inc. *	28,300	574,490
Flushing Financial Corp.	47,500	986,100
Fox Chase Bancorp, Inc.	19,500	332,865
Franklin Financial Network, Inc. *	4,564	115,195
Fulton Financial Corp.	251,549	3,260,075
German American Bancorp, Inc.	20,700	602,577
Glacier Bancorp, Inc.	109,611	3,080,069
Great Southern Bancorp, Inc.	13,600	564,400
Great Western Bancorp, Inc.	54,117	1,421,112
Green Bancorp, Inc. *	7,000	95,690
Guaranty Bancorp	20,920	335,348
Hampton Roads Bankshares, Inc. *	74,100	155,610
Hancock Holding Co.	116,826	3,413,656
Hanmi Financial Corp.	45,900	1,161,729
Heartland Financial USA, Inc.	24,500	923,160
Heritage Commerce Corp.	27,900	309,411
Heritage Financial Corp.	45,545	806,147
Heritage Oaks Bancorp	27,600	219,696
Hilltop Holdings, Inc. *	114,613	2,412,604
Hingham Institution for Savings	1,596	193,132
Home BancShares, Inc.	82,580	3,288,336
HomeStreet, Inc. *	34,122	771,498
HomeTrust Bancshares, Inc. *	29,400	503,916
Horizon Bancorp	12,400	300,824
IBERIABANK Corp.	54,475	3,516,361
Impac Mortgage Holdings, Inc. *(c)	12,642	276,481
Security	Number of Shares	Value ($)
Independent Bank Corp., Massachusetts	39,800	1,924,728
Independent Bank Corp., Michigan	33,600	479,136
Independent Bank Group, Inc.	13,400	596,032
International Bancshares Corp.	76,860	2,069,840
Investors Bancorp, Inc.	518,052	6,309,873
Kearny Financial Corp. *	131,432	1,465,467
Lakeland Bancorp, Inc.	53,497	604,516
Lakeland Financial Corp.	23,200	986,928
LegacyTexas Financial Group, Inc.	66,100	2,008,779
LendingTree, Inc. *	10,700	887,244
MainSource Financial Group, Inc.	33,544	734,278
MB Financial, Inc.	108,987	3,716,457
Mercantile Bank Corp.	25,300	521,180
Merchants Bancshares, Inc.	9,946	314,294
Meridian Bancorp, Inc. *	74,744	974,662
Meta Financial Group, Inc.	7,800	394,368
Metro Bancorp, Inc.	23,269	569,392
MGIC Investment Corp. *	505,545	5,596,383
MidWestOne Financial Group, Inc.	9,300	301,227
National Bank Holdings Corp., Class A	54,900	1,188,036
National Bankshares, Inc.	9,300	283,185
National Commerce Corp. *	5,932	156,012
National Penn Bancshares, Inc.	198,578	2,128,756
Nationstar Mortgage Holdings, Inc. *(c)	55,797	1,035,034
NBT Bancorp, Inc.	62,323	1,684,591
NewBridge Bancorp	49,300	434,333
NMI Holdings, Inc., Class A *	74,100	592,800
Northfield Bancorp, Inc.	78,586	1,183,505
Northwest Bancshares, Inc. (c)	140,909	1,788,135
OceanFirst Financial Corp.	19,600	343,588
Ocwen Financial Corp. *	155,109	1,307,569
OFG Bancorp	64,500	519,870
Old National Bancorp	182,683	2,628,808
Old Second Bancorp, Inc. *	28,624	186,342
Opus Bank	11,742	459,699
Oritani Financial Corp.	67,950	1,067,494
Pacific Continental Corp.	24,700	328,016
Pacific Premier Bancorp, Inc. *	41,300	785,113
Palmetto Bancshares, Inc.	7,300	144,467
Park National Corp.	18,853	1,651,523
Park Sterling Corp.	71,600	518,384
Peapack-Gladstone Financial Corp.	28,100	623,820
Penns Woods Bancorp, Inc.	7,100	304,874
PennyMac Financial Services, Inc., Class A *	18,200	331,786
Peoples Bancorp, Inc.	21,900	460,776
Peoples Financial Services Corp. (c)	11,100	436,008
Pinnacle Financial Partners, Inc.	51,932	2,757,070
Preferred Bank	16,100	507,472
PrivateBancorp, Inc.	115,576	4,777,912
Prosperity Bancshares, Inc.	100,795	5,502,399
Provident Financial Services, Inc.	89,751	1,760,915
QCR Holdings, Inc.	12,862	277,305
Radian Group, Inc.	288,140	5,319,064
Renasant Corp.	56,866	1,828,242
Republic Bancorp, Inc., Class A	16,100	404,915
S&T Bancorp, Inc.	52,581	1,625,805
Sandy Spring Bancorp, Inc.	37,500	1,025,250
2

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Seacoast Banking Corp of Florida *	26,520	396,474
ServisFirst Bancshares, Inc.	30,540	1,186,174
Sierra Bancorp	15,900	263,940
Simmons First National Corp., Class A	41,484	1,885,448
South State Corp.	35,763	2,779,500
Southside Bancshares, Inc.	36,732	1,003,518
Southwest Bancorp, Inc.	32,600	571,478
Square 1 Financial, Inc., Class A *	19,946	537,944
State Bank Financial Corp.	50,000	1,012,500
Sterling Bancorp	180,905	2,693,675
Stock Yards Bancorp, Inc.	23,620	870,633
Stonegate Bank	14,600	449,242
Stonegate Mortgage Corp. *	21,000	200,970
Suffolk Bancorp	19,300	556,226
Sun Bancorp, Inc. *	10,080	210,571
Talmer Bancorp, Inc., Class A	75,499	1,230,634
Territorial Bancorp, Inc.	16,800	425,208
Texas Capital Bancshares, Inc. *	68,900	4,060,966
The Bancorp, Inc. *	52,100	435,035
The First of Long Island Corp.	19,500	531,180
Tompkins Financial Corp.	23,042	1,245,420
Towne Bank	64,799	1,143,702
TriCo Bancshares	39,400	976,726
TriState Capital Holdings, Inc. *	32,400	409,212
Triumph Bancorp, Inc. *	13,900	195,434
TrustCo Bank Corp.	147,155	916,776
Trustmark Corp.	99,977	2,403,447
UMB Financial Corp.	55,400	3,037,028
Umpqua Holdings Corp.	316,388	5,612,723
Union Bankshares Corp.	69,268	1,709,534
United Bankshares, Inc.	103,848	4,208,959
United Community Banks, Inc.	73,400	1,531,858
United Community Financial Corp.	71,100	366,876
United Financial Bancorp, Inc.	79,107	1,067,153
Univest Corp. of Pennsylvania	22,500	448,425
Valley National Bancorp	357,370	3,545,110
Walker & Dunlop, Inc. *	37,645	901,598
Washington Federal, Inc.	137,001	3,189,383
Washington Trust Bancorp, Inc.	21,000	835,170
Waterstone Financial, Inc.	45,557	588,141
Webster Financial Corp.	136,127	5,262,670
WesBanco, Inc.	53,258	1,769,231
West Bancorp, Inc.	20,800	406,224
Westamerica Bancorp	38,600	1,890,628
Western Alliance Bancorp *	127,424	4,310,754
Wilshire Bancorp, Inc.	98,300	1,142,246
Wintrust Financial Corp.	67,866	3,659,335
WSFS Financial Corp.	37,500	1,076,625
Yadkin Financial Corp. *	32,562	698,781
		283,775,351
Capital Goods 7.2%
AAON, Inc.	61,087	1,355,521
AAR Corp.	51,120	1,377,684
Accuride Corp. *	65,000	264,550
Actuant Corp., Class A	83,223	1,919,122
Advanced Drainage Systems, Inc.	44,315	1,233,286
Aegion Corp. *	54,400	1,075,488
Aerojet Rocketdyne Holdings, Inc. *	89,400	2,092,854
Aerovironment, Inc. *	26,700	695,802
Security	Number of Shares	Value ($)
Aircastle Ltd.	94,800	2,281,836
Alamo Group, Inc.	13,100	688,274
Albany International Corp., Class A	42,100	1,566,962
Allied Motion Technologies, Inc.	7,974	168,570
Altra Industrial Motion Corp.	38,400	975,360
Ameresco, Inc., Class A *	27,700	191,130
American Railcar Industries, Inc. (c)	14,631	584,508
American Science & Engineering, Inc.	12,200	545,218
American Woodmark Corp. *	18,900	1,242,864
Apogee Enterprises, Inc.	43,400	2,394,812
Applied Industrial Technologies, Inc.	58,110	2,244,789
Argan, Inc.	19,900	773,712
Astec Industries, Inc.	27,695	1,088,690
Astronics Corp. *	27,792	1,723,104
AZZ, Inc.	38,800	2,007,900
Barnes Group, Inc.	79,840	3,108,171
Beacon Roofing Supply, Inc. *	72,382	2,533,370
Blount International, Inc. *	76,862	642,566
Blue Bird Corp. *(c)	7,000	91,770
Briggs & Stratton Corp.	69,593	1,286,079
Builders FirstSource, Inc. *	71,700	1,078,368
CAI International, Inc. *	24,500	344,470
Chart Industries, Inc. *	45,102	1,231,285
CIRCOR International, Inc.	26,300	1,257,929
CLARCOR, Inc.	72,865	4,384,287
Columbus McKinnon Corp.	30,600	717,876
Comfort Systems USA, Inc.	57,000	1,575,480
Commercial Vehicle Group, Inc. *	44,170	261,045
Continental Building Products, Inc. *	40,744	865,403
Cubic Corp.	30,215	1,340,640
Curtiss-Wright Corp.	67,640	4,556,907
DigitalGlobe, Inc. *	104,427	2,211,764
Douglas Dynamics, Inc.	30,400	623,808
Ducommun, Inc. *	15,100	361,645
DXP Enterprises, Inc. *	19,000	697,300
Dycom Industries, Inc. *	49,157	3,247,311
EMCOR Group, Inc.	92,197	4,409,783
Encore Wire Corp.	32,995	1,132,718
EnerSys	63,974	3,995,176
Engility Holdings, Inc.	28,234	618,607
Enphase Energy, Inc. *(c)	25,997	153,642
EnPro Industries, Inc.	34,800	1,763,664
ESCO Technologies, Inc.	37,669	1,434,059
Esterline Technologies Corp. *	44,842	3,975,692
Federal Signal Corp.	94,400	1,412,224
Franklin Electric Co., Inc.	70,936	2,047,213
FreightCar America, Inc.	16,000	308,160
FuelCell Energy, Inc. *(c)	330,000	277,794
Furmanite Corp. *	59,700	389,244
Generac Holdings, Inc. *	99,225	3,479,821
General Cable Corp.	71,076	1,159,960
Gibraltar Industries, Inc. *	46,000	880,440
Global Brass & Copper Holdings, Inc.	31,300	527,405
GrafTech International Ltd. *	176,400	887,292
Graham Corp.	15,200	286,976
Granite Construction, Inc.	58,000	1,973,160
Great Lakes Dredge & Dock Corp. *	85,200	431,964
Griffon Corp.	48,800	841,312
H&E Equipment Services, Inc.	46,100	827,034
    3

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Harsco Corp.	118,500	1,628,190
HC2 Holdings, Inc. *	27,021	210,764
HEICO Corp.	30,405	1,667,106
HEICO Corp., Class A	56,697	2,571,776
Hillenbrand, Inc.	92,100	2,611,956
Hurco Cos., Inc.	8,600	269,180
Hyster-Yale Materials Handling, Inc.	15,554	1,052,539
Insteel Industries, Inc.	28,500	465,690
John Bean Technologies Corp.	42,333	1,543,038
Kadant, Inc.	16,500	752,235
Kaman Corp.	36,855	1,454,667
KLX, Inc. *	75,594	2,969,332
Kratos Defense & Security Solutions, Inc. *	62,600	341,796
L.B. Foster Co., Class A	14,500	425,575
Lawson Products, Inc. *	8,000	218,880
Lindsay Corp. (c)	18,166	1,523,582
LSI Industries, Inc.	34,500	343,620
Lydall, Inc. *	26,600	790,286
Masonite International Corp. *	45,200	3,121,964
MasTec, Inc. *	100,173	1,846,188
Meritor, Inc. *	141,038	1,985,815
Miller Industries, Inc.	15,800	276,658
Moog, Inc., Class A *	55,157	3,687,797
MRC Global, Inc. *	144,478	1,856,542
Mueller Industries, Inc.	81,269	2,630,678
Mueller Water Products, Inc., Class A	242,600	2,166,418
MYR Group, Inc. *	33,000	991,320
National Presto Industries, Inc. (c)	7,100	562,036
Navistar International Corp. *	70,207	1,231,431
NCI Building Systems, Inc. *	41,200	533,540
Neff Corp., Class A *	22,700	187,048
NN, Inc.	39,117	893,041
Nortek, Inc. *	14,128	1,152,704
Northwest Pipe Co. *	15,513	280,010
NV5 Holdings, Inc. *	8,500	205,615
Omega Flex, Inc.	5,672	184,056
Orion Marine Group, Inc. *	36,200	262,088
Patrick Industries, Inc. *	18,000	648,720
PGT, Inc. *	69,300	1,113,651
Plug Power, Inc. *(c)	245,100	634,809
Ply Gem Holdings, Inc. *	32,400	468,180
Polypore International, Inc. *	64,374	3,870,165
Powell Industries, Inc.	13,000	387,920
Power Solutions International, Inc. *(c)	6,600	273,768
PowerSecure International, Inc. *	31,100	470,854
Preformed Line Products Co.	3,300	113,718
Primoris Services Corp.	56,900	1,032,735
Proto Labs, Inc. *	33,200	2,502,284
Quanex Building Products Corp.	55,404	1,112,512
Raven Industries, Inc.	53,000	1,029,790
RBC Bearings, Inc. *	35,300	2,391,575
Rexnord Corp. *	153,850	3,261,620
Rush Enterprises, Inc., Class A *	51,387	1,309,855
Simpson Manufacturing Co., Inc.	60,494	2,166,895
Sparton Corp. *	14,600	348,356
Standex International Corp.	19,900	1,489,316
Stock Building Supply Holdings, Inc. *	21,400	414,732
Sun Hydraulics Corp.	32,750	1,160,005
Security	Number of Shares	Value ($)
TAL International Group, Inc. *	50,300	995,940
TASER International, Inc. *	82,500	2,245,650
Teledyne Technologies, Inc. *	50,826	5,269,131
Tennant Co.	26,376	1,577,549
Textainer Group Holdings Ltd.	36,731	832,325
The ExOne Co. *(c)	14,600	141,182
The Gorman-Rupp Co.	29,031	744,355
The Greenbrier Cos., Inc. (c)	38,001	1,738,546
The KEYW Holding Corp. *(c)	45,400	369,102
Thermon Group Holdings, Inc. *	46,800	1,129,284
Titan International, Inc.	64,600	603,364
Titan Machinery, Inc. *	23,200	325,960
Trex Co., Inc. *	46,578	2,113,244
TriMas Corp. *	67,000	1,574,500
Tutor Perini Corp. *	54,030	1,130,848
Twin Disc, Inc.	11,300	181,930
Universal Forest Products, Inc.	30,262	1,921,637
Vectrus, Inc. *	13,547	314,290
Veritiv Corp. *	9,876	367,980
Vicor Corp. *	26,200	272,742
Wabash National Corp. *	98,800	1,357,512
Watts Water Technologies, Inc., Class A	38,511	2,135,820
Woodward, Inc.	92,858	4,583,471
Xerium Technologies, Inc. *	15,600	264,732
		197,410,565
Commercial & Professional Supplies 3.5%
ABM Industries, Inc.	82,409	2,716,201
Acacia Research Corp.	72,500	682,225
ACCO Brands Corp. *	170,185	1,392,113
ARC Document Solutions, Inc. *	64,500	445,695
Barrett Business Services, Inc.	10,200	422,280
Brady Corp., Class A	69,929	1,644,730
Casella Waste Systems, Inc., Class A *	57,800	367,030
CBIZ, Inc. *	64,100	628,180
CDI Corp.	19,400	234,934
CEB, Inc.	48,453	3,707,624
CECO Environmental Corp.	32,152	289,368
Civeo Corp.	132,900	284,406
CRA International, Inc. *	14,500	338,430
Deluxe Corp.	72,572	4,675,814
Ennis, Inc.	38,200	640,996
Essendant, Inc.	57,734	2,125,766
Exponent, Inc.	38,400	1,708,416
Franklin Covey Co. *	17,900	338,489
FTI Consulting, Inc. *	60,600	2,479,752
G&K Services, Inc., Class A	29,830	1,955,655
GP Strategies Corp. *	20,376	584,587
Healthcare Services Group, Inc.	105,552	3,684,820
Heidrick & Struggles International, Inc.	24,100	527,067
Heritage-Crystal Clean, Inc. *	16,900	217,165
Herman Miller, Inc.	88,300	2,475,932
Hill International, Inc. *	35,300	168,734
HNI Corp.	63,989	3,173,214
Huron Consulting Group, Inc. *	34,800	2,661,156
ICF International, Inc. *	28,200	1,033,812
InnerWorkings, Inc. *	46,200	346,500
Insperity, Inc.	27,726	1,394,063
4

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Interface, Inc.	97,500	2,532,075
Kelly Services, Inc., Class A	38,323	572,546
Kforce, Inc.	41,700	974,529
Kimball International, Inc., Class B	58,299	659,945
Knoll, Inc.	73,803	1,786,033
Korn/Ferry International	74,261	2,486,258
Matthews International Corp., Class A	47,759	2,571,822
McGrath RentCorp	40,535	1,027,968
Mistras Group, Inc. *	26,414	475,188
Mobile Mini, Inc.	68,568	2,545,930
MSA Safety, Inc.	43,089	2,225,547
Multi-Color Corp.	18,500	1,181,410
Navigant Consulting, Inc. *	72,548	1,140,455
NL Industries, Inc. *	8,900	59,897
On Assignment, Inc. *	74,539	2,856,334
Pendrell Corp. *	230,900	318,642
Quad Graphics, Inc.	41,700	685,965
Resources Connection, Inc.	53,450	846,113
RPX Corp. *	77,800	1,204,344
SP Plus Corp. *	21,200	554,380
Steelcase, Inc., Class A	119,742	2,137,395
Team, Inc. *	28,078	1,218,585
Tetra Tech, Inc.	84,561	2,252,705
The Advisory Board Co. *	63,038	3,775,976
The Brink's Co.	72,300	2,257,929
TRC Cos., Inc. *	19,463	186,845
TriNet Group, Inc. *	55,346	1,487,700
TrueBlue, Inc. *	61,576	1,586,198
UniFirst Corp.	21,006	2,327,885
US Ecology, Inc.	34,000	1,560,260
Viad Corp.	30,396	871,453
Volt Information Sciences, Inc. *	9,482	91,312
VSE Corp.	7,400	350,760
WageWorks, Inc. *	51,600	2,577,420
West Corp.	74,358	2,145,228
		94,878,186
Consumer Durables & Apparel 2.7%
Arctic Cat, Inc.	18,800	537,868
Bassett Furniture Industries, Inc.	14,009	459,355
Beazer Homes USA, Inc. *	38,540	739,197
Black Diamond, Inc. *	36,700	348,467
Callaway Golf Co.	122,269	1,119,984
Cavco Industries, Inc. *	13,000	950,040
Century Communities, Inc. *	20,052	405,050
Cherokee, Inc.	10,804	303,268
Columbia Sportswear Co.	40,600	2,904,524
Crocs, Inc. *	121,900	1,917,487
CSS Industries, Inc.	13,400	380,426
Culp, Inc.	12,000	363,000
Deckers Outdoor Corp. *	48,671	3,547,142
Escalade, Inc.	14,500	250,270
Ethan Allen Interiors, Inc.	38,179	1,152,624
Flexsteel Industries, Inc.	6,200	247,504
G-III Apparel Group Ltd. *	58,510	4,226,177
Green Brick Partners, Inc. *	23,640	285,098
Helen of Troy Ltd. *	41,383	3,632,600
Hooker Furniture Corp.	13,334	332,683
Hovnanian Enterprises, Inc., Class A *(c)	161,300	325,826
Security	Number of Shares	Value ($)
Iconix Brand Group, Inc. *	70,800	1,538,484
Installed Building Products, Inc. *	24,771	673,028
iRobot Corp. *	44,245	1,362,304
JAKKS Pacific, Inc. *(c)	36,400	358,540
Johnson Outdoors, Inc., Class A	8,500	179,350
KB Home	125,600	2,007,088
La-Z-Boy, Inc.	78,200	1,986,280
LGI Homes, Inc. *(c)	21,000	410,340
Libbey, Inc.	34,479	1,282,964
Lifetime Brands, Inc.	12,400	180,296
M.D.C. Holdings, Inc.	55,093	1,645,077
M/I Homes, Inc. *	34,500	865,260
Malibu Boats, Inc., Class A *	25,461	491,652
Marine Products Corp.	13,700	85,351
Meritage Homes Corp. *	58,185	2,624,144
Movado Group, Inc.	27,200	688,976
NACCO Industries, Inc., Class A	7,777	394,838
Nautilus, Inc. *	44,200	933,946
Oxford Industries, Inc.	22,296	1,871,303
Performance Sports Group Ltd. *	58,969	968,271
Perry Ellis International, Inc. *	16,800	404,712
Quiksilver, Inc. *	206,300	94,609
Sequential Brands Group, Inc. *(c)	34,309	608,299
Skullcandy, Inc. *	36,100	263,891
Smith & Wesson Holding Corp. *	80,900	1,312,198
Standard Pacific Corp. *	209,500	1,883,405
Steven Madden Ltd. *	81,176	3,383,416
Sturm, Ruger & Co., Inc.	29,100	1,746,582
Superior Uniform Group, Inc.	9,527	183,204
Taylor Morrison Home Corp., Class A *	50,000	962,500
The New Home Co., Inc. *	16,049	272,352
The Ryland Group, Inc.	68,400	3,110,148
TRI Pointe Group, Inc. *	237,700	3,517,960
Tumi Holdings, Inc. *	82,300	1,584,275
Unifi, Inc. *	21,300	657,318
Universal Electronics, Inc. *	24,800	1,285,632
Vera Bradley, Inc. *	39,500	428,970
Vince Holding Corp. *	16,700	163,827
WCI Communities, Inc. *	17,200	434,128
William Lyon Homes, Class A *	25,700	613,202
Wolverine World Wide, Inc.	154,747	4,537,182
ZAGG, Inc. *	39,621	307,855
		72,731,747
Consumer Services 4.6%
2U, Inc. *	32,958	1,057,622
American Public Education, Inc. *	25,200	651,924
Apollo Education Group, Inc. *	132,526	1,697,658
Ascent Capital Group, Inc., Class A *	19,700	768,891
Belmond Ltd., Class A *	143,700	1,740,207
Biglari Holdings, Inc. *	2,410	1,047,892
BJ's Restaurants, Inc. *	33,000	1,701,480
Bloomin' Brands, Inc.	176,413	4,108,659
Bob Evans Farms, Inc.	36,246	1,809,400
Bojangles', Inc. *	9,950	248,651
Boyd Gaming Corp. *	113,800	1,944,842
Bravo Brio Restaurant Group, Inc. *	28,900	375,411
Bridgepoint Education, Inc. *	36,200	341,004
    5

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Bright Horizons Family Solutions, Inc. *	53,121	3,200,009
Buffalo Wild Wings, Inc. *	28,679	5,609,039
Caesars Acquisition Co., Class A *	67,100	436,821
Caesars Entertainment Corp. *(c)	87,400	455,354
Cambium Learning Group, Inc. *	18,000	84,600
Capella Education Co.	15,800	813,858
Career Education Corp. *	91,200	290,016
Carriage Services, Inc.	21,800	523,854
Carrols Restaurant Group, Inc. *	51,700	569,734
Chegg, Inc. *(c)	125,300	1,041,243
Churchill Downs, Inc.	19,314	2,608,549
Chuy's Holdings, Inc. *	23,100	656,271
ClubCorp Holdings, Inc.	61,911	1,443,765
Collectors Universe, Inc.	10,100	203,616
Cracker Barrel Old Country Store, Inc. (c)	27,716	4,209,783
Dave & Buster's Entertainment, Inc. *	30,868	1,197,678
Del Frisco's Restaurant Group, Inc. *	34,700	553,465
Denny's Corp. *	132,500	1,558,200
DeVry Education Group, Inc.	88,984	2,703,334
Diamond Resorts International, Inc. *	59,198	1,855,265
DineEquity, Inc.	24,897	2,589,537
El Pollo Loco Holdings, Inc. *(c)	18,900	355,131
Eldorado Resorts, Inc. *	38,509	325,401
Empire Resorts, Inc. *(c)	22,100	110,279
Fiesta Restaurant Group, Inc. *	39,300	2,284,509
Grand Canyon Education, Inc. *	68,775	2,986,898
Houghton Mifflin Harcourt Co. *	196,594	5,137,001
International Speedway Corp., Class A	43,500	1,490,745
Interval Leisure Group, Inc.	60,600	1,291,992
Intrawest Resorts Holdings, Inc. *	31,900	318,043
Isle of Capri Casinos, Inc. *	37,100	676,704
Jack in the Box, Inc.	54,008	5,130,760
Jamba, Inc. *	32,160	523,886
K12, Inc. *	49,849	657,508
Kona Grill, Inc. *	10,019	190,762
Krispy Kreme Doughnuts, Inc. *	96,900	1,806,216
La Quinta Holdings, Inc. *	133,102	2,824,424
Liberty Tax, Inc.	6,500	170,690
LifeLock, Inc. *(c)	134,667	1,066,563
Marriott Vacations Worldwide Corp.	36,785	3,075,226
Monarch Casino & Resort, Inc. *	11,900	221,459
Morgans Hotel Group Co. *	38,000	228,000
Noodles & Co. *(c)	15,900	246,132
Papa John's International, Inc.	42,011	3,174,351
Papa Murphy's Holdings, Inc. *(c)	11,500	221,950
Penn National Gaming, Inc. *	115,300	2,199,924
Pinnacle Entertainment, Inc. *	87,447	3,366,710
Popeyes Louisiana Kitchen, Inc. *	35,700	2,166,276
Potbelly Corp. *	21,900	298,716
Red Robin Gourmet Burgers, Inc. *	21,700	1,988,805
Regis Corp. *	58,100	850,003
Ruby Tuesday, Inc. *	87,200	640,048
Ruth's Hospitality Group, Inc.	56,600	992,198
Scientific Games Corp., Class A *(c)	77,100	1,164,210
SeaWorld Entertainment, Inc.	96,723	1,677,177
Shake Shack, Inc., Class A *(c)	9,400	639,670
Security	Number of Shares	Value ($)
Sonic Corp.	81,301	2,416,266
Sotheby's	92,900	3,886,007
Speedway Motorsports, Inc.	15,784	330,675
Steiner Leisure Ltd. *	20,909	1,206,449
Strayer Education, Inc. *	16,400	912,004
Texas Roadhouse, Inc.	106,096	4,179,121
The Cheesecake Factory, Inc.	69,967	4,039,895
The Habit Restaurants, Inc., Class A *(c)	16,111	478,658
The Marcus Corp.	27,300	572,208
Universal Technical Institute, Inc.	43,900	279,643
Vail Resorts, Inc.	52,371	5,744,575
Weight Watchers International, Inc. *(c)	40,600	162,400
Zoe's Kitchen, Inc. *(c)	27,002	1,211,040
		126,014,940
Diversified Financials 2.4%
Arlington Asset Investment Corp., Class A	33,300	636,030
Ashford, Inc. *	1,160	69,171
BGC Partners, Inc., Class A	255,600	2,517,660
Calamos Asset Management, Inc., Class A	24,400	293,044
Cash America International, Inc.	41,570	1,152,736
CIFC Corp.	12,194	92,918
Cohen & Steers, Inc.	28,128	869,436
Cowen Group, Inc., Class A *	169,300	956,545
Diamond Hill Investment Group, Inc.	4,100	789,209
Encore Capital Group, Inc. *	37,800	1,625,778
Enova International, Inc. *	44,836	810,635
Evercore Partners, Inc., Class A	49,100	2,887,080
Ezcorp, Inc., Class A *	77,400	548,766
Fifth Street Asset Management, Inc.	15,700	144,126
Financial Engines, Inc.	78,900	3,618,354
First Cash Financial Services, Inc. *	40,441	1,644,735
FNFV Group *	112,936	1,644,348
Gain Capital Holdings, Inc.	34,000	237,320
GAMCO Investors, Inc., Class A	9,700	666,002
Green Dot Corp., Class A *	64,341	1,333,146
Greenhill & Co., Inc.	42,729	1,680,532
HFF, Inc., Class A	54,800	2,512,032
INTL FCStone, Inc. *	25,100	731,916
Investment Technology Group, Inc.	55,265	1,124,643
Janus Capital Group, Inc.	212,753	3,484,894
KCG Holdings, Inc., Class A *	67,881	720,896
Ladenburg Thalmann Financial Services, Inc. *	142,600	433,504
MarketAxess Holdings, Inc.	54,122	5,293,132
Marlin Business Services Corp.	11,600	184,324
Medley Management, Inc., Class A (c)	14,400	131,184
Moelis & Co., Class A	25,024	748,718
Nelnet, Inc., Class A	33,600	1,323,504
NewStar Financial, Inc. *	36,500	422,305
OM Asset Management plc	34,200	604,314
On Deck Capital, Inc. *(c)	18,400	246,008
Oppenheimer Holdings, Inc., Class A	13,800	313,260
6

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
PHH Corp. *	74,363	1,856,100
PICO Holdings, Inc. *	39,800	490,734
Piper Jaffray Cos. *	25,929	1,162,916
PRA Group, Inc. *	69,781	4,434,583
Pzena Investment Management, Inc., Class A	13,700	142,480
RCS Capital Corp., Class A *(c)	68,846	401,372
Regional Management Corp. *	15,700	303,324
Resource America, Inc., Class A	16,500	133,320
Safeguard Scientifics, Inc. *	26,900	493,884
Stifel Financial Corp. *	99,210	5,451,589
The JG Wentworth Co., Class A *	14,200	117,008
Tiptree Financial, Inc., Class A	37,500	220,875
Virtu Financial, Inc., Class A *	25,371	596,219
Virtus Investment Partners, Inc.	10,500	1,269,030
Walter Investment Management Corp. *(c)	57,403	1,251,385
Westwood Holdings Group, Inc.	11,500	690,920
WisdomTree Investments, Inc.	163,200	4,063,680
World Acceptance Corp. *(c)	11,900	647,598
ZAIS Group Holdings, Inc. *	7,000	76,370
		66,295,592
Energy 3.1%
Abraxas Petroleum Corp. *	129,000	242,520
Adams Resources & Energy, Inc.	2,900	138,533
Alon USA Energy, Inc.	40,400	751,844
Approach Resources, Inc. *(c)	57,800	224,842
Ardmore Shipping Corp.	26,500	348,210
Atwood Oceanics, Inc.	91,421	1,901,557
Basic Energy Services, Inc. *	46,100	278,444
Bill Barrett Corp. *(c)	75,298	427,693
Bonanza Creek Energy, Inc. *	71,032	554,760
Bristow Group, Inc.	50,862	2,291,333
C&J Energy Services Ltd. *	77,850	751,252
Callon Petroleum Co. *	102,400	669,696
CARBO Ceramics, Inc. (c)	29,300	962,505
Carrizo Oil & Gas, Inc. *	77,311	2,947,868
Clayton Williams Energy, Inc. *	8,600	346,408
Clean Energy Fuels Corp. *(c)	108,338	624,027
Cloud Peak Energy, Inc. *	92,300	293,514
Contango Oil & Gas Co. *	25,520	234,274
Delek US Holdings, Inc.	84,287	3,006,517
DHT Holdings, Inc.	135,700	1,078,815
Dorian LPG Ltd. *	32,103	504,980
Earthstone Energy, Inc. *	4,000	65,240
Eclipse Resources Corp. *(c)	68,600	264,110
Energy Fuels, Inc. *(c)	58,740	224,974
Energy XXI Ltd. (c)	127,806	226,217
Era Group, Inc. *	28,700	485,891
Erin Energy Corp. *(c)	18,000	74,340
Evolution Petroleum Corp.	30,500	159,210
EXCO Resources, Inc.	222,774	129,031
Exterran Holdings, Inc.	97,528	2,417,719
Fairmount Santrol Holdings, Inc. *(c)	90,253	539,713
Forum Energy Technologies, Inc. *	86,355	1,319,504
Frontline Ltd. *(c)	215,919	667,190
GasLog Ltd.	61,800	959,136
Gastar Exploration, Inc. *	104,600	177,820
Geospace Technologies Corp. *	19,800	345,312
Security	Number of Shares	Value ($)
Green Plains, Inc.	54,900	1,232,505
Gulfmark Offshore, Inc., Class A (c)	39,300	370,206
Halcon Resources Corp. *(c)	464,021	510,423
Hallador Energy Co. (c)	15,600	109,824
Helix Energy Solutions Group, Inc. *	161,307	1,350,140
Hornbeck Offshore Services, Inc. *	54,245	987,259
Independence Contract Drilling, Inc. *	11,200	82,208
ION Geophysical Corp. *	206,400	163,035
Isramco, Inc. *	1,400	191,954
Jones Energy, Inc., Class A *	39,239	276,243
Key Energy Services, Inc. *	192,700	175,376
Magnum Hunter Resources Corp. *(c)	390,400	374,628
Matador Resources Co. *	107,062	2,358,576
Matrix Service Co. *	39,700	769,386
McDermott International, Inc. *	348,685	1,534,214
Natural Gas Services Group, Inc. *	20,500	412,460
Navios Maritime Acquisition Corp.	120,600	477,576
Newpark Resources, Inc. *	126,710	916,113
Nordic American Offshore Ltd. *(c)	24,000	171,120
Nordic American Tankers Ltd.	133,500	2,005,170
North Atlantic Drilling Ltd. (c)	106,800	100,445
Northern Oil & Gas, Inc. *(c)	105,500	502,180
Oasis Petroleum, Inc. *(c)	200,113	1,927,088
Oil States International, Inc. *	75,000	2,258,250
Pacific Ethanol, Inc. *(c)	37,300	275,274
Panhandle Oil & Gas, Inc., Class A	24,200	431,244
Par Petroleum Corp. *	18,438	332,068
Parker Drilling Co. *	181,265	460,413
Parsley Energy, Inc., Class A *	118,534	1,714,002
PDC Energy, Inc. *	60,003	2,817,141
Peabody Energy Corp. (c)	398,325	477,990
Penn Virginia Corp. *(c)	96,278	129,013
PHI, Inc. - Non Voting Shares *	19,572	542,732
Pioneer Energy Services Corp. *	91,500	334,890
Renewable Energy Group, Inc. *	75,800	773,160
REX American Resources Corp. *	8,500	438,940
Rex Energy Corp. *(c)	71,700	160,608
RigNet, Inc. *	16,900	438,217
Ring Energy, Inc. *	27,300	223,041
RSP Permian, Inc. *	77,349	1,918,255
Sanchez Energy Corp. *(c)	75,253	551,604
SandRidge Energy, Inc. *	621,926	321,536
Scorpio Tankers, Inc.	274,202	2,944,929
SEACOR Holdings, Inc. *	28,200	1,781,394
SemGroup Corp., Class A	64,065	4,554,381
Seventy Seven Energy, Inc. *	80,408	250,873
Ship Finance International Ltd.	85,700	1,433,761
Solazyme, Inc. *(c)	111,500	260,910
Stone Energy Corp. *	82,968	480,385
Synergy Resources Corp. *	149,512	1,454,752
Teekay Tankers Ltd., Class A (c)	120,800	866,136
Tesco Corp.	52,500	504,000
TETRA Technologies, Inc. *	118,074	562,032
Tidewater, Inc. (c)	66,195	1,292,788
TransAtlantic Petroleum Ltd. *	33,200	108,896
Triangle Petroleum Corp. *(c)	77,500	287,525
Ultra Petroleum Corp. *(c)	219,981	1,711,452
Unit Corp. *	68,078	1,343,179
Uranium Energy Corp. *(c)	130,947	175,469
US Silica Holdings, Inc. (c)	81,000	1,824,120
    7

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
W&T Offshore, Inc. (c)	49,000	184,730
Western Refining, Inc.	101,542	4,484,095
Westmoreland Coal Co. *	26,052	406,151
		85,143,464
Food & Staples Retailing 0.9%
Casey's General Stores, Inc.	56,306	5,755,318
Fairway Group Holdings Corp. *(c)	42,300	126,900
Ingles Markets, Inc., Class A	20,731	959,431
Natural Grocers by Vitamin Cottage, Inc. *	12,600	336,924
PriceSmart, Inc.	27,900	2,703,789
Smart & Final Stores, Inc. *	29,400	511,560
SpartanNash, Co.	57,833	1,862,801
SUPERVALU, Inc. *	364,736	3,362,866
The Andersons, Inc.	43,223	1,612,218
The Chefs' Warehouse, Inc. *	28,300	486,760
The Fresh Market, Inc. *	62,800	1,915,400
United Natural Foods, Inc. *	75,082	3,418,483
Village Super Market, Inc., Class A	11,600	332,688
Weis Markets, Inc.	15,800	666,286
		24,051,424
Food, Beverage & Tobacco 1.9%
Alico, Inc.	4,700	210,654
Arcadia Biosciences, Inc. *	11,000	46,640
B&G Foods, Inc.	87,057	2,570,793
Boulder Brands, Inc. *	91,800	764,694
Cal-Maine Foods, Inc. (c)	47,416	2,568,051
Calavo Growers, Inc.	21,088	1,149,507
Castle Brands, Inc. *	71,331	84,171
Coca-Cola Bottling Co. Consolidated	6,800	1,101,600
Craft Brew Alliance, Inc. *	13,900	143,587
Darling Ingredients, Inc. *	248,400	3,191,940
Dean Foods Co.	145,000	2,581,000
Diamond Foods, Inc. *	36,200	1,169,622
Farmer Bros. Co. *	9,100	215,306
Fresh Del Monte Produce, Inc.	47,861	1,891,467
Freshpet, Inc. *(c)	28,350	468,342
Inventure Foods, Inc. *	17,900	175,957
J&J Snack Foods Corp.	21,581	2,554,327
John B. Sanfilippo & Son, Inc.	10,900	566,691
Lancaster Colony Corp.	27,656	2,577,816
Landec Corp. *	44,654	596,131
Lifeway Foods, Inc. *	10,100	148,672
Limoneira Co.	17,600	362,384
MGP Ingredients, Inc.	13,547	200,089
National Beverage Corp. *	15,001	356,574
Omega Protein Corp. *	33,400	474,948
Post Holdings, Inc. *	79,099	4,250,780
Sanderson Farms, Inc. (c)	32,143	2,314,617
Seaboard Corp. *	420	1,459,500
Seneca Foods Corp., Class A *	12,400	361,956
Snyder's-Lance, Inc.	69,600	2,263,392
The Boston Beer Co., Inc., Class A *	12,900	2,844,708
Tootsie Roll Industries, Inc. (c)	28,401	922,180
TreeHouse Foods, Inc. *	63,252	5,184,134
Security	Number of Shares	Value ($)
Universal Corp.	32,424	1,849,789
Vector Group Ltd.	113,769	2,880,631
		50,502,650
Health Care Equipment & Services 7.0%
AAC Holdings, Inc. *(c)	11,800	448,518
Abaxis, Inc.	34,300	1,717,058
ABIOMED, Inc. *	60,300	4,670,838
Accuray, Inc. *(c)	115,500	736,890
Aceto Corp.	46,000	1,077,780
Addus HomeCare Corp. *	7,800	211,692
Adeptus Health, Inc., Class A *	8,100	890,109
Air Methods Corp. *	59,000	2,324,010
Alliance HealthCare Services, Inc. *	7,100	106,216
Almost Family, Inc. *	11,000	481,360
Amedisys, Inc. *	39,700	1,732,111
AMN Healthcare Services, Inc. *	71,300	2,098,359
Amsurg Corp. *	70,153	5,032,776
Analogic Corp.	17,954	1,446,195
AngioDynamics, Inc. *	41,100	637,050
Anika Therapeutics, Inc. *	21,900	830,010
Antares Pharma, Inc. *(c)	256,299	540,791
AtriCure, Inc. *	41,500	1,153,285
Atrion Corp.	2,300	928,970
Bio-Reference Laboratories, Inc. *	38,300	1,699,371
BioScrip, Inc. *(c)	100,400	252,004
BioTelemetry, Inc. *	38,700	473,301
Cantel Medical Corp.	51,445	2,823,302
Capital Senior Living Corp. *	44,800	998,592
Cardiovascular Systems, Inc. *	45,900	1,369,656
Castlight Health, Inc., Class B *	45,673	327,932
Cerus Corp. *(c)	137,100	744,453
Chemed Corp.	24,598	3,651,819
Civitas Solutions, Inc. *	17,400	391,326
Computer Programs & Systems, Inc. (c)	17,500	818,475
CONMED Corp.	39,300	2,229,096
Connecture, Inc. *(c)	13,900	131,077
Corindus Vascular Robotics, Inc. *(c)	25,000	90,750
CorVel Corp. *	16,600	530,536
Cross Country Healthcare, Inc. *	49,215	594,025
CryoLife, Inc.	37,400	409,530
Cutera, Inc. *	18,705	283,942
Cyberonics, Inc. *	37,775	2,319,385
Cynosure, Inc., Class A *	34,944	1,355,827
Diplomat Pharmacy, Inc. *	51,688	2,386,952
Endologix, Inc. *	98,037	1,398,008
Entellus Medical, Inc. *(c)	9,800	220,500
Exactech, Inc. *	15,000	299,700
ExamWorks Group, Inc. *	59,613	2,091,224
Five Star Quality Care, Inc. *	56,200	254,024
Genesis Healthcare, Inc. *	48,100	293,891
GenMark Diagnostics, Inc. *	61,000	518,500
Globus Medical, Inc., Class A *	96,500	2,707,790
Greatbatch, Inc. *	37,000	2,017,610
Haemonetics Corp. *	78,600	3,144,786
Halyard Health, Inc. *	68,293	2,782,257
Hanger, Inc. *	52,800	1,142,592
HealthEquity, Inc. *	51,334	1,727,902
HealthSouth Corp.	131,800	6,023,260
8

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
HealthStream, Inc. *	36,800	1,032,608
Healthways, Inc. *	48,800	617,808
HeartWare International, Inc. *	25,300	2,294,963
HMS Holdings Corp. *	138,452	1,594,967
ICU Medical, Inc. *	19,700	1,968,424
Imprivata, Inc. *	8,500	129,200
Inogen, Inc. *	21,798	969,139
Insulet Corp. *	83,600	2,833,204
Integra LifeSciences Holdings Corp. *	36,648	2,350,236
Invacare Corp.	49,211	839,048
InVivo Therapeutics Holdings Corp. *(c)	37,498	545,596
IPC Healthcare, Inc. *	24,700	1,369,615
iRadimed Corp. *	4,000	99,200
K2M Group Holdings, Inc. *	24,900	569,712
Kindred Healthcare, Inc.	124,823	2,575,098
Landauer, Inc.	13,300	471,884
LDR Holding Corp. *	36,873	1,676,247
LeMaitre Vascular, Inc.	10,735	152,866
LHC Group, Inc. *	19,700	793,713
Magellan Health, Inc. *	39,368	2,385,307
Masimo Corp. *	66,000	2,750,880
MedAssets, Inc. *	93,100	2,169,230
Medidata Solutions, Inc. *	81,700	4,395,460
Merge Healthcare, Inc. *	114,500	628,605
Meridian Bioscience, Inc.	64,350	1,164,091
Merit Medical Systems, Inc. *	66,300	1,694,628
Molina Healthcare, Inc. *	57,243	4,317,839
National HealthCare Corp.	15,388	972,522
National Research Corp., Class A	12,500	185,000
Natus Medical, Inc. *	46,900	2,118,004
Neogen Corp. *	56,925	3,312,466
Nevro Corp. *	21,364	1,084,650
Nobilis Health Corp. *(c)	43,191	254,395
NuVasive, Inc. *	70,400	3,872,704
NxStage Medical, Inc. *	92,700	1,323,756
Omnicell, Inc. *	52,300	1,909,996
OraSure Technologies, Inc. *	87,400	431,756
Orthofix International N.V. *	28,200	940,752
Owens & Minor, Inc.	92,200	3,241,752
Oxford Immunotec Global plc *	29,400	389,550
PharMerica Corp. *	43,100	1,472,727
Press Ganey Holdings, Inc. *	10,586	331,448
Quality Systems, Inc.	73,100	932,025
Quidel Corp. *	40,300	834,613
RadNet, Inc. *	48,000	321,120
Rockwell Medical, Inc. *(c)	68,400	943,920
RTI Surgical, Inc. *	73,900	537,992
SeaSpine Holdings Corp. *	12,215	191,531
Second Sight Medical Products, Inc. *(c)	16,421	231,700
Select Medical Holdings Corp.	144,811	2,089,623
Sientra, Inc. *	11,000	255,750
STAAR Surgical Co. *	52,900	463,933
STERIS Corp.	86,027	5,947,046
Surgical Care Affiliates, Inc. *	28,737	1,092,581
SurModics, Inc. *	20,400	479,196
Tandem Diabetes Care, Inc. *	25,400	318,770
Team Health Holdings, Inc. *	106,058	7,149,370
The Ensign Group, Inc.	36,850	1,883,772
The Providence Service Corp. *	17,400	818,844
Security	Number of Shares	Value ($)
The Spectranetics Corp. *	63,236	1,081,336
Thoratec Corp. *	81,200	5,139,148
Tornier N.V. *	52,200	1,299,258
TransEnterix, Inc. *	42,100	137,667
Triple-S Management Corp., Class B *	40,600	876,148
Trupanion, Inc. *(c)	14,200	109,624
U.S. Physical Therapy, Inc.	19,300	1,020,198
Unilife Corp. *(c)	221,152	389,227
Universal American Corp. *	63,902	592,372
Utah Medical Products, Inc.	7,300	399,091
Vascular Solutions, Inc. *	27,136	1,010,273
Veracyte, Inc. *(c)	15,500	179,800
Vocera Communications, Inc. *	30,100	373,240
WellCare Health Plans, Inc. *	63,806	5,155,525
West Pharmaceutical Services, Inc.	103,132	6,174,513
Wright Medical Group, Inc. *	73,200	1,891,488
Zeltiq Aesthetics, Inc. *	42,600	1,463,310
		191,582,463
Household & Personal Products 0.3%
Central Garden & Pet Co., Class A *	66,600	671,328
Elizabeth Arden, Inc. *(c)	36,298	382,581
HRG Group, Inc. *	122,000	1,738,500
Inter Parfums, Inc.	25,400	771,906
Medifast, Inc. *	13,279	409,923
Natural Health Trends Corp. (c)	8,500	257,550
Nature's Sunshine Products, Inc.	15,000	187,950
Nutraceutical International Corp. *	12,300	297,291
Oil-Dri Corp. of America	6,887	180,852
Orchids Paper Products Co.	11,800	297,832
Revlon, Inc., Class A *	18,602	669,114
Synutra International, Inc. *(c)	23,200	150,104
USANA Health Sciences, Inc. *	9,100	1,134,315
WD-40 Co.	22,300	1,998,749
		9,147,995
Insurance 2.3%
Ambac Financial Group, Inc. *	66,900	1,073,076
American Equity Investment Life Holding Co.	109,064	3,221,750
AMERISAFE, Inc.	30,435	1,523,272
Argo Group International Holdings Ltd.	42,010	2,368,524
Atlas Financial Holdings, Inc. *	16,900	311,974
Baldwin & Lyons, Inc., Class B	13,000	303,160
Citizens, Inc. *(c)	62,600	423,802
CNO Financial Group, Inc.	278,268	4,964,301
Crawford & Co., Class B	44,000	304,480
Donegal Group, Inc., Class A	10,400	154,648
eHealth, Inc. *	23,600	383,972
EMC Insurance Group, Inc.	9,300	224,316
Employers Holdings, Inc.	44,900	1,077,600
Enstar Group Ltd. *	13,894	2,222,901
FBL Financial Group, Inc., Class A	16,068	916,037
Federated National Holding Co.	20,246	477,603
Fidelity & Guaranty Life	14,800	385,244
First American Financial Corp.	159,700	6,480,626
Global Indemnity plc *	10,755	297,376
    9

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Greenlight Capital Re Ltd., Class A *	42,789	1,190,390
Hallmark Financial Services, Inc. *	21,200	226,416
HCI Group, Inc.	13,800	619,344
Heritage Insurance Holdings, Inc. *	34,462	851,901
Horace Mann Educators Corp.	59,578	2,099,529
Independence Holding Co.	11,248	147,124
Infinity Property & Casualty Corp.	16,592	1,286,046
James River Group Holdings Ltd.	18,600	510,570
Kansas City Life Insurance Co.	5,700	268,413
Kemper Corp.	61,414	2,377,950
Maiden Holdings Ltd.	76,900	1,271,926
MBIA, Inc. *	212,784	1,266,065
National General Holdings Corp.	52,100	1,192,569
National Interstate Corp.	12,498	315,699
National Western Life Insurance Co., Class A	3,494	842,019
OneBeacon Insurance Group Ltd., Class A	33,400	484,300
Patriot National, Inc. *	15,800	293,880
Primerica, Inc.	71,500	3,233,945
RLI Corp.	64,420	3,557,916
Safety Insurance Group, Inc.	19,770	1,146,462
Selective Insurance Group, Inc.	84,514	2,603,876
State Auto Financial Corp.	24,726	598,369
State National Cos., Inc.	46,500	504,990
Stewart Information Services Corp.	34,100	1,402,192
Symetra Financial Corp.	110,600	2,769,424
The Navigators Group, Inc. *	16,770	1,311,079
Third Point Reinsurance Ltd. *	118,560	1,761,802
United Fire Group, Inc.	32,300	1,116,288
United Insurance Holdings Corp.	24,400	391,864
Universal Insurance Holdings, Inc.	43,922	1,204,341
		63,961,351
Materials 3.7%
A. Schulman, Inc.	45,609	1,698,023
AEP Industries, Inc. *	5,800	280,430
AK Steel Holding Corp. *(c)	262,900	775,555
American Vanguard Corp.	40,900	524,338
Axiall Corp.	101,721	2,993,649
Balchem Corp.	46,900	2,657,823
Berry Plastics Group, Inc. *	171,157	5,572,872
Boise Cascade Co. *	55,500	1,841,490
Calgon Carbon Corp.	79,785	1,411,397
Carpenter Technology Corp.	71,844	2,697,024
Century Aluminum Co. *	73,400	684,088
Chase Corp.	10,300	393,769
Chemtura Corp. *	95,285	2,613,668
Clearwater Paper Corp. *	30,000	1,765,500
Cliffs Natural Resources, Inc. (c)	220,159	554,801
Coeur Mining, Inc. *	205,013	723,696
Commercial Metals Co.	172,600	2,659,766
Core Molding Technologies, Inc. *	11,000	209,880
Deltic Timber Corp.	14,521	942,413
Ferro Corp. *	105,100	1,459,839
Flotek Industries, Inc. *(c)	78,900	1,350,768
FutureFuel Corp.	31,000	354,640
Globe Specialty Metals, Inc.	94,500	1,459,080
Greif, Inc., Class A	44,194	1,369,572
H.B. Fuller Co.	74,694	2,992,242
Security	Number of Shares	Value ($)
Handy & Harman Ltd. *	4,800	142,080
Hawkins, Inc.	15,500	565,440
Haynes International, Inc.	17,525	746,039
Headwaters, Inc. *	110,000	2,091,100
Hecla Mining Co.	545,640	1,145,844
Horsehead Holding Corp. *	83,900	694,692
Innophos Holdings, Inc.	32,900	1,693,692
Innospec, Inc.	35,600	1,539,700
Intrepid Potash, Inc. *	89,300	762,622
Kaiser Aluminum Corp.	24,643	2,081,101
KapStone Paper & Packaging Corp.	127,503	2,983,570
KMG Chemicals, Inc.	12,300	268,509
Koppers Holdings, Inc.	30,900	627,270
Kraton Performance Polymers, Inc. *	44,835	920,014
Kronos Worldwide, Inc.	30,700	302,088
Louisiana-Pacific Corp. *	204,772	3,018,339
LSB Industries, Inc. *	28,000	1,033,480
Materion Corp.	27,829	851,567
Minerals Technologies, Inc.	52,522	3,400,799
Myers Industries, Inc.	34,900	528,037
Neenah Paper, Inc.	24,753	1,499,537
Olin Corp.	111,648	2,566,788
Olympic Steel, Inc.	12,200	147,864
OM Group, Inc.	48,100	1,629,628
OMNOVA Solutions, Inc. *	65,700	425,079
P.H. Glatfelter Co.	63,800	1,302,158
PolyOne Corp.	129,676	4,443,997
Quaker Chemical Corp.	20,100	1,863,270
Rayonier Advanced Materials, Inc.	55,842	784,580
Real Industry, Inc. *	32,714	373,267
Rentech, Inc. *	441,900	336,418
Ryerson Holding Corp. *(c)	14,000	94,780
Schnitzer Steel Industries, Inc., Class A	37,800	593,838
Schweitzer-Mauduit International, Inc.	44,700	1,774,590
Senomyx, Inc. *(c)	62,400	387,504
Sensient Technologies Corp.	67,914	4,644,638
Stepan Co.	28,500	1,396,785
Stillwater Mining Co. *	187,900	1,788,808
Summit Materials, Inc., Class A *	35,015	878,526
SunCoke Energy, Inc.	96,800	1,189,672
TimkenSteel Corp.	53,744	1,001,251
Trecora Resources *	27,400	382,504
Tredegar Corp.	35,100	591,786
Trinseo S.A. *	15,600	380,016
Tronox Ltd., Class A	90,200	990,396
United States Lime & Minerals, Inc.	2,700	145,800
US Concrete, Inc. *	19,200	812,736
Valhi, Inc.	25,000	111,250
Wausau Paper Corp.	58,500	517,140
Worthington Industries, Inc.	69,417	1,878,424
		100,315,336
Media 1.6%
AMC Entertainment Holdings, Inc., Class A	31,500	1,015,875
Carmike Cinemas, Inc. *	37,900	949,395
10

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Central European Media Enterprises Ltd., Class A *(c)	109,100	261,840
Crown Media Holdings, Inc., Class A *	46,700	208,749
Cumulus Media, Inc., Class A *	197,200	325,380
Daily Journal Corp. *	2,000	409,600
DreamWorks Animation SKG, Inc., Class A *(c)	108,130	2,607,014
Entercom Communications Corp., Class A *	43,000	452,790
Entravision Communications Corp., Class A	98,600	756,262
Eros International plc *	37,890	1,355,704
Global Eagle Entertainment, Inc. *	65,900	818,478
Gray Television, Inc. *	92,193	1,557,140
Harte-Hanks, Inc.	75,416	353,701
Hemisphere Media Group, Inc. *	12,300	170,355
IMAX Corp. *	88,000	3,292,080
Journal Media Group, Inc.	25,419	205,640
Loral Space & Communications, Inc. *	20,500	1,298,675
Martha Stewart Living Omnimedia, Inc., Class A *	58,700	356,309
MDC Partners, Inc., Class A	64,480	1,136,782
Media General, Inc. *	133,186	2,113,662
Meredith Corp.	52,200	2,501,424
National CineMedia, Inc.	86,800	1,345,400
New Media Investment Group, Inc.	64,082	1,090,035
Nexstar Broadcasting Group, Inc., Class A	47,055	2,699,075
Reading International, Inc., Class A *	23,000	270,940
Rentrak Corp. *(c)	20,391	1,396,172
Saga Communications, Inc., Class A	6,400	259,200
Scholastic Corp.	38,469	1,657,629
SFX Entertainment, Inc. *(c)	64,800	206,064
Sinclair Broadcast Group, Inc., Class A	96,902	2,812,096
Sizmek, Inc. *	36,700	284,792
The E.W. Scripps Co., Class A	81,971	1,800,903
The New York Times Co., Class A	200,751	2,653,928
Time, Inc.	160,186	3,575,352
Townsquare Media, Inc., Class A *	10,100	131,300
Tribune Publishing Co.	35,717	531,826
World Wrestling Entertainment, Inc., Class A (c)	41,400	810,198
		43,671,765
Pharmaceuticals, Biotechnology & Life Sciences 9.8%
Abeona Therapeutics, Inc. *(c)	14,621	94,305
ACADIA Pharmaceuticals, Inc. *	116,116	5,667,622
Accelerate Diagnostics, Inc. *	33,300	928,404
Acceleron Pharma, Inc. *	30,027	859,973
Achillion Pharmaceuticals, Inc. *	170,889	1,455,974
Acorda Therapeutics, Inc. *	64,939	2,231,304
Adamas Pharmaceuticals, Inc. *	14,272	353,375
Aduro Biotech, Inc. *	11,881	311,520
Advaxis, Inc. *(c)	44,111	734,889
Aegerion Pharmaceuticals, Inc. *(c)	43,100	824,503
Aerie Pharmaceuticals, Inc. *	37,644	682,862
Security	Number of Shares	Value ($)
Affimed N.V. *	22,114	362,891
Affymetrix, Inc. *	110,900	1,215,464
Agenus, Inc. *	110,054	939,861
Agile Therapeutics, Inc. *	13,462	122,908
Akebia Therapeutics, Inc. *	34,547	324,742
Albany Molecular Research, Inc. *	40,600	858,284
Alder Biopharmaceuticals, Inc. *	36,946	1,715,033
Alimera Sciences, Inc. *(c)	45,500	219,310
AMAG Pharmaceuticals, Inc. *	44,031	2,813,581
Amicus Therapeutics, Inc. *	176,904	3,040,980
Amphastar Pharmaceuticals, Inc. *	42,926	697,977
Anacor Pharmaceuticals, Inc. *	59,296	8,846,370
ANI Pharmaceuticals, Inc. *	10,100	717,403
Anthera Pharmaceuticals, Inc. *	51,939	566,655
Applied Genetic Technologies Corp. *	7,100	131,066
Aratana Therapeutics, Inc. *	50,500	889,810
Ardelyx, Inc. *	16,840	332,085
Arena Pharmaceuticals, Inc. *	365,000	1,474,600
ARIAD Pharmaceuticals, Inc. *	241,800	1,973,088
Array BioPharma, Inc. *	220,479	1,280,983
Arrowhead Research Corp. *(c)	76,100	470,298
Assembly Biosciences, Inc. *	20,668	310,020
Asterias Biotherapeutics, Inc. *(c)	15,125	74,415
Atara Biotherapeutics, Inc. *	26,943	1,512,580
aTyr Pharma, Inc. *	8,518	159,713
Avalanche Biotechnologies, Inc. *	28,209	415,236
Bellicum Pharmaceuticals, Inc. *(c)	14,200	288,970
BioCryst Pharmaceuticals, Inc. *	102,800	1,591,344
BioDelivery Sciences International, Inc. *	60,000	489,000
BioSpecifics Technologies Corp. *	5,300	364,216
BioTime, Inc. *(c)	83,500	263,860
Blueprint Medicines Corp. *	13,264	358,393
Calithera Biosciences, Inc. *(c)	19,000	140,600
Cambrex Corp. *	47,100	2,319,675
Cara Therapeutics, Inc. *	19,717	420,169
Carbylan Therapeutics, Inc. *	15,751	108,839
Catalent, Inc. *	118,399	4,035,038
Catalyst Pharmaceuticals, Inc. *	107,345	530,284
Celldex Therapeutics, Inc. *	147,500	3,473,625
Cellular Biomedicine Group, Inc. *(c)	14,309	399,937
Cempra, Inc. *	46,278	1,937,197
Cepheid *	103,500	5,753,565
ChemoCentryx, Inc. *(c)	35,000	288,400
Chimerix, Inc. *	69,186	3,718,056
Cidara Therapeutics, Inc. *	4,559	63,735
Clovis Oncology, Inc. *	42,200	3,562,946
Coherus Biosciences, Inc. *	33,961	1,191,352
Collegium Pharmaceutical, Inc. *(c)	8,736	174,982
Concert Pharmaceuticals, Inc. *	21,722	356,024
Corcept Therapeutics, Inc. *	86,506	435,990
Corium International, Inc. *	12,013	176,111
CorMedix, Inc. *(c)	45,377	158,820
CTI BioPharma, Corp. *(c)	190,800	352,980
Curis, Inc. *	158,654	498,174
Cytokinetics, Inc. *	45,900	293,301
CytRx Corp. *(c)	81,800	222,496
Depomed, Inc. *	86,900	2,737,350
Dermira, Inc. *	18,200	410,956
Dicerna Pharmaceuticals, Inc. *	21,814	266,567
    11

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Durect Corp. *	163,276	383,699
Dyax Corp. *	212,313	5,225,023
Dynavax Technologies Corp. *(c)	45,700	1,344,037
Eagle Pharmaceuticals, Inc. *	12,424	1,200,407
Emergent Biosolutions, Inc. *	43,700	1,434,671
Enanta Pharmaceuticals, Inc. *	22,222	1,125,544
Endocyte, Inc. *(c)	50,400	260,064
Epizyme, Inc. *	41,759	931,643
Esperion Therapeutics, Inc. *	18,970	1,176,140
Exact Sciences Corp. *(c)	134,062	3,226,872
Exelixis, Inc. *(c)	292,872	1,678,157
Fibrocell Science, Inc. *	34,944	227,835
FibroGen, Inc. *	69,009	1,604,459
Five Prime Therapeutics, Inc. *	33,300	783,216
Flex Pharma, Inc. *	9,700	151,223
Flexion Therapeutics, Inc. *	19,943	466,666
Fluidigm Corp. *	43,100	863,293
Foamix Pharmaceuticals Ltd. *	32,336	344,055
Foundation Medicine, Inc. *(c)	20,500	416,048
Galena Biopharma, Inc. *(c)	189,700	311,108
Genocea Biosciences, Inc. *	26,625	346,125
Genomic Health, Inc. *	22,700	614,716
Geron Corp. *	231,200	936,360
Halozyme Therapeutics, Inc. *	154,500	3,606,030
Harvard Bioscience, Inc. *	74,929	366,403
Heron Therapeutics, Inc. *	46,860	1,515,452
Heska Corp. *	8,091	273,071
Idera Pharmaceuticals, Inc. *(c)	151,729	543,190
IGI Laboratories, Inc. *(c)	58,900	518,320
Ignyta, Inc. *	26,545	367,914
Immune Design, Corp. *	16,243	314,464
ImmunoGen, Inc. *	128,000	2,306,560
Immunomedics, Inc. *(c)	175,000	358,750
Impax Laboratories, Inc. *	105,400	5,107,684
INC Research Holdings, Inc., Class A *	19,400	970,582
Infinity Pharmaceuticals, Inc. *	68,300	596,942
Inovio Pharmaceuticals, Inc. *(c)	120,362	877,439
Insmed, Inc. *	92,314	2,501,709
Insys Therapeutics, Inc. *	33,279	1,494,893
Intersect ENT, Inc. *	19,968	592,451
Intra-Cellular Therapies, Inc. *	31,300	910,830
Invitae Corp. *(c)	14,200	141,858
Ironwood Pharmaceuticals, Inc. *	175,300	1,831,885
Karyopharm Therapeutics, Inc. *(c)	33,263	682,557
Keryx Biopharmaceuticals, Inc. *(c)	150,634	1,202,059
Kite Pharma, Inc. *(c)	41,742	3,037,565
KYTHERA Biopharmaceuticals, Inc. *	37,310	2,780,341
La Jolla Pharmaceutical Co. *	16,579	504,002
Lannett Co., Inc. *	37,700	2,246,920
Lexicon Pharmaceuticals, Inc. *(c)	46,300	390,772
Ligand Pharmaceuticals, Inc. *	25,843	2,797,763
Lion Biotechnologies, Inc. *	64,872	555,304
Loxo Oncology, Inc. *(c)	8,900	180,225
Luminex Corp. *	63,200	1,088,936
MacroGenics, Inc. *	49,449	1,859,282
MannKind Corp. *(c)	355,984	1,527,171
Medgenics, Inc. *	23,712	191,593
Merrimack Pharmaceuticals, Inc. *(c)	166,400	1,680,640
MiMedx Group, Inc. *(c)	156,150	1,675,490
Security	Number of Shares	Value ($)
Mirati Therapeutics, Inc. *	14,248	407,635
Momenta Pharmaceuticals, Inc. *	87,686	1,906,294
Myriad Genetics, Inc. *(c)	99,086	3,380,814
NanoString Technologies, Inc. *	14,700	225,057
Navidea Biopharmaceuticals, Inc. *(c)	221,100	380,292
Nektar Therapeutics *	194,571	2,453,540
NeoGenomics, Inc. *	69,488	424,572
Neurocrine Biosciences, Inc. *	124,703	6,250,114
NewLink Genetics Corp. *(c)	29,100	1,517,565
Northwest Biotherapeutics, Inc. *(c)	70,700	807,394
Novavax, Inc. *	390,621	4,710,889
Ocata Therapeutics, Inc. *	48,125	216,081
Ocular Therapeutix, Inc. *	18,570	428,781
Omeros Corp. *(c)	57,100	919,310
OncoMed Pharmaceuticals, Inc. *(c)	24,500	559,580
Oncothyreon, Inc. *	151,709	552,221
Ophthotech Corp. *	33,443	2,263,757
Orexigen Therapeutics, Inc. *(c)	151,187	604,748
Organovo Holdings, Inc. *(c)	114,341	386,473
Osiris Therapeutics, Inc. *(c)	37,100	791,343
Otonomy, Inc. *	21,039	542,175
OvaScience, Inc. *(c)	33,901	966,179
Pacific Biosciences of California, Inc. *	85,600	487,064
Pacira Pharmaceuticals, Inc. *	53,400	3,546,828
Paratek Pharmaceuticals, Inc.	17,408	437,985
PAREXEL International Corp. *	80,580	5,556,797
PDL BioPharma, Inc.	239,600	1,394,472
Peregrine Pharmaceuticals, Inc. *(c)	255,100	313,773
Pernix Therapeutics Holdings, Inc. *	48,800	243,024
Pfenex, Inc. *	23,397	495,782
Phibro Animal Health Corp., Class A	25,500	1,001,640
Portola Pharmaceuticals, Inc. *	70,200	3,470,688
POZEN, Inc. *(c)	35,400	410,640
PRA Health Sciences, Inc. *	30,500	1,280,695
Prestige Brands Holdings, Inc. *	78,200	3,723,884
Progenics Pharmaceuticals, Inc. *	106,000	917,960
Proteon Therapeutics, Inc. *(c)	10,998	190,045
Prothena Corp. plc *	45,853	3,024,922
PTC Therapeutics, Inc. *	48,936	2,506,013
Radius Health, Inc. *	42,314	3,314,032
Raptor Pharmaceutical Corp. *	119,565	1,702,606
Regulus Therapeutics, Inc. *	39,681	325,384
Relypsa, Inc. *	46,624	1,543,721
Repligen Corp. *	49,100	1,718,991
Retrophin, Inc. *	55,293	1,755,000
Revance Therapeutics, Inc. *	22,308	692,217
Rigel Pharmaceuticals, Inc. *	153,400	457,132
Sage Therapeutics, Inc. *	19,895	1,360,022
Sagent Pharmaceuticals, Inc. *	29,769	731,722
Sangamo BioSciences, Inc. *	99,700	912,255
Sarepta Therapeutics, Inc. *(c)	60,900	1,943,928
SciClone Pharmaceuticals, Inc. *	78,000	710,580
Sequenom, Inc. *(c)	166,100	468,402
Sorrento Therapeutics, Inc. *	49,555	1,029,753
Spark Therapeutics, Inc. *(c)	12,500	768,000
Spectrum Pharmaceuticals, Inc. *	86,500	598,148
Stemline Therapeutics, Inc. *	28,000	300,440
Sucampo Pharmaceuticals, Inc., Class A *	35,718	778,295
12

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Supernus Pharmaceuticals, Inc. *	43,000	912,030
Synergy Pharmaceuticals, Inc. *(c)	140,600	1,282,272
Synta Pharmaceuticals Corp. *	87,300	185,076
T2 Biosystems, Inc. *(c)	9,200	132,572
TESARO, Inc. *	32,700	1,896,600
Tetraphase Pharmaceuticals, Inc. *	52,053	2,475,120
TG Therapeutics, Inc. *	59,050	1,030,423
The Medicines Co. *	101,728	3,193,242
TherapeuticsMD, Inc. *	200,755	1,563,881
Theravance Biopharma, Inc. *(c)	34,500	432,630
Theravance, Inc. (c)	120,800	1,850,656
Threshold Pharmaceuticals, Inc. *	88,794	383,590
Tobira Therapeutics, Inc. *(c)	4,229	60,728
Tokai Pharmaceuticals, Inc. *(c)	7,400	96,496
Trevena, Inc. *	35,334	205,644
Trovagene, Inc. *(c)	35,347	278,534
Ultragenyx Pharmaceutical, Inc. *	57,341	6,934,247
Vanda Pharmaceuticals, Inc. *(c)	60,600	741,744
Verastem, Inc. *	47,100	343,830
Versartis, Inc. *	31,735	574,404
Vitae Pharmaceuticals, Inc. *	18,478	186,813
Vital Therapies, Inc. *(c)	23,347	378,688
VIVUS, Inc. *(c)	110,600	167,006
XBiotech, Inc. *(c)	5,538	103,284
Xencor, Inc. *	40,028	896,227
XenoPort, Inc. *	98,100	716,130
XOMA Corp. *(c)	150,400	109,882
Zafgen, Inc. *	23,672	898,826
ZIOPHARM Oncology, Inc. *(c)	180,364	2,409,663
Zogenix, Inc. *	30,825	595,231
ZS Pharma, Inc. *	26,002	1,553,099
		269,037,666
Real Estate 9.4%
Acadia Realty Trust	102,257	3,270,179
AG Mortgage Investment Trust, Inc.	41,300	751,660
Agree Realty Corp.	25,500	790,245
Alexander & Baldwin, Inc.	72,560	2,739,140
Alexander's, Inc.	3,041	1,233,034
Altisource Asset Management Corp. *	1,385	183,609
Altisource Portfolio Solutions S.A. *(c)	19,887	649,509
Altisource Residential Corp.	87,800	1,445,188
American Assets Trust, Inc.	52,100	2,168,402
American Capital Mortgage Investment Corp.	76,700	1,237,938
American Residential Properties, Inc.	47,200	873,200
Anworth Mortgage Asset Corp.	181,200	906,000
Apollo Commercial Real Estate Finance, Inc.	91,400	1,542,832
Apollo Residential Mortgage, Inc.	50,875	736,670
Ares Commercial Real Estate Corp.	41,900	521,655
Armada Hoffler Properties, Inc.	40,500	415,125
ARMOUR Residential REIT, Inc.	510,639	1,450,215
Ashford Hospitality Prime, Inc.	42,487	618,611
Ashford Hospitality Trust, Inc.	128,682	1,124,681
Associated Estates Realty Corp.	83,505	2,400,769
AV Homes, Inc. *	15,600	230,412
Security	Number of Shares	Value ($)
Bluerock Residential Growth REIT, Inc.	21,808	279,142
Campus Crest Communities, Inc.	112,200	639,540
Capstead Mortgage Corp.	133,629	1,479,273
CareTrust REIT, Inc.	42,265	548,600
CatchMark Timber Trust, Inc., Class A	52,409	559,728
Cedar Realty Trust, Inc.	119,200	798,640
Chambers Street Properties	327,319	2,428,707
Chatham Lodging Trust	55,134	1,489,721
Chesapeake Lodging Trust	82,685	2,651,708
Colony Capital, Inc., Class A	163,826	3,722,127
Consolidated-Tomoka Land Co.	7,600	440,268
CorEnergy Infrastructure Trust, Inc.	66,700	414,874
CoreSite Realty Corp.	34,100	1,711,820
Cousins Properties, Inc.	306,401	3,180,442
CubeSmart	247,243	6,467,877
CyrusOne, Inc.	96,604	2,969,607
CYS Investments, Inc.	212,861	1,651,801
DCT Industrial Trust, Inc.	129,526	4,502,324
DiamondRock Hospitality Co.	288,917	3,643,243
DuPont Fabros Technology, Inc.	90,424	2,726,284
Dynex Capital, Inc.	92,600	682,462
Easterly Government Properties, Inc.	21,600	341,280
EastGroup Properties, Inc.	48,090	2,895,018
Education Realty Trust, Inc.	68,713	2,174,079
EPR Properties	86,200	4,923,744
Equity One, Inc.	107,031	2,747,486
Excel Trust, Inc.	90,284	1,430,099
FelCor Lodging Trust, Inc.	215,913	2,020,946
First Industrial Realty Trust, Inc.	163,237	3,418,183
First Potomac Realty Trust	90,700	1,029,445
Forestar Group, Inc. *	49,700	636,160
Franklin Street Properties Corp.	134,065	1,577,945
FRP Holdings, Inc. *	8,700	256,737
Getty Realty Corp.	39,242	652,202
Gladstone Commercial Corp.	34,300	549,486
Government Properties Income Trust	100,847	1,741,628
Gramercy Property Trust, Inc.	86,322	2,111,436
Great Ajax Corp.	9,400	131,976
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	48,845	980,319
Hatteras Financial Corp.	136,951	2,226,823
Healthcare Realty Trust, Inc.	142,081	3,415,627
Hersha Hospitality Trust	72,925	1,977,726
Highwoods Properties, Inc.	138,207	5,850,302
Hudson Pacific Properties, Inc.	109,311	3,364,593
Independence Realty Trust, Inc.	28,036	229,054
InfraREIT, Inc.	34,700	1,163,491
Inland Real Estate Corp.	133,336	1,309,360
Invesco Mortgage Capital, Inc.	177,506	2,557,861
Investors Real Estate Trust	187,002	1,348,284
iStar Financial, Inc. *	135,400	1,773,740
Kennedy-Wilson Holdings, Inc.	135,287	3,425,467
Kite Realty Group Trust	118,839	3,137,350
Ladder Capital Corp., Class A	55,962	879,163
LaSalle Hotel Properties	168,379	5,601,969
Lexington Realty Trust	314,774	2,707,056
LTC Properties, Inc.	52,651	2,309,799
Mack-Cali Realty Corp.	130,100	2,711,284
    13

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Marcus & Millichap, Inc. *	19,579	1,003,228
Medical Properties Trust, Inc.	317,167	4,335,673
Monmouth Real Estate Investment Corp.	84,500	846,690
Monogram Residential Trust, Inc.	234,724	2,192,322
National Health Investors, Inc.	56,468	3,684,537
National Storage Affiliates Trust	23,921	282,985
New Residential Investment Corp.	335,897	5,270,224
New Senior Investment Group, Inc.	117,169	1,516,167
New York Mortgage Trust, Inc. (c)	152,400	1,139,952
New York REIT, Inc.	249,088	2,580,552
NexPoint Residential Trust, Inc.	19,669	255,107
One Liberty Properties, Inc.	18,700	422,620
Orchid Island Capital, Inc. (c)	21,859	188,425
Parkway Properties, Inc.	120,993	2,170,614
Pebblebrook Hotel Trust	108,000	4,395,600
Pennsylvania Real Estate Investment Trust	108,567	2,379,789
PennyMac Mortgage Investment Trust	109,021	1,936,213
Physicians Realty Trust	101,150	1,622,446
Potlatch Corp.	60,403	2,114,709
Preferred Apartment Communities, Inc., Class A	26,197	296,812
PS Business Parks, Inc.	28,438	2,189,442
QTS Realty Trust, Inc., Class A	37,639	1,562,018
RAIT Financial Trust	119,300	625,132
Ramco-Gershenson Properties Trust	111,121	1,882,390
RE/MAX Holdings, Inc., Class A	16,800	635,376
Redwood Trust, Inc.	123,500	1,914,250
Resource Capital Corp.	196,149	702,213
Retail Opportunity Investments Corp.	133,347	2,286,901
Rexford Industrial Realty, Inc.	88,116	1,283,850
RLJ Lodging Trust	190,335	5,677,693
Rouse Properties, Inc.	54,500	959,200
Ryman Hospitality Properties, Inc.	64,985	3,715,842
Sabra Health Care REIT, Inc.	89,896	2,458,656
Saul Centers, Inc.	16,900	876,772
Select Income REIT	88,128	1,768,729
Silver Bay Realty Trust Corp.	56,433	914,779
Sovran Self Storage, Inc.	52,117	4,962,060
STAG Industrial, Inc.	94,500	1,855,980
Starwood Waypoint Residential Trust	57,400	1,405,152
STORE Capital Corp.	50,800	1,066,800
Strategic Hotels & Resorts, Inc. *	399,184	5,456,845
Summit Hotel Properties, Inc.	125,500	1,710,565
Sun Communities, Inc.	66,036	4,590,162
Sunstone Hotel Investors, Inc.	308,208	4,336,487
Tejon Ranch Co. *	19,092	473,863
Terreno Realty Corp.	62,600	1,312,722
The Geo Group, Inc.	109,980	4,151,745
The St. Joe Co. *	92,700	1,506,375
Trade Street Residential, Inc.	27,200	190,672
UMH Properties, Inc.	31,900	306,240
United Development Funding IV (c)	37,025	671,634
Universal Health Realty Income Trust	19,444	952,173
Urban Edge Properties	126,087	2,707,088
Security	Number of Shares	Value ($)
Urstadt Biddle Properties, Inc., Class A	47,174	901,023
Washington Real Estate Investment Trust	99,282	2,664,729
Western Asset Mortgage Capital Corp. (c)	59,656	827,429
Whitestone REIT	30,700	396,951
Xenia Hotels & Resorts, Inc. (c)	159,562	3,307,720
		257,726,703
Retailing 4.6%
1-800-Flowers.com, Inc., Class A *	34,800	346,260
Abercrombie & Fitch Co., Class A	97,463	1,958,032
America's Car-Mart, Inc. *	11,500	531,990
American Eagle Outfitters, Inc.	284,115	5,043,041
ANN, Inc. *	69,000	3,156,750
Asbury Automotive Group, Inc. *	38,885	3,433,545
Ascena Retail Group, Inc. *	202,043	2,529,578
Barnes & Noble, Inc. *	73,410	1,929,949
bebe stores, Inc.	51,449	94,666
Big 5 Sporting Goods Corp.	34,384	378,568
Big Lots, Inc.	78,000	3,368,040
Blue Nile, Inc. *	19,000	602,680
Boot Barn Holdings, Inc. *	16,411	518,588
Build-A-Bear Workshop, Inc. *	18,100	315,845
Burlington Stores, Inc. *	109,591	6,031,889
Caleres, Inc.	68,275	2,255,806
Chico's FAS, Inc.	204,451	3,111,744
Christopher & Banks Corp. *	51,800	167,314
Citi Trends, Inc. *	24,846	591,583
Conn's, Inc. *	40,600	1,401,512
Core-Mark Holding Co., Inc.	34,641	2,202,128
Destination XL Group, Inc. *	56,400	275,796
Etsy, Inc. *(c)	27,363	570,245
EVINE Live, Inc. *	56,000	122,640
Express, Inc. *	124,098	2,362,826
Fenix Parts, Inc. *	14,527	132,777
Five Below, Inc. *	79,600	2,934,852
Francesca's Holdings Corp. *	62,800	763,648
Fred's, Inc., Class A	52,800	952,512
FTD Cos., Inc. *	28,097	818,466
Genesco, Inc. *	36,744	2,376,969
Group 1 Automotive, Inc.	35,500	3,442,435
Guess?, Inc.	97,500	2,134,275
Haverty Furniture Cos., Inc.	30,300	672,054
Hibbett Sports, Inc. *	37,575	1,711,541
HSN, Inc.	49,555	3,642,788
Kirkland's, Inc.	22,400	611,072
Lands' End, Inc. *(c)	24,200	570,636
Liberty TripAdvisor Holdings, Inc., Class A *	106,011	3,105,062
Lithia Motors, Inc., Class A	32,737	3,918,292
Lumber Liquidators Holdings, Inc. *(c)	39,398	760,381
MarineMax, Inc. *	37,700	680,862
Mattress Firm Holding Corp. *	29,616	1,831,750
Monro Muffler Brake, Inc.	46,546	2,944,035
Nutrisystem, Inc.	39,948	1,200,437
Orbitz Worldwide, Inc. *	152,944	1,725,208
Outerwall, Inc. (c)	28,700	2,032,534
Overstock.com, Inc. *	15,500	327,980
14

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Party City Holdco, Inc. *	33,816	697,286
PetMed Express, Inc. (c)	29,500	497,075
Pier 1 Imports, Inc.	140,400	1,658,124
Pool Corp.	61,928	4,360,970
Rent-A-Center, Inc.	77,385	2,073,144
Restoration Hardware Holdings, Inc. *	47,841	4,853,948
Select Comfort Corp. *	75,512	1,966,332
Shoe Carnival, Inc.	24,850	703,504
Shutterfly, Inc. *	53,747	2,324,558
Sonic Automotive, Inc., Class A	44,474	1,035,799
Sportsman's Warehouse Holdings, Inc. *	23,000	268,870
Stage Stores, Inc.	46,827	824,155
Stein Mart, Inc.	44,300	451,417
Systemax, Inc. *	14,500	98,890
The Buckle, Inc.	41,664	1,842,799
The Cato Corp., Class A	42,404	1,628,738
The Children's Place, Inc.	29,690	1,719,051
The Container Store Group, Inc. *(c)	25,200	458,136
The Finish Line, Inc., Class A	71,619	1,968,806
The Men's Wearhouse, Inc.	69,569	4,140,747
The Pep Boys - Manny, Moe & Jack *	75,800	898,230
Tile Shop Holdings, Inc. *	41,100	586,908
Tilly's, Inc., Class A *	12,600	114,030
Travelport Worldwide Ltd. (c)	144,962	1,848,266
Tuesday Morning Corp. *	65,800	617,204
Vitamin Shoppe, Inc. *	45,400	1,668,904
VOXX International Corp. *	31,300	250,400
Wayfair, Inc., Class A *(c)	28,698	1,070,722
West Marine, Inc. *	24,500	222,460
Weyco Group, Inc.	9,100	262,626
Winmark Corp.	3,000	304,080
zulily, Inc., Class A *	93,051	1,229,204
Zumiez, Inc. *	30,100	785,610
		126,022,574
Semiconductors & Semiconductor Equipment 3.0%
Advanced Energy Industries, Inc. *	59,437	1,556,655
Advanced Micro Devices, Inc. *(c)	898,843	1,734,767
Alpha & Omega Semiconductor Ltd. *	28,000	219,800
Ambarella, Inc. *(c)	46,100	5,341,607
Amkor Technology, Inc. *	125,218	552,211
Applied Micro Circuits Corp. *	114,365	710,207
Axcelis Technologies, Inc. *	142,100	419,195
Brooks Automation, Inc.	95,831	1,011,017
Cabot Microelectronics Corp. *	35,700	1,618,638
Cascade Microtech, Inc. *	18,700	278,817
Cavium, Inc. *	79,800	5,410,440
CEVA, Inc. *	32,336	605,653
Cirrus Logic, Inc. *	95,900	3,165,659
Cohu, Inc.	46,700	462,797
Diodes, Inc. *	54,281	1,204,495
DSP Group, Inc. *	31,400	274,122
Entegris, Inc. *	210,800	3,123,002
Exar Corp. *	58,500	460,395
Fairchild Semiconductor International, Inc. *	166,542	2,508,123
FormFactor, Inc. *	76,873	555,792
Security	Number of Shares	Value ($)
Inphi Corp. *	54,533	1,239,535
Integrated Device Technology, Inc. *	220,089	4,205,901
Integrated Silicon Solution, Inc.	46,000	1,008,780
Intersil Corp., Class A	190,700	2,122,491
IXYS Corp.	32,400	338,904
Kopin Corp. *	100,300	298,894
Lattice Semiconductor Corp. *	170,200	837,384
M/A-COM Technology Solutions Holdings, Inc. *	32,453	1,093,991
Mattson Technology, Inc. *	93,954	268,708
MaxLinear, Inc., Class A *	73,260	797,069
Micrel, Inc.	67,505	941,695
Microsemi Corp. *	135,981	4,479,214
MKS Instruments, Inc.	76,489	2,715,360
Monolithic Power Systems, Inc.	58,400	3,019,864
Nanometrics, Inc. *	40,600	555,408
NeoPhotonics Corp. *	39,263	347,870
NVE Corp.	6,500	388,050
OmniVision Technologies, Inc. *	82,373	2,011,549
PDF Solutions, Inc. *	44,800	627,648
Pericom Semiconductor Corp.	31,900	381,843
Photronics, Inc. *	92,837	765,905
PMC-Sierra, Inc. *	269,300	1,833,933
Power Integrations, Inc.	45,362	1,758,231
Rambus, Inc. *	167,900	2,197,811
Rudolph Technologies, Inc. *	46,700	523,974
Semtech Corp. *	100,229	1,763,028
Sigma Designs, Inc. *	48,758	505,620
Silicon Laboratories, Inc. *	59,950	2,697,151
Synaptics, Inc. *	53,700	4,262,706
Tessera Technologies, Inc.	80,059	2,774,845
Ultra Clean Holdings, Inc. *	43,300	328,214
Ultratech, Inc. *	47,700	759,384
Veeco Instruments, Inc. *	57,339	1,483,933
Xcerra Corp. *	84,400	530,454
		81,078,739
Software & Services 9.4%
6D Global Technologies, Inc. *(c)	24,294	109,323
A10 Networks, Inc. *	45,219	294,376
ACI Worldwide, Inc. *	166,052	3,930,451
Actua Corp. *	57,600	848,448
Acxiom Corp. *	117,600	2,106,216
Amber Road, Inc. *	13,100	77,290
American Software, Inc., Class A	45,000	414,900
Angie's List, Inc. *(c)	60,200	301,000
Apigee Corp. *(c)	7,000	56,350
Aspen Technology, Inc. *	123,199	5,467,572
AVG Technologies N.V. *	58,258	1,674,335
Bankrate, Inc. *	98,300	896,496
Barracuda Networks, Inc. *	11,600	318,304
Bazaarvoice, Inc. *	68,500	386,340
Benefitfocus, Inc. *(c)	10,590	394,372
Blackbaud, Inc.	68,569	4,193,680
Blackhawk Network Holdings, Inc. *	80,202	3,683,678
Blucora, Inc. *	63,100	894,127
Bottomline Technologies de, Inc. *	56,700	1,556,982
Box, Inc., Class A *(c)	20,500	334,765
Brightcove, Inc. *	49,900	272,953
BroadSoft, Inc. *	42,200	1,473,624
CACI International, Inc., Class A *	35,158	2,887,526
    15

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Callidus Software, Inc. *	86,000	1,427,600
Carbonite, Inc. *	26,000	310,440
Cardtronics, Inc. *	69,100	2,561,537
Care.com, Inc. *(c)	9,800	58,800
Cass Information Systems, Inc.	17,640	927,864
ChannelAdvisor Corp. *	30,400	306,736
Ciber, Inc. *	120,800	399,848
Cimpress N.V. *	47,200	3,045,816
Code Rebel Corp. *(c)	2,500	17,350
CommVault Systems, Inc. *	64,547	2,418,576
comScore, Inc. *	50,800	2,971,800
Comverse, Inc. *	32,070	650,059
Constant Contact, Inc. *	46,785	1,208,924
Convergys Corp.	148,900	3,738,879
Cornerstone OnDemand, Inc. *	82,700	2,982,162
Coupons.com, Inc. *(c)	85,832	835,145
CSG Systems International, Inc.	51,100	1,589,210
Cvent, Inc. *	31,500	847,980
Cyan, Inc. *	39,400	224,580
Datalink Corp. *	27,300	185,094
Dealertrack Technologies, Inc. *	81,064	5,031,642
Demandware, Inc. *	50,610	3,824,092
DHI Group, Inc. *	53,000	422,410
Digimarc Corp. *	10,300	409,322
Digital Turbine, Inc. *(c)	65,944	160,244
EarthLink Holdings Corp.	147,381	1,081,776
Ebix, Inc. (c)	38,300	1,186,917
Ellie Mae, Inc. *	41,700	3,271,365
Endurance International Group Holdings, Inc. *(c)	82,802	1,673,428
EnerNOC, Inc. *	42,000	345,660
Envestnet, Inc. *	50,000	2,264,500
EPAM Systems, Inc. *	70,783	5,245,728
Epiq Systems, Inc.	48,100	796,055
ePlus, Inc. *	9,200	707,572
Euronet Worldwide, Inc. *	74,582	5,108,867
EVERTEC, Inc.	96,400	1,814,248
Everyday Health, Inc. *	26,939	319,766
ExlService Holdings, Inc. *	46,692	1,810,249
Fair Isaac Corp.	44,341	4,021,285
Five9, Inc. *	15,000	70,650
Fleetmatics Group plc *	54,800	2,623,276
Forrester Research, Inc.	16,017	501,012
Gigamon, Inc. *	39,600	1,064,448
Global Cash Access Holdings, Inc. *	103,300	521,665
Globant S.A. *(c)	21,151	672,602
Glu Mobile, Inc. *	170,358	999,150
Gogo, Inc. *(c)	82,000	1,494,860
GrubHub, Inc. *	106,576	3,379,525
GTT Communications, Inc. *	32,943	765,266
Guidance Software, Inc. *	31,700	319,219
Guidewire Software, Inc. *	103,927	6,136,889
Heartland Payment Systems, Inc.	53,800	3,351,740
Hortonworks, Inc. *	12,500	303,250
HubSpot, Inc. *	29,889	1,612,511
Imperva, Inc. *	39,742	2,611,049
Infoblox, Inc. *	86,300	2,028,050
Interactive Intelligence Group, Inc. *	23,473	973,191
Internap Corp. *	96,000	884,160
Intralinks Holdings, Inc. *	61,600	699,776
j2 Global, Inc.	71,228	5,014,451
Jive Software, Inc. *	82,300	388,456
Security	Number of Shares	Value ($)
Limelight Networks, Inc. *	90,900	342,693
Lionbridge Technologies, Inc. *	99,900	587,412
Liquidity Services, Inc. *	35,400	317,892
LivePerson, Inc. *	78,700	756,307
LogMeIn, Inc. *	35,600	2,619,448
Luxoft Holding, Inc. *	26,670	1,673,809
Manhattan Associates, Inc. *	106,688	6,915,516
ManTech International Corp., Class A	34,500	1,028,445
Marchex, Inc., Class B	48,200	221,720
Marin Software, Inc. *	38,600	215,774
Marketo, Inc. *	48,089	1,462,386
MAXIMUS, Inc.	96,117	6,556,141
MaxPoint Interactive, Inc. *	7,439	65,984
Mentor Graphics Corp.	149,167	3,891,767
MicroStrategy, Inc., Class A *	13,462	2,744,229
Millennial Media, Inc. *	110,600	190,232
MobileIron, Inc. *(c)	48,436	277,054
Model N, Inc. *	28,300	321,488
ModusLink Global Solutions, Inc. *	58,700	190,775
MoneyGram International, Inc. *	42,800	436,560
Monotype Imaging Holdings, Inc.	58,600	1,460,898
Monster Worldwide, Inc. *	133,500	941,175
NetScout Systems, Inc. *	138,200	5,511,416
NeuStar, Inc., Class A *(c)	83,179	2,567,736
New Relic, Inc. *	10,300	358,440
NIC, Inc.	96,800	1,746,272
OPOWER, Inc. *	34,311	344,826
Park City Group, Inc. *(c)	14,000	183,540
Paycom Software, Inc. *	44,407	1,421,024
Paylocity Holding Corp. *	21,145	759,528
Pegasystems, Inc.	53,200	1,441,188
Perficient, Inc. *	49,897	809,828
PFSweb, Inc. *	10,023	126,490
Progress Software Corp. *	74,620	2,214,722
Proofpoint, Inc. *	59,700	3,862,590
PROS Holdings, Inc. *	34,000	743,580
Q2 Holdings, Inc. *	25,893	704,031
QAD, Inc., Class A	14,100	376,329
Qlik Technologies, Inc. *	137,121	5,547,916
Qualys, Inc. *	35,526	1,313,041
QuinStreet, Inc. *	44,900	261,318
RealNetworks, Inc. *	52,657	246,435
RealPage, Inc. *	76,600	1,470,720
Reis, Inc.	11,900	291,074
RetailMeNot, Inc. *	53,000	802,950
Rocket Fuel, Inc. *	26,900	204,978
Rovi Corp. *	123,836	1,360,958
Sapiens International Corp. N.V. (c)	43,366	465,317
Science Applications International Corp.	67,484	3,622,541
SciQuest, Inc. *	48,200	573,098
Seachange International, Inc. *	46,700	321,763
ServiceSource International, Inc. *	105,500	559,150
Shutterstock, Inc. *(c)	26,860	1,435,130
Silver Spring Networks, Inc. *	51,400	575,680
SPS Commerce, Inc. *	25,500	1,839,825
Stamps.com, Inc. *	21,700	1,488,620
Sykes Enterprises, Inc. *	60,293	1,469,943
Synchronoss Technologies, Inc. *	58,562	2,799,264
Syntel, Inc. *	45,800	2,001,002
16

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Take-Two Interactive Software, Inc. *	125,312	3,957,353
Tangoe, Inc. *	56,800	625,936
TechTarget, Inc. *	31,700	274,522
TeleCommunication Systems, Inc., Class A *	67,800	248,826
Telenav, Inc. *	40,000	280,000
TeleTech Holdings, Inc.	27,200	737,936
Textura, Corp. *	27,400	794,600
The Hackett Group, Inc.	40,800	522,240
The Rubicon Project, Inc. *	33,761	588,454
TiVo, Inc. *	150,203	1,496,022
Travelzoo, Inc. *	9,800	87,612
TrueCar, Inc. *(c)	68,759	448,309
TubeMogul, Inc. *	18,888	266,887
Tyler Technologies, Inc. *	49,952	6,970,302
Unisys Corp. *	77,550	1,230,718
United Online, Inc. *	18,164	252,480
Varonis Systems, Inc. *	7,900	164,241
VASCO Data Security International, Inc. *(c)	45,900	935,901
Verint Systems, Inc. *	88,060	5,126,853
VirnetX Holding Corp. *(c)	65,700	304,191
Virtusa Corp. *	42,600	2,042,244
Web.com Group, Inc. *	59,100	1,470,999
WebMD Health Corp. *	58,570	2,552,481
Wix.com Ltd. *	26,100	730,800
Workiva, Inc. *	14,300	208,637
XO Group, Inc. *	39,800	590,234
Xoom Corp. *	45,400	1,128,190
Yodlee, Inc. *	25,168	316,110
Zendesk, Inc. *	73,694	1,520,307
Zix Corp. *	88,900	433,832
		256,539,015
Technology Hardware & Equipment 4.5%
ADTRAN, Inc.	82,800	1,366,200
Aerohive Networks, Inc. *(c)	31,800	246,450
Agilysys, Inc. *	24,000	203,280
Alliance Fiber Optic Products, Inc.	16,400	329,148
Anixter International, Inc. *	42,024	2,782,409
Applied Optoelectronics, Inc. *	21,700	422,065
Avid Technology, Inc. *	44,342	543,633
AVX Corp.	63,154	850,684
Badger Meter, Inc.	21,940	1,290,511
Bel Fuse, Inc., Class B	14,100	311,328
Belden, Inc.	60,908	3,607,581
Benchmark Electronics, Inc. *	81,294	1,793,346
Black Box Corp.	24,092	377,281
CalAmp Corp. *	53,500	915,385
Calix, Inc. *	58,800	495,684
Checkpoint Systems, Inc.	61,644	538,768
Ciena Corp. *	166,220	4,230,299
Clearfield, Inc. *(c)	16,700	328,656
Coherent, Inc. *	34,489	1,998,637
Comtech Telecommunications Corp.	25,300	728,893
Control4 Corp. *(c)	16,800	139,440
Cray, Inc. *	59,800	1,551,212
CTS Corp.	52,200	980,838
Daktronics, Inc.	59,300	677,799
Security	Number of Shares	Value ($)
Diebold, Inc.	92,533	3,150,749
Digi International, Inc. *	33,900	343,068
Dot Hill Systems Corp. *	88,000	556,160
DTS, Inc. *	24,942	710,598
Eastman Kodak Co. *	25,900	353,017
Electro Rent Corp.	25,200	253,260
Electronics for Imaging, Inc. *	66,288	3,029,362
EMCORE Corp. *	34,290	212,255
Extreme Networks, Inc. *	135,200	313,664
Fabrinet *	51,500	955,840
FARO Technologies, Inc. *	25,200	1,106,028
FEI Co.	59,214	5,090,627
Finisar Corp. *	157,500	2,742,075
GSI Group, Inc. *	48,200	682,994
Harmonic, Inc. *	133,500	802,335
II-VI, Inc. *	76,900	1,307,300
Imation Corp. *	38,856	159,310
Immersion Corp. *	46,379	636,320
Infinera Corp. *	188,004	4,500,816
Insight Enterprises, Inc. *	60,100	1,622,099
InterDigital, Inc.	54,600	2,952,222
InvenSense, Inc. *(c)	113,500	1,486,850
Itron, Inc. *	53,869	1,736,198
Ixia *	90,364	1,192,805
Kimball Electronics, Inc. *	38,700	518,967
Knowles Corp. *(c)	127,197	2,423,103
KVH Industries, Inc. *	30,800	378,224
Littelfuse, Inc.	33,200	3,054,400
Mercury Systems, Inc. *	54,201	763,692
Mesa Laboratories, Inc.	3,600	372,744
Methode Electronics, Inc.	56,300	1,510,529
MTS Systems Corp.	21,775	1,406,883
Multi-Fineline Electronix, Inc. *	12,100	216,106
NETGEAR, Inc. *	54,000	1,808,460
Newport Corp. *	57,700	913,968
Nimble Storage, Inc. *(c)	71,477	1,974,195
Novatel Wireless, Inc. *	52,496	129,665
Oclaro, Inc. *(c)	137,300	315,790
OSI Systems, Inc. *	29,900	2,098,382
Park Electrochemical Corp.	32,946	581,826
PC Connection, Inc.	17,700	392,763
Plantronics, Inc.	55,830	3,242,606
Plexus Corp. *	52,362	1,997,087
Polycom, Inc. *	202,700	2,306,726
QLogic Corp. *	127,468	1,130,641
Quantum Corp. *	324,083	343,528
RealD, Inc. *	60,400	758,020
Rofin-Sinar Technologies, Inc. *	40,036	998,498
Rogers Corp. *	27,867	1,559,716
Ruckus Wireless, Inc. *	108,800	1,341,504
Sanmina Corp. *	120,600	2,661,642
ScanSource, Inc. *	44,805	1,694,973
ShoreTel, Inc. *	105,257	746,272
Silicon Graphics International Corp. *	53,400	272,874
Sonus Networks, Inc. *	72,111	581,936
Stratasys Ltd. *(c)	72,806	2,237,328
Super Micro Computer, Inc. *	55,826	1,488,879
SYNNEX Corp.	41,800	3,161,334
Tech Data Corp. *	52,467	3,060,400
TTM Technologies, Inc. *	91,192	832,583
Ubiquiti Networks, Inc. (c)	44,472	1,432,888
    17

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Universal Display Corp. *	57,952	2,764,890
ViaSat, Inc. *	63,319	3,925,778
Violin Memory, Inc. *(c)	117,600	277,536
Vishay Intertechnology, Inc.	191,528	2,198,741
Vishay Precision Group, Inc. *	16,500	230,340
		122,711,896
Telecommunication Services 0.8%
8x8, Inc. *	127,000	1,106,170
Atlantic Tele-Network, Inc.	15,200	1,075,248
Boingo Wireless, Inc. *	37,100	360,983
Cincinnati Bell, Inc. *	303,745	1,187,643
Cogent Communications Holdings, Inc.	71,600	2,276,164
Consolidated Communications Holdings, Inc.	76,274	1,520,141
FairPoint Communications, Inc. *	28,900	480,318
General Communication, Inc., Class A *	50,300	925,520
Globalstar, Inc. *(c)	676,989	1,401,367
Hawaiian Telcom Holdco, Inc. *	16,213	403,704
IDT Corp., Class B	31,300	532,726
inContact, Inc. *	101,000	937,280
Inteliquent, Inc.	54,500	991,900
Intelsat S.A. *	40,100	381,351
Iridium Communications, Inc. *	116,700	865,914
Lumos Networks Corp.	25,400	354,584
NTELOS Holdings Corp. *	26,050	166,459
ORBCOMM, Inc. *	82,700	509,432
Pacific DataVision, Inc. *(c)	17,805	520,618
Premiere Global Services, Inc. *	70,000	755,300
RingCentral, Inc., Class A *	71,968	1,417,770
Shenandoah Telecommunications Co.	34,800	1,196,424
Spok Holdings, Inc.	36,600	612,318
Straight Path Communications, Inc., Class B *(c)	12,615	297,336
Vonage Holdings Corp. *	260,200	1,662,678
Windstream Holdings, Inc. (c)	141,164	684,645
		22,623,993
Transportation 1.8%
Air Transport Services Group, Inc. *	72,100	746,235
Allegiant Travel Co.	19,681	4,186,739
ArcBest Corp.	40,572	1,340,905
Atlas Air Worldwide Holdings, Inc. *	37,400	1,838,210
Celadon Group, Inc.	39,100	848,470
Con-way, Inc.	82,326	3,193,426
Covenant Transport Group, Inc., Class A *	15,994	377,618
Eagle Bulk Shipping, Inc. *	29,680	256,435
Echo Global Logistics, Inc. *	45,275	1,462,382
Forward Air Corp.	45,682	2,217,861
Golden Ocean Group Ltd. (c)	112,200	436,458
Hawaiian Holdings, Inc. *	66,000	1,433,520
Heartland Express, Inc.	79,800	1,702,134
Hub Group, Inc., Class A *	50,998	2,148,546
Knight Transportation, Inc.	88,400	2,390,336
Marten Transport Ltd.	42,465	823,396
Matson, Inc.	64,831	2,685,300
Security	Number of Shares	Value ($)
Navios Maritime Holdings, Inc.	116,400	430,680
P.A.M. Transportation Services, Inc. *	4,000	210,400
Park-Ohio Holdings Corp.	13,600	610,776
Quality Distribution, Inc. *	40,200	639,582
Radiant Logistics, Inc. *	36,754	233,388
Republic Airways Holdings, Inc. *	74,100	373,464
Roadrunner Transportation Systems, Inc. *	40,900	1,070,762
Safe Bulkers, Inc.	57,100	196,424
Saia, Inc. *	37,900	1,645,618
Scorpio Bulkers, Inc. *	387,400	701,194
SkyWest, Inc.	73,612	1,219,015
Swift Transportation Co. *	130,000	3,096,600
Ultrapetrol Bahamas Ltd. *	33,800	26,519
Universal Truckload Services, Inc.	11,747	248,214
USA Truck, Inc. *	9,200	179,952
UTi Worldwide, Inc. *	137,300	1,153,320
Virgin America, Inc. *(c)	34,588	1,153,164
Werner Enterprises, Inc.	70,449	1,989,480
Wesco Aircraft Holdings, Inc. *	88,900	1,279,271
XPO Logistics, Inc. *	101,602	4,404,447
YRC Worldwide, Inc. *	47,200	910,960
		49,861,201
Utilities 3.4%
Abengoa Yield plc	67,884	1,722,896
ALLETE, Inc.	69,499	3,356,107
American States Water Co.	55,800	2,151,090
Artesian Resources Corp., Class A	10,500	226,485
Atlantic Power Corp. (c)	217,000	540,330
Avista Corp.	90,630	2,992,602
Black Hills Corp.	65,398	2,724,481
California Water Service Group	71,574	1,540,988
Chesapeake Utilities Corp.	20,700	1,064,394
Cleco Corp.	87,900	4,784,397
Connecticut Water Service, Inc.	15,000	510,600
Consolidated Water Co., Ltd.	15,876	192,100
Dynegy, Inc. *	183,800	4,787,990
El Paso Electric Co.	60,303	2,196,838
Genie Energy Ltd., Class B *	16,911	175,029
IDACORP, Inc.	76,043	4,723,031
MGE Energy, Inc.	50,940	2,021,299
Middlesex Water Co.	25,485	579,529
New Jersey Resources Corp.	126,700	3,661,630
Northwest Natural Gas Co.	39,895	1,727,054
NorthWestern Corp.	70,069	3,772,515
NRG Yield, Inc., Class A (c)	48,533	956,585
NRG Yield, Inc., Class C	91,524	1,765,498
ONE Gas, Inc.	76,300	3,435,789
Ormat Technologies, Inc.	51,273	2,085,786
Otter Tail Corp.	54,253	1,406,238
Pattern Energy Group, Inc.	74,600	1,822,478
Piedmont Natural Gas Co., Inc.	117,906	4,481,607
PNM Resources, Inc.	118,200	3,118,116
Portland General Electric Co.	111,408	4,011,802
SJW Corp.	24,600	734,310
South Jersey Industries, Inc.	101,320	2,455,997
Southwest Gas Corp.	68,596	3,864,699
Spark Energy, Inc., Class A (c)	6,900	109,503
Talen Energy Corp. *	118,347	1,861,598
18

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
The Empire District Electric Co.	62,100	1,428,921
The Laclede Group, Inc.	61,471	3,326,196
The York Water Co.	26,600	567,644
UIL Holdings Corp.	84,010	4,027,439
Unitil Corp.	22,100	785,655
Vivint Solar, Inc. *(c)	27,000	412,020
WGL Holdings, Inc.	71,533	3,998,695
		92,107,961
Total Common Stock
(Cost $1,942,751,665)		2,717,727,444

Rights 0.0% of net assets
Automobiles & Components 0.0%
Furiex Pharmaceuticals CVR *(a)(b)	11,000	107,470
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Omthera Pharmaceutical CVR *(a)(b)	8,400	—
Telecommunication Services 0.0%
Leap Wireless CVR *(a)(b)	84,700	213,444
Total Rights
(Cost $320,914)		320,914

Warrants 0.0% of net assets
Energy 0.0%
Magnum Hunter Resources Corp. *(a)(b)	24,500	—
Total Warrants
(Cost $—)		—

Other Investment Company 4.8% of net assets
Securities Lending Collateral 4.8%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (d)	131,748,398	131,748,398
Total Other Investment Company
(Cost $131,748,398)		131,748,398
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.6% of net assets
Time Deposit 0.6%
Wells Fargo
0.03%, 08/03/15	14,263,273	14,263,273
Total Short-Term Investment
(Cost $14,263,273)		14,263,273

End of Investments.

At 07/31/15, the tax basis cost of the fund's investments was $2,091,750,853 and the unrealized appreciation and depreciation were $960,395,248 and ($188,086,072), respectively, with a net unrealized appreciation of $772,309,176.
*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $320,914 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $127,919,674.
(d)	The rate shown is the 7-day yield.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 07/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 09/18/15	125	15,440,000	(68,540)
    19

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2015:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$2,717,727,444	$—	$—	$2,717,727,444
Rights [1]	—	—	320,914	320,914
Warrants [1]	—	—	—	—
Other Investment Company[1]	131,748,398	—	—	131,748,398
Short-Term Investment[1]	—	14,263,273	—	14,263,273
Total	$2,849,475,842	$14,263,273	$320,914	$2,864,060,029
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($68,540)	$—	$—	($68,540)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2014	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of July 31, 2015
Rights	$320,914	$—	$—	$—	$—	$—	$—	$320,914
Total	$320,914	$—	$—	$—	$—	$—	$—	$320,914
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2015.
20

Schwab Capital Trust
Schwab Total Stock Market Index Fund®
Portfolio Holdings  as of July 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.0%	Common Stock	2,799,103,709	4,519,581,813
0.0%	Rights	32,983	32,760
0.0%	Warrants	—	—
0.6%	Other Investment Company	28,598,044	28,598,044
0.8%	Short-Term Investment	38,551,408	38,551,408
100.4%	Total Investments	2,866,286,144	4,586,764,025
(0.4%)	Other Assets and Liabilities, Net		(20,185,237)
100.0%	Net Assets		4,566,578,788

Security	Number of Shares	Value ($)
Common Stock 99.0% of net assets
Automobiles & Components 1.1%
American Axle & Manufacturing Holdings, Inc. *	13,400	267,732
Autoliv, Inc. (c)	20,500	2,156,600
BorgWarner, Inc.	44,800	2,227,008
Cooper Tire & Rubber Co.	8,900	293,077
Cooper-Standard Holding, Inc. *	2,500	160,750
Dana Holding Corp.	35,200	653,312
Delphi Automotive plc	55,685	4,347,885
Dorman Products, Inc. *	5,000	263,900
Drew Industries, Inc.	5,400	316,764
Federal-Mogul Holdings Corp. *	22,200	248,640
Ford Motor Co.	775,940	11,507,190
General Motors Co.	258,785	8,154,315
Gentex Corp.	59,600	958,368
Gentherm, Inc. *	5,307	267,101
Harley-Davidson, Inc.	45,993	2,681,392
Horizon Global Corp. *	3,717	46,537
Johnson Controls, Inc.	123,800	5,640,328
Lear Corp.	14,000	1,456,980
Modine Manufacturing Co. *	12,100	122,573
Remy International, Inc.	2,946	87,202
Standard Motor Products, Inc.	7,500	274,275
Stoneridge, Inc. *	13,100	159,427
Strattec Security Corp.	1,500	105,435
Tenneco, Inc. *	10,080	502,085
Tesla Motors, Inc. *	19,170	5,102,095
The Goodyear Tire & Rubber Co.	60,637	1,826,993
Thor Industries, Inc.	7,500	419,100
Tower International, Inc. *	5,564	145,387
Security	Number of Shares	Value ($)
Visteon Corp. *	8,000	796,240
Winnebago Industries, Inc.	7,400	165,242
		51,353,933
Banks 6.3%
1st Source Corp.	5,528	187,897
Ameris Bancorp	6,348	171,459
Arrow Financial Corp.	3,457	95,206
Associated Banc-Corp.	25,000	492,750
Astoria Financial Corp.	19,300	291,816
BancFirst Corp.	2,300	146,303
BancorpSouth, Inc.	16,112	407,150
Bank Mutual Corp.	18,268	132,808
Bank of America Corp.	2,055,501	36,752,358
Bank of Hawaii Corp.	10,000	674,700
Bank of the Ozarks, Inc.	11,200	494,144
BankUnited, Inc.	19,696	719,298
Banner Corp.	5,571	265,514
BB&T Corp.	149,358	6,014,647
BBCN Bancorp, Inc.	19,100	293,185
Beneficial Bancorp, Inc. *	9,899	127,301
Berkshire Hills Bancorp, Inc.	8,000	232,800
BNC Bancorp	11,012	247,990
BofI Holding, Inc. *	2,100	257,985
BOK Financial Corp.	3,740	248,560
Boston Private Financial Holdings, Inc.	20,729	260,771
Brookline Bancorp, Inc.	11,705	131,915
Bryn Mawr Bank Corp.	3,400	98,056
Camden National Corp.	2,500	100,650
Capital Bank Financial Corp., Class A *	10,300	308,691
Capital City Bank Group, Inc.	6,875	106,150
Capitol Federal Financial, Inc.	21,963	263,995
Cardinal Financial Corp.	3,700	86,432
Cathay General Bancorp	16,006	513,953
CenterState Banks, Inc.	17,590	245,205
Central Pacific Financial Corp.	10,269	239,165
Century Bancorp, Inc., Class A	800	33,320
Chemical Financial Corp.	8,683	286,105
CIT Group, Inc.	38,200	1,796,928
Citigroup, Inc.	593,989	34,724,597
Citizens Financial Group, Inc.	54,900	1,431,243
City Holding Co.	4,800	231,456
City National Corp.	10,300	926,073
Columbia Banking System, Inc.	9,951	326,293
Comerica, Inc.	39,159	1,857,311
Commerce Bancshares, Inc.	13,579	639,435
Community Bank System, Inc.	10,700	409,061
Community Trust Bancorp, Inc.	2,735	95,752
Cullen/Frost Bankers, Inc.	9,100	659,295
CVB Financial Corp.	19,411	343,769
Dime Community Bancshares, Inc.	6,875	116,875
Eagle Bancorp, Inc. *	5,760	255,744
East West Bancorp, Inc.	29,100	1,302,516

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Essent Group Ltd. *	14,900	436,123
EverBank Financial Corp.	15,400	307,076
F.N.B. Corp.	31,061	428,331
Fifth Third Bancorp	166,314	3,504,236
First BanCorp (Puerto Rico) *	56,579	243,855
First Busey Corp.	20,200	128,674
First Citizens BancShares, Inc., Class A	1,900	487,046
First Commonwealth Financial Corp.	24,904	229,117
First Financial Bancorp	10,339	196,544
First Financial Bankshares, Inc. (c)	8,200	278,636
First Financial Corp.	2,600	86,268
First Horizon National Corp.	45,216	716,674
First Interstate BancSystem, Inc., Class A	8,900	246,797
First Merchants Corp.	9,041	235,337
First Midwest Bancorp, Inc.	15,825	297,035
First Niagara Financial Group, Inc.	58,465	567,695
First Republic Bank	28,724	1,832,304
First United Corp. *	2,200	18,524
FirstMerit Corp.	27,289	511,396
Flagstar Bancorp, Inc. *	8,060	163,618
Flushing Financial Corp.	6,800	141,168
Fulton Financial Corp.	28,262	366,276
Glacier Bancorp, Inc.	10,497	294,966
Great Southern Bancorp, Inc.	3,400	141,100
Hancock Holding Co.	12,344	360,692
Hanmi Financial Corp.	7,000	177,170
Heartland Financial USA, Inc.	2,500	94,200
Heritage Financial Corp.	6,135	108,590
Hilltop Holdings, Inc. *	14,975	315,224
Home BancShares, Inc.	11,500	457,930
Hudson City Bancorp, Inc.	106,731	1,100,397
Huntington Bancshares, Inc.	177,099	2,066,745
IBERIABANK Corp.	6,075	392,141
Independent Bank Corp., Massachusetts	5,700	275,652
Independent Bank Corp., Michigan	431	6,146
International Bancshares Corp.	13,484	363,124
Investors Bancorp, Inc.	58,997	718,583
JPMorgan Chase & Co.	724,963	49,681,714
Kearny Financial Corp. *	12,423	138,516
KeyCorp	192,190	2,852,100
Lakeland Financial Corp.	3,700	157,398
LegacyTexas Financial Group, Inc.	8,700	264,393
LendingTree, Inc. *	4,444	368,496
M&T Bank Corp.	26,666	3,497,246
MainSource Financial Group, Inc.	5,535	121,161
MB Financial, Inc.	13,857	472,524
Merchants Bancshares, Inc.	3,650	115,340
MGIC Investment Corp. *	62,600	692,982
MutualFirst Financial, Inc.	2,000	47,240
National Bank Holdings Corp., Class A	12,800	276,992
National Penn Bancshares, Inc.	32,675	350,276
Nationstar Mortgage Holdings, Inc. *(c)	10,200	189,210
NBT Bancorp, Inc.	11,500	310,845
New York Community Bancorp, Inc.	94,285	1,794,244
Northfield Bancorp, Inc.	15,765	237,421
Northrim BanCorp, Inc.	4,281	108,266
Northwest Bancshares, Inc.	19,350	245,551
Security	Number of Shares	Value ($)
OceanFirst Financial Corp.	7,150	125,340
Ocwen Financial Corp. *(c)	18,620	156,967
OFG Bancorp	8,163	65,794
Old National Bancorp	16,800	241,752
Oritani Financial Corp.	6,000	94,260
PacWest Bancorp	19,833	918,070
Park National Corp.	4,845	424,422
People's United Financial, Inc.	79,087	1,286,745
Peoples Financial Corp. *	3,000	28,770
Pinnacle Financial Partners, Inc.	6,475	343,758
Popular, Inc. *	19,720	603,826
Premier Financial Bancorp, Inc.	2,645	39,966
PrivateBancorp, Inc.	13,000	537,420
Prosperity Bancshares, Inc.	11,300	616,867
Provident Financial Holdings, Inc.	4,350	69,992
Provident Financial Services, Inc.	14,017	275,014
Radian Group, Inc.	34,300	633,178
Regions Financial Corp.	273,873	2,845,540
Renasant Corp.	8,910	286,456
Republic Bancorp, Inc., Class A	6,521	164,003
S&T Bancorp, Inc.	4,400	136,048
Sandy Spring Bancorp, Inc.	5,900	161,306
Seacoast Banking Corp of Florida *	3,936	58,843
Shore Bancshares, Inc. *	1,250	11,788
Signature Bank *	11,500	1,674,285
Simmons First National Corp., Class A	4,000	181,800
South State Corp.	5,584	433,988
Southside Bancshares, Inc.	4,978	135,999
Southwest Bancorp, Inc.	7,800	136,734
State Bank Financial Corp.	6,200	125,550
Sterling Bancorp	19,185	285,665
Stock Yards Bancorp, Inc.	3,670	135,276
Suffolk Bancorp	4,600	132,572
Sun Bancorp, Inc. *	3,863	80,698
SunTrust Banks, Inc.	106,857	4,738,039
Susquehanna Bancshares, Inc.	27,568	391,466
SVB Financial Group *	11,800	1,688,580
Synovus Financial Corp.	22,042	694,764
TCF Financial Corp.	32,100	528,366
Texas Capital Bancshares, Inc. *	7,800	459,732
TFS Financial Corp.	19,500	328,770
The First of Long Island Corp.	6,000	163,440
The PNC Financial Services Group, Inc.	102,842	10,097,028
Timberland Bancorp, Inc.	2,000	21,380
Tompkins Financial Corp.	4,024	217,497
Towne Bank	3,800	67,070
TriCo Bancshares	5,682	140,857
TrustCo Bank Corp.	20,657	128,693
Trustmark Corp.	14,762	354,878
U.S. Bancorp	350,537	15,847,778
UMB Financial Corp.	7,774	426,171
Umpqua Holdings Corp.	51,951	921,611
Union Bankshares Corp.	12,893	318,199
United Bankshares, Inc.	12,300	498,519
United Community Banks, Inc.	11,678	243,720
United Financial Bancorp, Inc.	14,699	198,290
Valley National Bancorp	77,242	766,241
Walker & Dunlop, Inc. *	9,700	232,315
Washington Federal, Inc.	14,942	347,850
Washington Trust Bancorp, Inc.	3,600	143,172

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Webster Financial Corp.	15,963	617,130
Wells Fargo & Co.	918,413	53,148,560
WesBanco, Inc.	7,756	257,654
Westamerica Bancorp	5,200	254,696
Western Alliance Bancorp *	16,600	561,578
Wilshire Bancorp, Inc.	9,900	115,038
Wintrust Financial Corp.	8,900	479,888
WSFS Financial Corp.	6,000	172,260
Zions Bancorp	35,725	1,114,263
		286,396,117
Capital Goods 7.3%
3M Co.	122,357	18,517,508
A.O. Smith Corp.	17,500	1,256,850
AAON, Inc.	10,279	228,091
AAR Corp.	8,400	226,380
Actuant Corp., Class A	10,280	237,057
Acuity Brands, Inc.	7,500	1,508,925
AECOM *	31,725	978,082
Aegion Corp. *	4,300	85,011
Aerojet Rocketdyne Holdings, Inc. *	11,600	271,556
Aerovironment, Inc. *	4,200	109,452
AGCO Corp.	15,462	850,565
Air Lease Corp.	17,400	615,090
Aircastle Ltd.	14,100	339,387
Alamo Group, Inc.	2,500	131,350
Albany International Corp., Class A	6,718	250,044
Allegion plc	17,433	1,102,114
Allison Transmission Holdings, Inc.	28,555	833,235
Altra Industrial Motion Corp.	4,300	109,220
American Railcar Industries, Inc. (c)	4,500	179,775
American Science & Engineering, Inc.	2,000	89,380
American Superconductor Corp. *	520	2,600
American Woodmark Corp. *	4,000	263,040
AMETEK, Inc.	50,659	2,687,460
Apogee Enterprises, Inc.	6,600	364,188
Applied Industrial Technologies, Inc.	6,525	252,061
Armstrong World Industries, Inc. *	8,495	496,957
Astec Industries, Inc.	5,700	224,067
Astronics Corp. *	2,550	158,100
AZZ, Inc.	5,700	294,975
B/E Aerospace, Inc.	22,900	1,115,459
Babcock & Wilcox Enterprises, Inc. *	8,700	171,564
Barnes Group, Inc.	11,200	436,016
Beacon Roofing Supply, Inc. *	6,600	231,000
Blount International, Inc. *	15,900	132,924
Breeze-Eastern Corp. *	500	6,150
Briggs & Stratton Corp.	11,400	210,672
Builders FirstSource, Inc. *	17,100	257,184
BWX Technologies, Inc.	17,400	427,344
Carlisle Cos., Inc.	15,000	1,518,900
Caterpillar, Inc.	118,269	9,299,491
Chart Industries, Inc. *	4,400	120,120
Chicago Bridge & Iron Co., N.V.	17,800	945,892
CIRCOR International, Inc.	3,750	179,362
CLARCOR, Inc.	14,800	890,516
Colfax Corp. *	16,400	625,496
Columbus McKinnon Corp.	4,300	100,878
Comfort Systems USA, Inc.	7,700	212,828
Crane Co.	8,000	425,600
Security	Number of Shares	Value ($)
Cubic Corp.	4,500	199,665
Cummins, Inc.	32,400	4,196,772
Curtiss-Wright Corp.	9,100	613,067
Danaher Corp.	118,374	10,838,323
Deere & Co.	68,454	6,473,695
DigitalGlobe, Inc. *	12,322	260,980
Donaldson Co., Inc.	22,100	742,560
Dover Corp.	29,661	1,900,380
Ducommun, Inc. *	3,200	76,640
DXP Enterprises, Inc. *	1,700	62,390
Dycom Industries, Inc. *	5,300	350,118
Dynamic Materials Corp.	6,800	76,704
Eaton Corp. plc	93,777	5,681,011
EMCOR Group, Inc.	12,700	607,441
Emerson Electric Co.	135,608	7,017,714
Encore Wire Corp.	4,600	157,918
EnerSys	7,500	468,375
Engility Holdings, Inc.	4,116	90,182
EnPro Industries, Inc.	4,900	248,332
ESCO Technologies, Inc.	3,900	148,473
Esterline Technologies Corp. *	5,900	523,094
Fastenal Co.	56,432	2,362,244
Federal Signal Corp.	12,800	191,488
Flowserve Corp.	27,700	1,301,623
Fluor Corp.	28,519	1,333,263
Fortune Brands Home & Security, Inc.	35,900	1,714,225
Franklin Electric Co., Inc.	9,700	279,942
FreightCar America, Inc.	2,500	48,150
FuelCell Energy, Inc. *(c)	29,400	24,749
Furmanite Corp. *	7,200	46,944
GATX Corp.	8,900	472,056
Generac Holdings, Inc. *	12,500	438,375
General Cable Corp.	6,700	109,344
General Dynamics Corp.	59,500	8,872,045
General Electric Co.	1,970,012	51,417,313
Gibraltar Industries, Inc. *	6,300	120,582
Graco, Inc.	10,812	772,950
GrafTech International Ltd. *	16,600	83,498
Granite Construction, Inc.	8,150	277,263
Great Lakes Dredge & Dock Corp. *	11,600	58,812
Griffon Corp.	15,100	260,324
H&E Equipment Services, Inc.	6,800	121,992
Hardinge, Inc.	4,800	40,800
Harsco Corp.	11,300	155,262
HD Supply Holdings, Inc. *	34,600	1,238,680
HEICO Corp.	15,175	832,045
Hexcel Corp.	16,400	850,996
Hillenbrand, Inc.	17,800	504,808
Honeywell International, Inc.	152,480	16,018,024
Hubbell, Inc., Class B	11,300	1,179,833
Huntington Ingalls Industries, Inc.	10,672	1,253,000
Hyster-Yale Materials Handling, Inc.	2,300	155,641
IDEX Corp.	19,025	1,446,471
Illinois Tool Works, Inc.	69,000	6,173,430
Ingersoll-Rand plc	51,700	3,174,380
Integrated Electrical Services, Inc. *	5,105	34,255
ITT Corp.	15,000	570,000
Jacobs Engineering Group, Inc. *	21,700	914,004
John Bean Technologies Corp.	4,983	181,630
Joy Global, Inc.	17,550	463,495
Kadant, Inc.	3,001	136,816

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Kaman Corp.	5,700	224,979
KBR, Inc.	24,000	419,280
Kennametal, Inc.	14,700	465,843
KLX, Inc. *	9,000	353,520
Kratos Defense & Security Solutions, Inc. *	10,180	55,583
L-3 Communications Holdings, Inc.	16,200	1,870,452
L.B. Foster Co., Class A	1,400	41,090
Lawson Products, Inc. *	5,500	150,480
Layne Christensen Co. *	4,500	37,350
Lennox International, Inc.	7,471	882,101
Lincoln Electric Holdings, Inc.	13,600	823,480
Lindsay Corp. (c)	3,100	259,997
Lockheed Martin Corp.	52,035	10,776,448
Lydall, Inc. *	5,500	163,405
Magnetek, Inc. *	1,650	81,989
Masco Corp.	69,200	1,826,188
Masonite International Corp. *	4,000	276,280
MasTec, Inc. *	15,750	290,272
Meritor, Inc. *	22,600	318,208
Moog, Inc., Class A *	7,587	507,267
MRC Global, Inc. *	15,600	200,460
MSC Industrial Direct Co., Inc., Class A	8,000	570,080
Mueller Industries, Inc.	11,800	381,966
Mueller Water Products, Inc., Class A	23,139	206,631
MYR Group, Inc. *	8,500	255,340
National Presto Industries, Inc. (c)	2,900	229,564
Navistar International Corp. *	11,600	203,464
NCI Building Systems, Inc. *	14,480	187,516
NN, Inc.	1,800	41,094
Nordson Corp.	9,500	704,045
Nortek, Inc. *	3,200	261,088
Northrop Grumman Corp.	37,659	6,515,384
NOW, Inc. *	18,205	316,767
Omega Flex, Inc.	700	22,715
Orbital ATK, Inc.	11,194	794,214
Oshkosh Corp.	14,300	522,522
Owens Corning	26,800	1,201,980
PACCAR, Inc.	67,022	4,345,706
Pall Corp.	20,500	2,592,225
Parker-Hannifin Corp.	28,900	3,258,475
Pentair plc	34,885	2,121,357
Polypore International, Inc. *	10,900	655,308
Powell Industries, Inc.	2,800	83,552
Precision Castparts Corp.	28,002	5,458,150
Preformed Line Products Co.	1,000	34,460
Primoris Services Corp.	6,900	125,235
Proto Labs, Inc. *	4,800	361,776
Quanex Building Products Corp.	6,125	122,990
Quanta Services, Inc. *	46,271	1,278,005
Raven Industries, Inc.	5,600	108,808
Raytheon Co.	58,277	6,357,438
RBC Bearings, Inc. *	6,000	406,500
Regal Beloit Corp.	8,700	604,041
Rexnord Corp. *	29,900	633,880
Rockwell Automation, Inc.	28,431	3,320,172
Rockwell Collins, Inc.	24,200	2,047,804
Roper Technologies, Inc.	20,959	3,505,812
Rush Enterprises, Inc., Class A *	8,200	209,018
Sensata Technologies Holding N.V. *	34,800	1,785,936
Simpson Manufacturing Co., Inc.	6,200	222,084
Security	Number of Shares	Value ($)
Snap-on, Inc.	10,580	1,743,584
SolarCity Corp. *(c)	9,100	527,800
Spirit AeroSystems Holdings, Inc., Class A *	22,800	1,283,640
SPX Corp.	7,110	465,065
Standex International Corp.	3,000	224,520
Stanley Black & Decker, Inc.	31,713	3,345,404
Sun Hydraulics Corp.	5,600	198,352
TAL International Group, Inc. *	6,000	118,800
TASER International, Inc. *	11,800	321,196
Tecumseh Products Co. *	9,100	17,836
Teledyne Technologies, Inc. *	6,757	700,498
Tennant Co.	4,200	251,202
Terex Corp.	18,400	407,744
Textainer Group Holdings Ltd.	9,500	215,270
Textron, Inc.	61,300	2,678,810
The Boeing Co.	126,736	18,271,529
The Gorman-Rupp Co.	5,141	131,815
The Greenbrier Cos., Inc. (c)	5,800	265,350
The KEYW Holding Corp. *(c)	8,400	68,292
The Manitowoc Co., Inc.	23,200	409,944
The Middleby Corp. *	11,500	1,411,050
The Timken Co.	13,100	437,278
The Toro Co.	10,600	724,298
Thermon Group Holdings, Inc. *	9,500	229,235
Titan International, Inc.	6,925	64,680
Titan Machinery, Inc. *	3,600	50,580
TransDigm Group, Inc. *	9,400	2,127,220
Trex Co., Inc. *	5,400	244,998
TriMas Corp. *	9,293	218,385
Trinity Industries, Inc.	28,300	828,058
Triumph Group, Inc.	8,100	436,185
Tutor Perini Corp. *	7,100	148,603
United Rentals, Inc. *	18,900	1,266,111
United Technologies Corp.	162,428	16,293,153
Universal Forest Products, Inc.	4,600	292,100
USG Corp. *	16,900	523,562
Valmont Industries, Inc.	4,300	478,289
Vectrus, Inc. *	1,938	44,962
Veritiv Corp. *	1,466	54,623
Vicor Corp. *	9,900	103,059
W.W. Grainger, Inc.	12,100	2,767,391
Wabash National Corp. *	11,200	153,888
WABCO Holdings, Inc. *	10,233	1,263,469
Wabtec Corp.	19,456	1,968,753
Watsco, Inc.	4,200	538,608
Watts Water Technologies, Inc., Class A	4,000	221,840
WESCO International, Inc. *	8,100	497,016
Woodward, Inc.	10,500	518,280
Xylem, Inc.	30,500	1,053,165
		335,017,766
Commercial & Professional Supplies 1.1%
ABM Industries, Inc.	7,200	237,312
Acacia Research Corp.	15,600	146,796
ACCO Brands Corp. *	42,001	343,568
AMREP Corp. *	2,500	12,875
ARC Document Solutions, Inc. *	7,000	48,370
Brady Corp., Class A	6,400	150,528

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Casella Waste Systems, Inc., Class A *	13,300	84,455
CDI Corp.	5,500	66,605
CEB, Inc.	5,500	420,860
Cenveo, Inc. *(c)	7,300	12,775
Cintas Corp.	19,650	1,680,075
Civeo Corp.	17,200	36,808
Clean Harbors, Inc. *	9,100	450,632
Compx International, Inc.	2,000	23,560
Copart, Inc. *	27,218	980,665
Covanta Holding Corp.	26,400	521,136
CRA International, Inc. *	4,200	98,028
Deluxe Corp.	7,600	489,668
Ennis, Inc.	6,500	109,070
Equifax, Inc.	21,895	2,236,136
Essendant, Inc.	5,800	213,556
Exponent, Inc.	6,600	293,634
FTI Consulting, Inc. *	5,700	233,244
G&K Services, Inc., Class A	4,100	268,796
GP Strategies Corp. *	1,500	43,035
Healthcare Services Group, Inc.	12,656	441,821
Heidrick & Struggles International, Inc.	5,000	109,350
Herman Miller, Inc.	8,700	243,948
HNI Corp.	12,700	629,793
Hudson Global, Inc. *	3,220	7,020
Huron Consulting Group, Inc. *	5,000	382,350
ICF International, Inc. *	6,500	238,290
IHS, Inc., Class A *	15,200	1,900,456
InnerWorkings, Inc. *	7,400	55,500
Insperity, Inc.	6,800	341,904
Interface, Inc.	8,400	218,148
KAR Auction Services, Inc.	29,400	1,144,542
Kelly Services, Inc., Class A	5,700	85,158
Kforce, Inc.	7,105	166,044
Kimball International, Inc., Class B	9,100	103,012
Knoll, Inc.	7,000	169,400
Korn/Ferry International	6,600	220,968
ManpowerGroup, Inc.	14,537	1,315,308
Mastech Holdings, Inc. *	675	5,494
Matthews International Corp., Class A	5,300	285,405
McGrath RentCorp	4,600	116,656
Mistras Group, Inc. *	4,000	71,960
Mobile Mini, Inc.	14,700	545,811
MSA Safety, Inc.	8,700	449,355
Multi-Color Corp.	4,625	295,352
Navigant Consulting, Inc. *	14,000	220,080
Nielsen N.V.	75,100	3,639,346
NL Industries, Inc. *	7,800	52,494
On Assignment, Inc. *	6,500	249,080
Performant Financial Corp. *	7,700	24,101
Pitney Bowes, Inc.	35,500	742,660
Quad Graphics, Inc.	9,800	161,210
R.R. Donnelley & Sons Co.	36,638	642,997
Republic Services, Inc.	47,845	2,034,848
Resources Connection, Inc.	11,300	178,879
Robert Half International, Inc.	26,900	1,480,307
Rollins, Inc.	21,927	635,883
RPX Corp. *	10,300	159,444
Steelcase, Inc., Class A	11,500	205,275
Stericycle, Inc. *	16,600	2,340,102
Security	Number of Shares	Value ($)
Team, Inc. *	3,000	130,200
Tetra Tech, Inc.	13,131	349,810
The ADT Corp.	33,866	1,169,393
The Advisory Board Co. *	6,800	407,320
The Brink's Co.	7,100	221,733
The Dun & Bradstreet Corp.	7,840	978,197
Towers Watson & Co., Class A	13,600	1,724,208
TRC Cos., Inc. *	3,350	32,160
TriNet Group, Inc. *	11,600	311,808
TrueBlue, Inc. *	10,100	260,176
Tyco International plc	80,758	3,067,996
UniFirst Corp.	3,700	410,034
US Ecology, Inc.	3,500	160,615
Verisk Analytics, Inc. *	31,000	2,421,410
Viad Corp.	3,625	103,929
Virco Mfg. Corp. *	1,170	3,030
WageWorks, Inc. *	5,000	249,750
Waste Connections, Inc.	26,412	1,324,034
Waste Management, Inc.	85,810	4,387,465
West Corp.	11,812	340,776
		49,565,982
Consumer Durables & Apparel 1.7%
Arctic Cat, Inc.	2,400	68,664
Beazer Homes USA, Inc. *	10,835	207,815
Blyth, Inc. *	7,400	34,114
Brunswick Corp.	18,400	976,856
Callaway Golf Co.	31,065	284,555
Carter's, Inc.	9,400	953,254
Cavco Industries, Inc. *	1,610	117,659
Coach, Inc.	52,508	1,638,250
Columbia Sportswear Co.	6,900	493,626
Crocs, Inc. *	15,000	235,950
CSS Industries, Inc.	4,800	136,272
D.R. Horton, Inc.	64,190	1,905,801
Deckers Outdoor Corp. *	7,500	546,600
Ethan Allen Interiors, Inc.	10,200	307,938
Flexsteel Industries, Inc.	1,900	75,848
Foamex International, Inc. *(b)(e)	2,278	—
Fossil Group, Inc. *	7,662	526,762
G-III Apparel Group Ltd. *	5,600	404,488
Garmin Ltd.	22,300	934,593
GoPro, Inc., Class A *	5,100	316,710
Hanesbrands, Inc.	78,188	2,426,174
Harman International Industries, Inc.	13,600	1,464,176
Hasbro, Inc.	22,600	1,779,524
Helen of Troy Ltd. *	5,000	438,900
Hovnanian Enterprises, Inc., Class A *(c)	50,500	102,010
Iconix Brand Group, Inc. *	9,600	208,608
iRobot Corp. *	7,300	224,767
JAKKS Pacific, Inc. *(c)	7,500	73,875
Jarden Corp. *	33,849	1,861,695
Kate Spade & Co. *	27,500	553,300
KB Home	19,700	314,806
La-Z-Boy, Inc.	7,500	190,500
LeapFrog Enterprises, Inc. *	9,000	8,449
Leggett & Platt, Inc.	23,300	1,113,973
Lennar Corp., Class A	36,290	1,924,822
Libbey, Inc.	7,232	269,103
lululemon athletica, Inc. *	20,157	1,267,069

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
M.D.C. Holdings, Inc.	9,003	268,830
M/I Homes, Inc. *	3,000	75,240
Marine Products Corp.	405	2,523
Mattel, Inc.	66,200	1,536,502
Meritage Homes Corp. *	5,900	266,090
Michael Kors Holdings Ltd. *	38,700	1,625,013
Mohawk Industries, Inc. *	12,319	2,483,387
Movado Group, Inc.	5,800	146,914
NACCO Industries, Inc., Class A	1,900	96,463
Nautilus, Inc. *	9,825	207,602
Newell Rubbermaid, Inc.	54,900	2,376,072
NIKE, Inc., Class B	137,395	15,830,652
NVR, Inc. *	700	1,043,028
Oxford Industries, Inc.	2,500	209,825
Perry Ellis International, Inc. *	5,500	132,495
Polaris Industries, Inc.	11,781	1,614,704
PulteGroup, Inc.	68,976	1,429,183
PVH Corp.	16,411	1,904,332
Quiksilver, Inc. *	25,900	11,878
Ralph Lauren Corp.	12,400	1,561,036
Skechers U.S.A., Inc., Class A *	8,600	1,293,870
Skyline Corp. *	2,600	8,502
Smith & Wesson Holding Corp. *	12,400	201,128
Standard Pacific Corp. *	28,500	256,215
Stanley Furniture Co., Inc. *	6,875	21,037
Steven Madden Ltd. *	9,112	379,788
Sturm, Ruger & Co., Inc.	2,700	162,054
Superior Uniform Group, Inc.	3,200	61,536
Taylor Morrison Home Corp., Class A *	9,876	190,113
Tempur Sealy International, Inc. *	10,300	778,165
The Ryland Group, Inc.	6,700	304,649
Toll Brothers, Inc. *	31,200	1,214,304
TopBuild Corp. *	7,688	221,107
TRI Pointe Group, Inc. *	25,000	370,000
Tumi Holdings, Inc. *	9,200	177,100
Tupperware Brands Corp.	9,700	567,159
Under Armour, Inc., Class A *	31,300	3,109,029
Universal Electronics, Inc. *	5,200	269,568
Vera Bradley, Inc. *	11,000	119,460
VF Corp.	66,900	5,157,321
Vince Holding Corp. *	5,757	56,476
Vista Outdoor, Inc. *	11,074	522,361
Whirlpool Corp.	16,214	2,881,714
Wolverine World Wide, Inc.	27,500	806,300
		76,338,231
Consumer Services 2.3%
Ambassadors Group, Inc. *	3,400	7,888
American Public Education, Inc. *	5,600	144,872
Apollo Education Group, Inc. *	16,450	210,725
Aramark	46,800	1,489,176
Ascent Capital Group, Inc., Class A *	3,116	121,617
Belmond Ltd., Class A *	12,600	152,586
Biglari Holdings, Inc. *	279	121,312
BJ's Restaurants, Inc. *	7,300	376,388
Bloomin' Brands, Inc.	20,900	486,761
Bob Evans Farms, Inc.	4,200	209,664
Boyd Gaming Corp. *	21,300	364,017
Bridgepoint Education, Inc. *	13,700	129,054
Security	Number of Shares	Value ($)
Bright Horizons Family Solutions, Inc. *	4,912	295,899
Brinker International, Inc.	12,650	757,735
Buffalo Wild Wings, Inc. *	3,000	586,740
Caesars Entertainment Corp. *(c)	8,300	43,243
Career Education Corp. *	25,114	79,863
Carnival Corp.	89,239	4,755,546
Chipotle Mexican Grill, Inc. *	5,879	4,363,570
Choice Hotels International, Inc.	5,200	263,432
Churchill Downs, Inc.	2,900	391,674
Chuy's Holdings, Inc. *	6,760	192,052
ClubCorp Holdings, Inc.	10,442	243,507
Cracker Barrel Old Country Store, Inc. (c)	5,146	781,626
Darden Restaurants, Inc.	25,500	1,880,880
Denny's Corp. *	21,100	248,136
DeVry Education Group, Inc.	9,400	285,572
Diamond Resorts International, Inc. *	12,100	379,214
DineEquity, Inc.	3,000	312,030
Domino's Pizza, Inc.	9,200	1,047,328
Dover Downs Gaming & Entertainment, Inc. *	5,899	5,486
Dover Motorsports, Inc.	1,400	3,290
Dunkin' Brands Group, Inc.	21,600	1,164,024
Eldorado Resorts, Inc. *	5,800	49,010
Extended Stay America, Inc.	13,200	250,800
Fiesta Restaurant Group, Inc. *	4,300	249,959
Graham Holdings Co., Class B	900	620,604
Grand Canyon Education, Inc. *	8,500	369,155
H&R Block, Inc.	54,700	1,820,963
Hilton Worldwide Holdings, Inc. *	103,347	2,774,867
Houghton Mifflin Harcourt Co. *	19,600	512,148
Hyatt Hotels Corp., Class A *	9,600	535,968
International Speedway Corp., Class A	6,445	220,870
Interval Leisure Group, Inc.	10,769	229,595
Isle of Capri Casinos, Inc. *	11,800	215,232
ITT Educational Services, Inc. *(c)	5,600	20,608
Jack in the Box, Inc.	7,000	665,000
K12, Inc. *	12,100	159,599
Krispy Kreme Doughnuts, Inc. *	14,100	262,824
La Quinta Holdings, Inc. *	15,800	335,276
Lakes Entertainment, Inc. *	3,400	31,008
Las Vegas Sands Corp.	74,000	4,146,960
LifeLock, Inc. *(c)	11,000	87,120
Luby's, Inc. *	6,900	33,465
Marriott International, Inc., Class A	39,208	2,846,893
Marriott Vacations Worldwide Corp.	4,080	341,088
McDonald's Corp.	187,940	18,767,688
MGM Resorts International *	84,500	1,657,890
Monarch Casino & Resort, Inc. *	8,000	148,880
Norwegian Cruise Line Holdings Ltd. *	28,300	1,766,486
Panera Bread Co., Class A *	5,600	1,143,072
Papa John's International, Inc.	6,800	513,808
Penn National Gaming, Inc. *	17,000	324,360
Pinnacle Entertainment, Inc. *	9,800	377,300
Popeyes Louisiana Kitchen, Inc. *	6,600	400,488
Red Robin Gourmet Burgers, Inc. *	2,300	210,795
Regis Corp. *	17,300	253,099
Royal Caribbean Cruises Ltd.	30,900	2,776,365
Ruby Tuesday, Inc. *	33,713	247,453

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Scientific Games Corp., Class A *(c)	10,900	164,590
SeaWorld Entertainment, Inc.	12,511	216,941
Service Corp. International	35,000	1,067,850
ServiceMaster Global Holdings, Inc. *	23,500	910,155
Six Flags Entertainment Corp.	15,600	727,584
Sonic Corp.	12,868	382,437
Sotheby's	11,338	474,269
Speedway Motorsports, Inc.	6,700	140,365
Starbucks Corp.	293,394	16,996,314
Starwood Hotels & Resorts Worldwide, Inc.	33,230	2,640,456
Steiner Leisure Ltd. *	3,000	173,100
Strayer Education, Inc. *	4,300	239,123
Texas Roadhouse, Inc.	16,100	634,179
The Cheesecake Factory, Inc.	7,087	409,203
The Wendy's Co.	50,775	520,952
Vail Resorts, Inc.	7,500	822,675
Weight Watchers International, Inc. *(c)	6,500	26,000
Wyndham Worldwide Corp.	23,044	1,901,591
Wynn Resorts Ltd.	15,600	1,610,388
Yum! Brands, Inc.	85,200	7,477,152
		104,796,927
Diversified Financials 4.7%
Affiliated Managers Group, Inc. *	11,217	2,332,014
Ally Financial, Inc. *	85,600	1,949,112
American Express Co.	170,403	12,960,852
Ameriprise Financial, Inc.	35,830	4,502,756
Arlington Asset Investment Corp., Class A	6,941	132,573
Artisan Partners Asset Management, Inc., Class A	5,500	262,625
Ashford, Inc. *	103	6,142
Asta Funding, Inc. *	6,000	50,100
Atlanticus Holdings Corp. *	4,629	18,146
Berkshire Hathaway, Inc., Class B *	356,802	50,929,917
BGC Partners, Inc., Class A	28,300	278,755
BlackRock, Inc.	25,032	8,418,762
Calamos Asset Management, Inc., Class A	5,000	60,050
Capital One Financial Corp.	105,257	8,557,394
Cash America International, Inc.	6,900	191,337
CBOE Holdings, Inc.	20,800	1,289,184
CME Group, Inc.	63,450	6,093,738
Cohen & Steers, Inc.	5,400	166,914
Cowen Group, Inc., Class A *	11,889	67,173
Credit Acceptance Corp. *	2,100	504,441
Discover Financial Services	84,407	4,710,755
E*TRADE Financial Corp. *	53,233	1,512,882
Eaton Vance Corp.	22,700	870,772
Encore Capital Group, Inc. *	5,600	240,856
Enova International, Inc. *	6,313	114,139
Evercore Partners, Inc., Class A	6,500	382,200
Ezcorp, Inc., Class A *	20,600	146,054
FBR & Co.	1,000	23,500
Federated Investors, Inc., Class B	14,650	493,851
Financial Engines, Inc.	7,800	357,708
First Cash Financial Services, Inc. *	3,800	154,546
FNFV Group *	16,478	239,920
Franklin Resources, Inc.	74,800	3,407,140
Security	Number of Shares	Value ($)
FXCM, Inc., Class A	14,077	15,485
GAMCO Investors, Inc., Class A	3,400	233,444
Green Dot Corp., Class A *	10,049	208,215
Greenhill & Co., Inc.	4,500	176,985
HFF, Inc., Class A	9,800	449,232
Interactive Brokers Group, Inc., Class A	13,600	546,040
Intercontinental Exchange, Inc.	21,886	4,990,883
INTL FCStone, Inc. *	4,437	129,383
Invesco Ltd.	88,200	3,404,520
Investment Technology Group, Inc.	8,050	163,817
Janus Capital Group, Inc.	26,200	429,156
KCG Holdings, Inc., Class A *	15,533	164,960
Lazard Ltd., Class A	28,600	1,584,726
Legg Mason, Inc.	17,550	865,917
Leucadia National Corp.	57,450	1,351,224
LPL Financial Holdings, Inc.	12,800	603,520
MarketAxess Holdings, Inc.	8,900	870,420
McGraw Hill Financial, Inc.	52,461	5,337,907
Moody's Corp.	37,700	4,163,211
Morgan Stanley	304,225	11,816,099
MSCI, Inc.	20,000	1,363,200
Navient Corp.	72,000	1,130,400
Nelnet, Inc., Class A	6,400	252,096
NewStar Financial, Inc. *	13,500	156,195
Northern Trust Corp.	45,100	3,449,699
NorthStar Asset Management Group, Inc.	33,475	613,262
PHH Corp. *	7,186	179,363
PICO Holdings, Inc. *	3,700	45,621
Piper Jaffray Cos. *	3,950	177,157
PRA Group, Inc. *	9,800	622,790
Raymond James Financial, Inc.	30,750	1,814,250
RCS Capital Corp., Class A *(c)	9,017	52,569
Resource America, Inc., Class A	4,000	32,320
Santander Consumer USA Holdings, Inc. *	24,000	580,320
SEI Investments Co.	22,800	1,215,468
SLM Corp. *	72,000	657,360
Springleaf Holdings, Inc. *	10,500	530,355
State Street Corp.	78,960	6,045,178
Stifel Financial Corp. *	11,785	647,586
Synchrony Financial *	21,900	752,484
T. Rowe Price Group, Inc.	49,500	3,817,935
TD Ameritrade Holding Corp.	56,600	2,078,918
The Bank of New York Mellon Corp.	215,118	9,336,121
The Charles Schwab Corp. (a)	224,326	7,824,491
The First Marblehead Corp. *	750	2,828
The Goldman Sachs Group, Inc.	79,155	16,232,316
The NASDAQ OMX Group, Inc.	26,100	1,331,883
Virtus Investment Partners, Inc.	875	105,753
Voya Financial, Inc.	45,389	2,131,014
Waddell & Reed Financial, Inc., Class A	14,750	662,422
Walter Investment Management Corp. *(c)	5,325	116,085
Westwood Holdings Group, Inc.	1,785	107,243
WisdomTree Investments, Inc.	20,500	510,450
World Acceptance Corp. *(c)	3,000	163,260
		213,669,844

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Energy 6.4%
Abraxas Petroleum Corp. *	36,200	68,056
Adams Resources & Energy, Inc.	2,300	109,871
Alon USA Energy, Inc.	8,700	161,907
Anadarko Petroleum Corp.	102,568	7,625,931
Antero Resources Corp. *	9,700	266,847
Apache Corp.	71,572	3,282,292
Approach Resources, Inc. *(c)	4,000	15,560
Arch Coal, Inc. *	26,500	4,773
Atwood Oceanics, Inc.	9,500	197,600
Baker Hughes, Inc.	83,465	4,853,490
Basic Energy Services, Inc. *	8,500	51,340
Bill Barrett Corp. *(c)	6,700	38,056
Bonanza Creek Energy, Inc. *	6,200	48,422
Bristow Group, Inc.	6,000	270,300
C&J Energy Services Ltd. *	10,200	98,430
Cabot Oil & Gas Corp.	86,400	2,260,224
California Resources Corp.	55,701	235,615
Callon Petroleum Co. *	18,200	119,028
Cameron International Corp. *	39,247	1,980,404
CARBO Ceramics, Inc. (c)	3,300	108,405
Carrizo Oil & Gas, Inc. *	13,100	499,503
Cheniere Energy, Inc. *	42,000	2,896,740
Chesapeake Energy Corp. (c)	102,430	887,044
Chevron Corp.	367,423	32,509,587
Cimarex Energy Co.	20,162	2,099,267
Clayton Williams Energy, Inc. *	2,500	100,700
Clean Energy Fuels Corp. *(c)	17,300	99,648
Cloud Peak Energy, Inc. *	8,700	27,666
Cobalt International Energy, Inc. *	75,700	583,647
Columbia Pipeline Group, Inc.	65,764	1,918,994
Comstock Resources, Inc. (c)	6,400	8,064
Concho Resources, Inc. *	22,631	2,411,559
ConocoPhillips	237,731	11,967,379
CONSOL Energy, Inc.	44,600	736,792
Contango Oil & Gas Co. *	5,200	47,736
Continental Resources, Inc. *	17,000	567,970
Core Laboratories N.V.	9,800	1,074,374
CVR Energy, Inc.	5,100	194,973
Delek US Holdings, Inc.	10,700	381,669
Denbury Resources, Inc.	57,225	225,467
Devon Energy Corp.	74,260	3,669,929
DHT Holdings, Inc.	26,011	206,787
Diamond Offshore Drilling, Inc. (c)	11,400	250,230
Diamondback Energy, Inc. *	13,721	923,423
Dril-Quip, Inc. *	6,700	391,347
Energen Corp.	17,500	966,000
Energy XXI Ltd. (c)	15,061	26,658
ENGlobal Corp. *	4,000	4,880
Ensco plc, Class A	57,100	946,718
EOG Resources, Inc.	106,048	8,185,845
EP Energy Corp., Class A *	19,147	160,260
EQT Corp.	28,600	2,197,910
Era Group, Inc. *	2,850	48,251
EXCO Resources, Inc. (c)	51,400	29,771
Exterran Holdings, Inc.	10,720	265,749
Exxon Mobil Corp.	816,099	64,643,202
FMC Technologies, Inc. *	53,564	1,754,757
Forum Energy Technologies, Inc. *	11,200	171,136
Frank's International N.V.	14,000	226,660
Geospace Technologies Corp. *	1,800	31,392
Security	Number of Shares	Value ($)
Goodrich Petroleum Corp. *(c)	9,800	8,783
Green Plains, Inc.	9,300	208,785
Gulf Island Fabrication, Inc.	4,100	46,781
Gulfmark Offshore, Inc., Class A (c)	4,100	38,622
Gulfport Energy Corp. *	24,003	786,338
Halcon Resources Corp. *(c)	75,700	83,270
Halliburton Co.	166,144	6,943,158
Harvest Natural Resources, Inc. *	9,300	10,044
Helix Energy Solutions Group, Inc. *	14,064	117,716
Helmerich & Payne, Inc.	19,017	1,098,042
Hercules Offshore, Inc. *	22,900	2,061
Hess Corp.	47,300	2,791,173
HollyFrontier Corp.	38,654	1,865,442
Hornbeck Offshore Services, Inc. *	5,000	91,000
Houston American Energy Corp. *	4,000	920
ION Geophysical Corp. *	13,900	10,980
Key Energy Services, Inc. *	22,300	20,295
Kinder Morgan, Inc.	331,078	11,468,542
Kosmos Energy Ltd. *	31,100	223,920
Laredo Petroleum, Inc. *(c)	22,700	194,539
Magnum Hunter Resources Corp. *(c)	22,939	22,012
Marathon Oil Corp.	143,814	3,021,532
Marathon Petroleum Corp.	105,008	5,740,787
Matador Resources Co. *	12,100	266,563
Matrix Service Co. *	8,000	155,040
McDermott International, Inc. *	39,100	172,040
Memorial Resource Development Corp. *	16,000	244,800
Midstates Petroleum Co., Inc. *(c)	14,400	8,199
Murphy Oil Corp.	29,000	950,910
Nabors Industries Ltd.	70,734	821,222
National Oilwell Varco, Inc.	78,122	3,291,280
Natural Gas Services Group, Inc. *	7,500	150,900
Newfield Exploration Co. *	33,100	1,085,349
Newpark Resources, Inc. *	11,500	83,145
Noble Corp., plc (c)	46,155	551,552
Noble Energy, Inc.	87,679	3,088,931
Northern Oil & Gas, Inc. *(c)	8,200	39,032
Oasis Petroleum, Inc. *	24,200	233,046
Occidental Petroleum Corp.	149,753	10,512,661
Oceaneering International, Inc.	23,100	924,462
Oil States International, Inc. *	8,600	258,946
ONEOK, Inc.	45,929	1,735,657
Pacific Ethanol, Inc. *(c)	10,200	75,276
Panhandle Oil & Gas, Inc., Class A	6,200	110,484
Paragon Offshore plc	15,385	11,462
Parker Drilling Co. *	18,300	46,482
Parsley Energy, Inc., Class A *	17,000	245,820
Patterson-UTI Energy, Inc.	28,500	469,822
PBF Energy, Inc., Class A	13,813	436,076
PDC Energy, Inc. *	5,800	272,310
Peabody Energy Corp. (c)	46,800	56,160
Penn Virginia Corp. *(c)	12,200	16,348
PetroQuest Energy, Inc. *	13,200	18,348
PHI, Inc. - Non Voting Shares *	4,000	110,920
Phillips 66	104,465	8,304,967
Pioneer Energy Services Corp. *	13,100	47,946
Pioneer Natural Resources Co.	31,333	3,972,084
QEP Resources, Inc.	30,600	424,728
Range Resources Corp.	30,805	1,211,869
Resolute Energy Corp. *	11,900	7,440

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
REX American Resources Corp. *	4,875	251,745
Rex Energy Corp. *(c)	8,000	17,920
Rice Energy, Inc. *	12,036	217,250
RigNet, Inc. *	4,141	107,376
Rowan Cos. plc, Class A	20,500	353,215
RPC, Inc.	16,118	198,251
RSP Permian, Inc. *	12,800	317,440
Sanchez Energy Corp. *(c)	8,700	63,771
SandRidge Energy, Inc. *	72,792	37,633
Schlumberger Ltd.	244,503	20,249,738
SEACOR Holdings, Inc. *	4,850	306,375
SemGroup Corp., Class A	7,000	497,630
Seventy Seven Energy, Inc. *	6,366	19,862
SM Energy Co.	11,200	415,184
Solazyme, Inc. *(c)	12,100	28,314
Southwestern Energy Co. *	79,675	1,481,955
Spectra Energy Corp.	124,778	3,775,782
Stone Energy Corp. *	7,383	42,748
Superior Energy Services, Inc.	26,099	443,683
Swift Energy Co. *(c)	5,500	4,022
Synergy Resources Corp. *	11,100	108,003
Targa Resources Corp.	8,300	734,135
Teekay Corp.	8,600	307,966
Tesco Corp.	7,000	67,200
Tesoro Corp.	24,700	2,404,298
TETRA Technologies, Inc. *	12,100	57,596
The Williams Cos., Inc.	131,000	6,874,880
Tidewater, Inc. (c)	7,700	150,381
Transocean Ltd. (c)	81,000	1,074,060
Ultra Petroleum Corp. *(c)	25,300	196,834
Unit Corp. *	7,400	146,002
US Silica Holdings, Inc. (c)	10,600	238,712
VAALCO Energy, Inc. *	12,600	16,632
Valero Energy Corp.	98,280	6,447,168
W&T Offshore, Inc. (c)	7,500	28,275
Warren Resources, Inc. *	22,100	7,846
Weatherford International plc *	155,549	1,661,263
Western Refining, Inc.	12,253	541,092
Westmoreland Coal Co. *	9,600	149,664
Whiting Petroleum Corp. *	42,070	862,014
World Fuel Services Corp.	11,900	483,735
WPX Energy, Inc. *	33,353	290,171
		293,021,075
Food & Staples Retailing 2.1%
Casey's General Stores, Inc.	7,100	725,727
Costco Wholesale Corp.	84,785	12,319,261
CVS Health Corp.	218,937	24,623,844
Ingles Markets, Inc., Class A	10,200	472,056
PriceSmart, Inc.	7,100	688,061
Rite Aid Corp. *	161,380	1,437,896
SpartanNash, Co.	12,540	403,913
Sprouts Farmers Market, Inc. *	26,674	654,046
SUPERVALU, Inc. *	39,532	364,485
Sysco Corp.	112,236	4,075,289
The Andersons, Inc.	3,600	134,280
The Fresh Market, Inc. *	11,100	338,550
The Kroger Co.	196,732	7,719,764
United Natural Foods, Inc. *	8,800	400,664
Wal-Mart Stores, Inc.	308,489	22,205,038
Walgreens Boots Alliance, Inc.	168,708	16,302,254
Security	Number of Shares	Value ($)
Weis Markets, Inc.	2,400	101,208
Whole Foods Market, Inc.	70,777	2,576,283
		95,542,619
Food, Beverage & Tobacco 4.6%
Alico, Inc.	2,000	89,640
Alliance One International, Inc. *	2,460	55,596
Altria Group, Inc.	383,323	20,845,105
Archer-Daniels-Midland Co.	124,658	5,911,282
B&G Foods, Inc.	7,400	218,522
Boulder Brands, Inc. *	9,100	75,803
Brown-Forman Corp., Class B	28,516	3,091,420
Bunge Ltd.	26,700	2,131,995
Cal-Maine Foods, Inc. (c)	5,200	281,632
Calavo Growers, Inc.	4,846	264,155
Campbell Soup Co.	34,100	1,681,471
Coca-Cola Bottling Co. Consolidated	3,248	526,176
Coca-Cola Enterprises, Inc.	41,600	2,124,928
ConAgra Foods, Inc.	88,393	3,894,596
Constellation Brands, Inc., Class A	33,769	4,052,955
Darling Ingredients, Inc. *	25,900	332,815
Dean Foods Co.	13,556	241,297
Diamond Foods, Inc. *	5,200	168,012
Dr Pepper Snapple Group, Inc.	36,900	2,960,118
Farmer Bros. Co. *	4,500	106,470
Flowers Foods, Inc.	44,605	966,144
Fresh Del Monte Produce, Inc.	7,900	312,208
General Mills, Inc.	115,838	6,742,930
Hormel Foods Corp.	27,400	1,622,354
Ingredion, Inc.	11,800	1,040,760
J&J Snack Foods Corp.	2,093	247,728
John B. Sanfilippo & Son, Inc.	5,000	259,950
Kellogg Co.	47,400	3,136,458
Keurig Green Mountain, Inc.	23,250	1,744,680
Lancaster Colony Corp.	3,400	316,914
Landec Corp. *	9,100	121,485
Limoneira Co.	2,900	59,711
McCormick & Co., Inc. - Non Voting Shares	25,100	2,058,451
Mead Johnson Nutrition Co.	39,500	3,491,405
Molson Coors Brewing Co., Class B	31,500	2,240,910
Mondelez International, Inc., Class A	318,124	14,356,936
Monster Beverage Corp. *	29,589	4,543,391
National Beverage Corp. *	6,400	152,128
PepsiCo, Inc.	286,758	27,629,133
Philip Morris International, Inc.	302,409	25,865,042
Pilgrim's Pride Corp. (c)	12,466	269,764
Pinnacle Foods, Inc.	23,600	1,060,820
Post Holdings, Inc. *	11,950	642,193
Primo Water Corp. *	1,000	6,350
Reynolds American, Inc.	80,103	6,872,036
Rocky Mountain Chocolate Factory, Inc.	3,427	44,482
Sanderson Farms, Inc. (c)	2,850	205,229
Seaboard Corp. *	100	347,500
Snyder's-Lance, Inc.	8,900	289,428
The Boston Beer Co., Inc., Class A *	2,100	463,092
The Coca-Cola Co.	767,714	31,537,691
The Hain Celestial Group, Inc. *	19,412	1,319,628
The Hershey Co.	27,800	2,582,342
The JM Smucker Co.	18,493	2,065,483

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
The Kraft Heinz Co.	116,804	9,282,414
The WhiteWave Foods Co. *	31,825	1,642,807
Tootsie Roll Industries, Inc. (c)	7,818	253,850
TreeHouse Foods, Inc. *	8,622	706,659
Tyson Foods, Inc., Class A	59,084	2,620,375
Universal Corp.	4,800	273,840
Vector Group Ltd.	15,114	382,687
		208,831,376
Health Care Equipment & Services 5.3%
Abaxis, Inc.	5,600	280,336
Abbott Laboratories	288,143	14,605,969
ABIOMED, Inc. *	7,800	604,188
Acadia Healthcare Co., Inc. *	12,500	997,250
Accuray, Inc. *	21,200	135,256
Aceto Corp.	7,900	185,097
Aetna, Inc.	69,685	7,872,314
Air Methods Corp. *	8,700	342,693
Alere, Inc. *	12,441	604,757
Align Technology, Inc. *	16,400	1,028,280
Alliance HealthCare Services, Inc. *	360	5,386
Allscripts Healthcare Solutions, Inc. *	31,560	456,358
Amedisys, Inc. *	10,834	472,687
AmerisourceBergen Corp.	39,596	4,187,277
AMN Healthcare Services, Inc. *	17,210	506,490
Amsurg Corp. *	7,300	523,702
Analogic Corp.	2,700	217,485
Anika Therapeutics, Inc. *	4,606	174,567
Antares Pharma, Inc. *	28,100	59,291
Anthem, Inc.	52,623	8,118,150
athenahealth, Inc. *(c)	7,800	1,091,688
Atrion Corp.	616	248,802
Baxter International, Inc.	105,806	4,240,704
Becton, Dickinson & Co.	39,908	6,072,002
Bio-Reference Laboratories, Inc. *	7,200	319,464
BioScrip, Inc. *(c)	8,372	21,014
Boston Scientific Corp. *	255,567	4,431,532
Brookdale Senior Living, Inc. *	33,925	1,123,935
C.R. Bard, Inc.	13,760	2,705,904
Cantel Medical Corp.	8,034	440,906
Capital Senior Living Corp. *	8,394	187,102
Cardinal Health, Inc.	61,818	5,253,294
Cardiovascular Systems, Inc. *	5,000	149,200
Centene Corp. *	22,000	1,542,860
Cerner Corp. *	62,800	4,504,016
Chemed Corp.	3,900	578,994
Cigna Corp.	50,451	7,267,971
Community Health Systems, Inc. *	23,796	1,392,304
Computer Programs & Systems, Inc.	3,600	168,372
CONMED Corp.	7,300	414,056
CorVel Corp. *	2,700	86,292
Cross Country Healthcare, Inc. *	12,500	150,875
CryoLife, Inc.	9,050	99,098
Cyberonics, Inc. *	4,200	257,880
DaVita HealthCare Partners, Inc. *	34,300	2,710,729
DENTSPLY International, Inc.	32,300	1,838,193
DexCom, Inc. *	18,800	1,591,420
Diplomat Pharmacy, Inc. *	9,000	415,620
Edwards Lifesciences Corp. *	21,200	3,225,792
Endologix, Inc. *	13,700	195,362
Envision Healthcare Holdings, Inc. *	44,100	1,975,680
Security	Number of Shares	Value ($)
ExamWorks Group, Inc. *	6,200	217,496
Express Scripts Holding Co. *	141,252	12,722,568
Five Star Quality Care, Inc. *	14,335	64,794
Globus Medical, Inc., Class A *	13,900	390,034
Greatbatch, Inc. *	6,700	365,351
Haemonetics Corp. *	16,300	652,163
Halyard Health, Inc. *	8,217	334,761
Hanger, Inc. *	5,400	116,856
HCA Holdings, Inc. *	58,700	5,459,687
Health Net, Inc. *	15,500	1,036,330
HealthEquity, Inc. *	8,000	269,280
HealthSouth Corp.	20,600	941,420
HealthStream, Inc. *	6,800	190,808
Healthways, Inc. *	8,100	102,546
HeartWare International, Inc. *	4,100	371,911
Henry Schein, Inc. *	16,100	2,382,478
Hill-Rom Holdings, Inc.	10,200	571,506
HMS Holdings Corp. *	12,200	140,544
Hologic, Inc. *	49,612	2,066,836
Humana, Inc.	28,600	5,207,774
ICU Medical, Inc. *	3,350	334,732
IDEXX Laboratories, Inc. *	17,200	1,250,956
IMS Health Holdings, Inc. *	29,800	987,870
Insulet Corp. *	9,800	332,122
Integra LifeSciences Holdings Corp. *	5,300	339,889
Intuitive Surgical, Inc. *	7,550	4,025,434
Invacare Corp.	6,000	102,300
IPC Healthcare, Inc. *	4,000	221,800
Kindred Healthcare, Inc.	11,559	238,462
Laboratory Corp. of America Holdings *	20,869	2,656,415
Landauer, Inc.	2,100	74,508
LeMaitre Vascular, Inc.	6,800	96,832
LifePoint Health, Inc. *	9,607	796,036
Magellan Health, Inc. *	3,907	236,725
Masimo Corp. *	8,500	354,280
McKesson Corp.	45,052	9,937,120
MedAssets, Inc. *	10,200	237,660
Medidata Solutions, Inc. *	9,100	489,580
MEDNAX, Inc. *	19,600	1,658,944
Medtronic plc	277,088	21,720,928
Meridian Bioscience, Inc.	10,050	181,805
Merit Medical Systems, Inc. *	10,277	262,680
Molina Healthcare, Inc. *	6,550	494,067
National HealthCare Corp.	4,100	259,120
Natus Medical, Inc. *	7,600	343,216
Neogen Corp. *	10,257	596,855
NuVasive, Inc. *	10,000	550,100
NxStage Medical, Inc. *	18,700	267,036
Omnicare, Inc.	21,900	2,121,015
Omnicell, Inc. *	7,400	270,248
OraSure Technologies, Inc. *	12,200	60,268
Orthofix International N.V. *	2,800	93,408
Owens & Minor, Inc.	9,100	319,956
Patterson Cos., Inc.	18,800	943,008
PDI, Inc. *	2,900	6,177
PharMerica Corp. *	4,813	164,460
Premier, Inc., Class A *	5,000	178,800
Quality Systems, Inc.	10,500	133,875
Quest Diagnostics, Inc.	28,720	2,119,823
Quidel Corp. *	5,200	107,692

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
ResMed, Inc.	28,000	1,622,600
RTI Surgical, Inc. *	18,100	131,768
SeaSpine Holdings Corp. *	1,766	27,691
Select Medical Holdings Corp.	22,600	326,118
Sirona Dental Systems, Inc. *	9,200	954,776
St. Jude Medical, Inc.	54,300	4,008,426
STERIS Corp.	13,200	912,516
Stryker Corp.	57,700	5,900,979
SurModics, Inc. *	4,200	98,658
Symmetry Surgical, Inc. *	2,050	17,077
Team Health Holdings, Inc. *	14,000	943,740
Teleflex, Inc.	9,600	1,286,304
Tenet Healthcare Corp. *	18,812	1,059,116
The Cooper Cos., Inc.	9,081	1,607,337
The Ensign Group, Inc.	5,300	270,936
The Providence Service Corp. *	4,800	225,888
The Spectranetics Corp. *	6,700	114,570
Thoratec Corp. *	8,636	546,572
Tornier N.V. *	6,100	151,829
Triple-S Management Corp., Class B *	5,300	114,374
U.S. Physical Therapy, Inc.	3,500	185,010
Unilife Corp. *(c)	29,100	51,216
UnitedHealth Group, Inc.	183,781	22,311,013
Universal American Corp. *	20,600	190,962
Universal Health Services, Inc., Class B	18,100	2,628,663
Utah Medical Products, Inc.	2,500	136,675
Varian Medical Systems, Inc. *	21,100	1,816,077
VCA, Inc. *	16,800	1,033,704
Veeva Systems, Inc., Class A *	6,100	164,212
Vocera Communications, Inc. *	3,700	45,880
WellCare Health Plans, Inc. *	8,200	662,560
West Pharmaceutical Services, Inc.	11,300	676,531
Wright Medical Group, Inc. *	8,600	222,224
Zeltiq Aesthetics, Inc. *	9,601	329,794
Zimmer Biomet Holdings, Inc.	33,300	3,465,531
		239,491,266
Household & Personal Products 1.6%
Avon Products, Inc.	70,000	396,900
Central Garden & Pet Co., Class A *	8,600	86,688
Church & Dwight Co., Inc.	26,400	2,279,112
Colgate-Palmolive Co.	168,509	11,461,982
Coty, Inc., Class A *	15,600	416,988
Edgewell Personal Care Co.	10,933	1,046,397
Elizabeth Arden, Inc. *(c)	3,500	36,890
Energizer Holdings, Inc. *	10,933	421,030
Herbalife Ltd. *(c)	15,600	787,644
HRG Group, Inc. *	19,100	272,175
Inter Parfums, Inc.	5,613	170,579
Kimberly-Clark Corp.	70,539	8,109,869
Medifast, Inc. *	3,500	108,045
Nu Skin Enterprises, Inc., Class A	9,600	380,640
Nutraceutical International Corp. *	5,000	120,850
Oil-Dri Corp. of America	1,600	42,016
Orchids Paper Products Co.	2,500	63,100
Revlon, Inc., Class A *	5,400	194,238
Spectrum Brands Holdings, Inc.	6,500	688,675
The Clorox Co.	24,700	2,764,918
The Estee Lauder Cos., Inc., Class A	43,100	3,840,641
Security	Number of Shares	Value ($)
The Female Health Co. *(c)	7,500	13,350
The Procter & Gamble Co.	526,124	40,353,711
USANA Health Sciences, Inc. *	2,682	334,311
WD-40 Co.	4,600	412,298
		74,803,047
Insurance 3.1%
ACE Ltd.	63,428	6,899,064
Aflac, Inc.	86,700	5,553,135
Alleghany Corp. *	3,940	1,915,352
Allied World Assurance Co. Holdings AG	14,700	621,222
Ambac Financial Group, Inc. *	13,400	214,936
American Equity Investment Life Holding Co.	12,600	372,204
American Financial Group, Inc.	18,750	1,292,812
American International Group, Inc.	262,615	16,838,874
American National Insurance Co.	2,300	245,985
AMERISAFE, Inc.	4,000	200,200
AmTrust Financial Services, Inc.	7,314	508,396
Aon plc	53,796	5,421,023
Arch Capital Group Ltd. *	23,800	1,698,368
Argo Group International Holdings Ltd.	5,512	310,767
Arthur J. Gallagher & Co.	33,400	1,584,162
Aspen Insurance Holdings Ltd.	10,400	500,136
Assurant, Inc.	17,600	1,312,960
Assured Guaranty Ltd.	31,900	780,274
Axis Capital Holdings Ltd.	17,600	1,013,056
Baldwin & Lyons, Inc., Class B	1,950	45,474
Brown & Brown, Inc.	19,300	645,585
Cincinnati Financial Corp.	35,450	1,957,194
Citizens, Inc. *(c)	16,000	108,320
CNA Financial Corp.	6,900	273,378
CNO Financial Group, Inc.	39,000	695,760
Crawford & Co., Class B	5,800	40,136
EMC Insurance Group, Inc.	1,800	43,416
Employers Holdings, Inc.	7,500	180,000
Endurance Specialty Holdings Ltd.	6,200	430,838
Enstar Group Ltd. *	3,300	527,967
Erie Indemnity Co., Class A	6,300	543,753
Everest Re Group Ltd.	8,700	1,593,144
FBL Financial Group, Inc., Class A	5,190	295,882
Federated National Holding Co.	1,500	35,385
First American Financial Corp.	16,800	681,744
FNF Group	49,439	1,932,570
Genworth Financial, Inc., Class A *	86,800	608,468
Greenlight Capital Re Ltd., Class A *	7,400	205,868
HCC Insurance Holdings, Inc.	16,550	1,276,998
Horace Mann Educators Corp.	8,300	292,492
Independence Holding Co.	2,970	38,848
Infinity Property & Casualty Corp.	2,500	193,775
Kemper Corp.	7,700	298,144
Lincoln National Corp.	51,626	2,907,576
Loews Corp.	60,174	2,293,231
Maiden Holdings Ltd.	18,900	312,606
Markel Corp. *	2,503	2,227,044
Marsh & McLennan Cos., Inc.	104,200	6,037,348
MBIA, Inc. *	25,250	150,237
Mercury General Corp.	5,400	304,830
MetLife, Inc.	220,203	12,274,115

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Montpelier Re Holdings Ltd.	8,100	345,465
National General Holdings Corp.	10,400	238,056
National Western Life Insurance Co., Class A	500	120,495
Old Republic International Corp.	43,822	733,142
OneBeacon Insurance Group Ltd., Class A	14,800	214,600
PartnerRe Ltd.	8,900	1,210,044
Primerica, Inc.	10,700	483,961
Principal Financial Group, Inc.	48,641	2,700,062
ProAssurance Corp.	8,540	412,397
Prudential Financial, Inc.	91,072	8,047,122
Reinsurance Group of America, Inc.	12,900	1,245,108
RenaissanceRe Holdings Ltd.	8,532	915,484
RLI Corp.	5,600	309,288
Safety Insurance Group, Inc.	3,400	197,166
Selective Insurance Group, Inc.	7,800	240,318
StanCorp Financial Group, Inc.	6,300	718,326
State Auto Financial Corp.	5,500	133,100
Stewart Information Services Corp.	3,600	148,032
Symetra Financial Corp.	19,000	475,760
The Allstate Corp.	77,867	5,368,930
The Chubb Corp.	46,494	5,780,599
The Hanover Insurance Group, Inc.	6,900	557,865
The Hartford Financial Services Group, Inc.	78,262	3,721,358
The Navigators Group, Inc. *	4,200	328,356
The Phoenix Cos., Inc. *	475	6,555
The Progressive Corp.	99,564	3,036,702
The Travelers Cos., Inc.	62,752	6,659,242
Torchmark Corp.	22,200	1,367,742
United Fire Group, Inc.	5,000	172,800
Universal Insurance Holdings, Inc.	8,700	238,554
Unum Group	52,114	1,867,766
Validus Holdings Ltd.	16,857	781,322
W. R. Berkley Corp.	18,050	1,005,746
White Mountains Insurance Group Ltd.	1,600	1,129,600
Willis Group Holdings plc	39,800	1,850,302
XL Group plc	57,900	2,201,358
		141,697,775
Materials 3.2%
A. Schulman, Inc.	5,300	197,319
A.M. Castle & Co. *(c)	5,800	16,530
AEP Industries, Inc. *	1,900	91,865
Air Products & Chemicals, Inc.	38,000	5,415,380
Airgas, Inc.	15,100	1,540,502
AK Steel Holding Corp. *	32,127	94,775
Albemarle Corp.	23,603	1,279,283
Alcoa, Inc.	275,798	2,722,126
Allegheny Technologies, Inc.	20,092	428,361
American Vanguard Corp.	3,000	38,460
Ampco-Pittsburgh Corp.	4,500	59,895
AptarGroup, Inc.	10,900	738,911
Ashland, Inc.	11,923	1,363,037
Avery Dennison Corp.	16,000	973,600
Axalta Coating Systems Ltd. *	19,800	629,838
Axiall Corp.	15,400	453,222
Balchem Corp.	9,800	555,366
Ball Corp.	29,000	1,967,360
Security	Number of Shares	Value ($)
Bemis Co., Inc.	16,700	744,319
Berry Plastics Group, Inc. *	24,600	800,976
Boise Cascade Co. *	5,500	182,490
Cabot Corp.	10,900	383,462
Calgon Carbon Corp.	12,500	221,125
Carpenter Technology Corp.	8,300	311,582
Celanese Corp., Series A	30,700	2,023,744
Century Aluminum Co. *	11,600	108,112
CF Industries Holdings, Inc.	47,500	2,812,000
Chase Corp.	200	7,646
Chemtura Corp. *	14,000	384,020
Clearwater Paper Corp. *	5,472	322,027
Cliffs Natural Resources, Inc. (c)	21,100	53,172
Codexis, Inc. *	1,870	6,078
Coeur Mining, Inc. *	22,400	79,072
Commercial Metals Co.	22,800	351,348
Compass Minerals International, Inc.	7,300	584,000
Crown Holdings, Inc. *	28,000	1,442,280
Cytec Industries, Inc.	13,200	979,836
Deltic Timber Corp.	1,500	97,350
Domtar Corp.	10,500	426,930
E.I. du Pont de Nemours & Co.	178,907	9,975,854
Eagle Materials, Inc.	11,543	890,427
Eastman Chemical Co.	28,980	2,272,032
Ecolab, Inc.	50,704	5,872,030
Ferro Corp. *	21,000	291,690
Flotek Industries, Inc. *(c)	13,300	227,696
FMC Corp.	23,300	1,130,982
Freeport-McMoRan, Inc.	207,618	2,439,511
FutureFuel Corp.	8,300	94,952
General Moly, Inc. *	15,700	8,792
Globe Specialty Metals, Inc.	15,900	245,496
Graphic Packaging Holding Co.	52,900	798,790
Greif, Inc., Class A	11,300	350,187
H.B. Fuller Co.	9,000	360,540
Hawkins, Inc.	2,700	98,496
Haynes International, Inc.	2,500	106,425
Headwaters, Inc. *	12,000	228,120
Hecla Mining Co.	72,100	151,410
Horsehead Holding Corp. *	12,800	105,984
Huntsman Corp.	52,700	1,001,300
Innophos Holdings, Inc.	5,300	272,844
Innospec, Inc.	4,200	181,650
International Flavors & Fragrances, Inc.	18,100	2,092,179
International Paper Co.	85,480	4,091,928
Intrepid Potash, Inc. *	11,800	100,772
Kaiser Aluminum Corp.	3,600	304,020
KapStone Paper & Packaging Corp.	15,800	369,720
KMG Chemicals, Inc.	1,600	34,928
Koppers Holdings, Inc.	4,800	97,440
Kraton Performance Polymers, Inc. *	3,500	71,820
Kronos Worldwide, Inc.	11,720	115,325
Louisiana-Pacific Corp. *	32,900	484,946
LSB Industries, Inc. *	3,000	110,730
LyondellBasell Industries N.V., Class A	80,132	7,518,786
Martin Marietta Materials, Inc.	11,400	1,787,748
Materion Corp.	4,000	122,400
McEwen Mining, Inc. (c)	31,130	22,725
Minerals Technologies, Inc.	6,200	401,450
Monsanto Co.	92,626	9,437,663

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Myers Industries, Inc.	8,080	122,250
Neenah Paper, Inc.	4,231	256,314
NewMarket Corp.	1,900	755,649
Newmont Mining Corp.	99,474	1,707,969
Noranda Aluminum Holding Corp.	16,500	10,725
Nucor Corp.	62,400	2,754,336
Olin Corp.	15,820	363,702
Olympic Steel, Inc.	1,400	16,968
OM Group, Inc.	7,600	257,488
OMNOVA Solutions, Inc. *	10,400	67,288
Owens-Illinois, Inc. *	33,600	717,360
P.H. Glatfelter Co.	7,000	142,870
Packaging Corp. of America	20,100	1,422,879
Platform Specialty Products Corp. *	24,500	570,115
PolyOne Corp.	14,810	507,539
PPG Industries, Inc.	52,800	5,722,464
Praxair, Inc.	54,900	6,266,286
Quaker Chemical Corp.	3,200	296,640
Rayonier Advanced Materials, Inc.	6,960	97,788
Reliance Steel & Aluminum Co.	13,300	805,980
Rentech, Inc. *	37,400	28,473
Resolute Forest Products, Inc. *	14,000	138,320
Royal Gold, Inc.	11,400	574,788
RPM International, Inc.	24,600	1,153,002
Schnitzer Steel Industries, Inc., Class A	3,450	54,200
Schweitzer-Mauduit International, Inc.	4,600	182,620
Sealed Air Corp.	37,300	1,983,241
Sensient Technologies Corp.	7,400	506,086
Sigma-Aldrich Corp.	24,500	3,420,445
Silgan Holdings, Inc.	6,900	368,943
Sonoco Products Co.	16,800	693,504
Steel Dynamics, Inc.	59,000	1,181,770
Stepan Co.	4,300	210,743
Stillwater Mining Co. *	24,633	234,506
SunCoke Energy, Inc.	15,217	187,017
The Chemours Co.	34,661	378,498
The Dow Chemical Co.	213,951	10,068,534
The Mosaic Co.	59,512	2,555,445
The Scotts Miracle-Gro Co., Class A	7,300	440,847
The Sherwin-Williams Co.	15,601	4,333,334
The Valspar Corp.	13,300	1,107,624
TimkenSteel Corp.	6,550	122,026
Tredegar Corp.	5,100	85,986
Tronox Ltd., Class A	9,800	107,604
United States Steel Corp. (c)	26,300	512,061
Universal Stainless & Alloy Products, Inc. *	1,800	24,318
Valhi, Inc.	13,600	60,520
Vulcan Materials Co.	26,192	2,383,996
W.R. Grace & Co. *	13,600	1,372,648
Wausau Paper Corp.	8,700	76,908
Westlake Chemical Corp.	7,500	468,525
WestRock Co. *	51,969	3,277,165
Worthington Industries, Inc.	7,200	194,832
		146,508,326
Media 3.5%
A. H. Belo Corp., Class A	13,980	71,997
AMC Networks, Inc., Class A *	10,400	875,888
Security	Number of Shares	Value ($)
Cable One, Inc. *	900	373,698
Cablevision Systems Corp., Class A	43,900	1,238,858
Carmike Cinemas, Inc. *	6,300	157,815
CBS Corp., Class B - Non Voting Shares	91,190	4,875,929
Central European Media Enterprises Ltd., Class A *(c)	9,900	23,760
Charter Communications, Inc., Class A *(c)	15,800	2,936,588
Cinemark Holdings, Inc.	19,600	773,416
Clear Channel Outdoor Holdings, Inc., Class A	20,700	199,962
Comcast Corp., Class A	490,960	30,640,814
Crown Media Holdings, Inc., Class A *	6,000	26,820
Cumulus Media, Inc., Class A *	25,351	41,829
Discovery Communications, Inc., Class A *	26,061	860,534
Discovery Communications, Inc., Class C *	57,261	1,735,008
DISH Network Corp., Class A *	39,400	2,545,634
DreamWorks Animation SKG, Inc., Class A *	19,500	470,145
Entercom Communications Corp., Class A *	11,000	115,830
Gannett Co., Inc. *	19,500	246,675
Global Eagle Entertainment, Inc. *	17,114	212,556
Harte-Hanks, Inc.	17,200	80,668
John Wiley & Sons, Inc., Class A	9,000	477,090
Journal Media Group, Inc.	5,745	46,477
Liberty Broadband Corp., Class A *	4,373	236,011
Liberty Broadband Corp., Class C *	17,496	936,561
Liberty Global plc LiLAC., Class A *	2,498	106,814
Liberty Global plc LiLAC., Class C *	5,708	242,875
Liberty Global plc, Class A *	49,975	2,621,689
Liberty Global plc, Series C *	114,175	5,610,560
Liberty Media Corp., Class A *	17,495	661,311
Liberty Media Corp., Class C *	48,590	1,831,843
Lions Gate Entertainment Corp.	20,600	807,108
Live Nation Entertainment, Inc. *	26,457	693,703
Loral Space & Communications, Inc. *	2,800	177,380
Martha Stewart Living Omnimedia, Inc., Class A *	26,100	158,427
Media General, Inc. *	18,400	292,008
Meredith Corp.	5,100	244,392
Morningstar, Inc.	5,500	468,545
National CineMedia, Inc.	13,200	204,600
New Media Investment Group, Inc.	11,500	195,615
News Corp., Class A *	104,687	1,542,040
Nexstar Broadcasting Group, Inc., Class A	4,500	258,120
Omnicom Group, Inc.	45,800	3,347,064
Regal Entertainment Group, Class A	12,100	249,260
Rentrak Corp. *(c)	3,000	205,410
Salem Media Group, Inc.	5,700	36,651
Scholastic Corp.	7,300	314,557
Scripps Networks Interactive, Inc., Class A	19,200	1,201,536
Sinclair Broadcast Group, Inc., Class A	11,000	319,220
Sirius XM Holdings, Inc. *	485,300	1,921,788
Sizmek, Inc. *	8,300	64,408
Starz, Class A *	16,195	655,088

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
TEGNA, Inc.	46,100	1,342,893
The E.W. Scripps Co., Class A	18,547	407,478
The Interpublic Group of Cos., Inc.	73,037	1,555,688
The Madison Square Garden Co., Class A *	10,175	848,595
The New York Times Co., Class A	40,200	531,444
The Walt Disney Co.	303,839	36,460,680
Time Warner Cable, Inc.	55,437	10,533,584
Time Warner, Inc.	158,957	13,994,574
Time, Inc.	19,122	426,803
Tribune Media Co., Class A	18,500	934,065
Twenty-First Century Fox, Inc., Class A	351,678	12,129,374
Viacom, Inc., Class B	68,922	3,928,554
World Wrestling Entertainment, Inc., Class A (c)	5,700	111,549
		157,837,856
Pharmaceuticals, Biotechnology & Life Sciences 9.9%
AbbVie, Inc.	336,196	23,537,082
ACADIA Pharmaceuticals, Inc. *	16,600	810,246
Accelerate Diagnostics, Inc. *	5,300	147,764
Achillion Pharmaceuticals, Inc. *	19,800	168,696
Acorda Therapeutics, Inc. *	8,400	288,624
Acura Pharmaceuticals, Inc. *	20,900	16,409
Aegerion Pharmaceuticals, Inc. *(c)	3,800	72,694
Affymetrix, Inc. *	25,500	279,480
Agilent Technologies, Inc.	62,917	2,576,451
Agios Pharmaceuticals, Inc. *	2,200	242,396
Akorn, Inc. *	15,400	710,094
Albany Molecular Research, Inc. *	8,800	186,032
Alder Biopharmaceuticals, Inc. *	6,300	292,446
Alexion Pharmaceuticals, Inc. *	43,500	8,588,640
Alkermes plc *	28,600	2,002,572
Allergan plc *	77,087	25,527,360
Alnylam Pharmaceuticals, Inc. *	13,500	1,720,305
AMAG Pharmaceuticals, Inc. *	6,600	421,740
Amgen, Inc.	149,489	26,398,263
Amicus Therapeutics, Inc. *	13,800	237,222
Anacor Pharmaceuticals, Inc. *	9,800	1,462,062
Aratana Therapeutics, Inc. *	10,100	177,962
Arena Pharmaceuticals, Inc. *	32,100	129,684
ARIAD Pharmaceuticals, Inc. *	57,200	466,752
ArQule, Inc. *	21,000	35,910
Array BioPharma, Inc. *	62,184	361,289
Arrowhead Research Corp. *(c)	10,700	66,126
AVEO Pharmaceuticals, Inc. *(c)	15,100	21,291
Baxalta, Inc. *	105,806	3,473,611
Bio-Rad Laboratories, Inc., Class A *	4,900	738,626
Bio-Techne Corp.	5,800	634,404
BioCryst Pharmaceuticals, Inc. *	23,900	369,972
BioDelivery Sciences International, Inc. *	14,119	115,070
Biogen, Inc. *	46,312	14,763,339
BioMarin Pharmaceutical, Inc. *	31,000	4,534,370
Biota Pharmaceuticals, Inc. *	26,016	61,918
Bluebird Bio, Inc. *	8,000	1,326,640
Bristol-Myers Squibb Co.	326,953	21,461,195
Bruker Corp. *	18,000	378,900
Cambrex Corp. *	7,200	354,600
Catalent, Inc. *	18,000	613,440
Security	Number of Shares	Value ($)
Celgene Corp. *	155,062	20,351,887
Celldex Therapeutics, Inc. *	25,800	607,590
Cempra, Inc. *	7,500	313,950
Cepheid *	16,200	900,558
Charles River Laboratories International, Inc. *	7,416	575,630
Chimerix, Inc. *	7,200	386,928
Clovis Oncology, Inc. *	8,400	709,212
Depomed, Inc. *	14,500	456,750
Durect Corp. *	14,500	34,075
Dyax Corp. *	31,000	762,910
Dynavax Technologies Corp. *(c)	10,950	322,040
Eli Lilly & Co.	192,289	16,250,343
Emergent Biosolutions, Inc. *	10,400	341,432
Endo International plc *	39,350	3,444,699
Endocyte, Inc. *(c)	11,300	58,308
Enzo Biochem, Inc. *	43,981	131,943
Enzon Pharmaceuticals, Inc.	21,300	29,181
EPIRUS Biopharmaceuticals, Inc. *(c)	843	5,471
Esperion Therapeutics, Inc. *	3,500	217,000
Exact Sciences Corp. *(c)	16,300	392,341
Exelixis, Inc. *(c)	44,700	256,131
Fluidigm Corp. *	6,000	120,180
Foundation Medicine, Inc. *(c)	6,500	131,918
Genomic Health, Inc. *	8,400	227,472
Geron Corp. *	46,200	187,110
Gilead Sciences, Inc.	288,692	34,025,239
GTx, Inc. *(c)	15,900	17,649
Halozyme Therapeutics, Inc. *	28,000	653,520
Harvard Apparatus Regenerative Technology, Inc. *	4,825	5,501
Harvard Bioscience, Inc. *	19,300	94,377
Heron Therapeutics, Inc. *	8,200	265,188
Horizon Pharma plc *	30,500	1,123,925
Hospira, Inc. *	32,870	2,940,221
Illumina, Inc. *	29,000	6,359,700
ImmunoGen, Inc. *	16,900	304,538
Immunomedics, Inc. *(c)	64,448	132,118
Impax Laboratories, Inc. *	13,800	668,748
Incyte Corp. *	32,200	3,357,816
Infinity Pharmaceuticals, Inc. *	19,600	171,304
Inovio Pharmaceuticals, Inc. *(c)	20,194	147,214
Insmed, Inc. *	15,000	406,500
Intercept Pharmaceuticals, Inc. *	2,700	712,287
Intrexon Corp. *	8,700	567,675
Ironwood Pharmaceuticals, Inc. *	19,800	206,910
Isis Pharmaceuticals, Inc. *	22,900	1,257,897
Jazz Pharmaceuticals plc *	11,400	2,191,536
Johnson & Johnson	541,909	54,304,701
Juno Therapeutics, Inc. *(c)	5,800	283,736
Keryx Biopharmaceuticals, Inc. *(c)	24,800	197,904
Kite Pharma, Inc. *(c)	2,900	211,033
KYTHERA Biopharmaceuticals, Inc. *	5,319	396,372
Lannett Co., Inc. *	8,800	524,480
Lexicon Pharmaceuticals, Inc. *	18,214	153,726
Ligand Pharmaceuticals, Inc. *	4,948	535,670
Luminex Corp. *	12,900	222,267
MacroGenics, Inc. *	7,500	282,000
Mallinckrodt plc *	21,702	2,690,180
MannKind Corp. *(c)	40,800	175,032
Medivation, Inc. *	15,200	1,601,016

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Merck & Co., Inc.	555,416	32,747,327
Merrimack Pharmaceuticals, Inc. *	38,590	389,759
Mettler-Toledo International, Inc. *	5,900	1,991,840
MiMedx Group, Inc. *	26,820	287,779
Momenta Pharmaceuticals, Inc. *	13,500	293,490
Mylan N.V. *	80,100	4,484,799
Myriad Genetics, Inc. *(c)	11,100	378,732
Nektar Therapeutics *	18,300	230,763
Neurocrine Biosciences, Inc. *	21,600	1,082,592
NewLink Genetics Corp. *	4,700	245,105
Novavax, Inc. *	52,500	633,150
Omeros Corp. *(c)	8,800	141,680
Oncothyreon, Inc. *	25,700	93,548
OPKO Health, Inc. *(c)	57,500	941,275
Orexigen Therapeutics, Inc. *(c)	32,750	131,000
OvaScience, Inc. *	4,900	139,650
Pacira Pharmaceuticals, Inc. *	6,500	431,730
Pain Therapeutics, Inc. *	18,600	35,154
PAREXEL International Corp. *	9,300	641,328
PDL BioPharma, Inc.	28,700	167,034
PerkinElmer, Inc.	23,577	1,247,695
Perrigo Co., plc	29,700	5,708,340
Pfizer, Inc.	1,203,425	43,395,505
Portola Pharmaceuticals, Inc. *	13,300	657,552
POZEN, Inc. *	16,100	186,760
Prestige Brands Holdings, Inc. *	8,500	404,770
Prothena Corp. plc *	8,919	588,386
PTC Therapeutics, Inc. *	5,885	301,371
Puma Biotechnology, Inc. *	4,800	434,880
Quintiles Transnational Holdings, Inc. *	18,800	1,442,336
Raptor Pharmaceutical Corp. *	29,942	426,374
Receptos, Inc. *	5,500	1,253,230
Regeneron Pharmaceuticals, Inc. *	14,900	8,249,534
Relypsa, Inc. *	7,400	245,014
Repligen Corp. *	9,886	346,109
Retrophin, Inc. *	9,400	298,356
Rigel Pharmaceuticals, Inc. *	48,200	143,636
Sagent Pharmaceuticals, Inc. *	9,800	240,884
Sangamo BioSciences, Inc. *	14,600	133,590
Sarepta Therapeutics, Inc. *(c)	9,800	312,816
Seattle Genetics, Inc. *	17,900	856,873
Sequenom, Inc. *(c)	87,600	247,032
Spectrum Pharmaceuticals, Inc. *	24,200	167,343
Sucampo Pharmaceuticals, Inc., Class A *	12,400	270,196
Synta Pharmaceuticals Corp. *	43,900	93,068
TESARO, Inc. *	6,195	359,310
Tetraphase Pharmaceuticals, Inc. *	5,600	266,280
The Medicines Co. *	10,600	332,734
TherapeuticsMD, Inc. *	35,777	278,703
Theravance Biopharma, Inc. *(c)	3,914	49,082
Theravance, Inc. (c)	13,700	209,884
Thermo Fisher Scientific, Inc.	77,302	10,785,948
Ultragenyx Pharmaceutical, Inc. *	6,000	725,580
United Therapeutics Corp. *	9,100	1,541,176
Vanda Pharmaceuticals, Inc. *(c)	13,953	170,785
Vertex Pharmaceuticals, Inc. *	49,844	6,728,940
Vical, Inc. *	34,400	22,154
VIVUS, Inc. *(c)	23,400	35,334
Waters Corp. *	16,100	2,149,189
XenoPort, Inc. *	37,200	271,560
Security	Number of Shares	Value ($)
ZIOPHARM Oncology, Inc. *(c)	56,711	757,659
Zoetis, Inc.	101,079	4,950,849
		452,949,268
Real Estate 4.0%
Acadia Realty Trust	23,300	745,134
AG Mortgage Investment Trust, Inc.	12,000	218,400
Agree Realty Corp.	5,000	154,950
Alexander & Baldwin, Inc.	6,400	241,600
Alexander's, Inc.	800	324,376
Alexandria Real Estate Equities, Inc.	15,800	1,464,818
Altisource Portfolio Solutions S.A. *(c)	2,800	91,448
Altisource Residential Corp.	10,789	177,587
American Assets Trust, Inc.	8,000	332,960
American Campus Communities, Inc.	29,900	1,115,868
American Capital Agency Corp.	72,900	1,404,054
American Capital Mortgage Investment Corp.	14,600	235,644
American Homes 4 Rent, Class A	24,300	402,165
American Realty Investors, Inc. *	1,537	7,931
American Tower Corp.	82,944	7,888,804
Annaly Capital Management, Inc.	200,600	1,995,970
Anworth Mortgage Asset Corp.	24,200	121,000
Apartment Investment & Management Co., Class A	39,211	1,532,366
Apollo Commercial Real Estate Finance, Inc.	11,400	192,432
Apollo Residential Mortgage, Inc.	12,900	186,792
ARMOUR Residential REIT, Inc.	61,000	173,240
Ashford Hospitality Prime, Inc.	2,168	31,566
Ashford Hospitality Trust, Inc.	9,000	78,660
Associated Estates Realty Corp.	14,800	425,500
AV Homes, Inc. *	6,500	96,005
AvalonBay Communities, Inc.	26,919	4,639,220
BioMed Realty Trust, Inc.	31,700	682,818
Blackstone Mortgage Trust, Inc., Class A	18,102	528,035
Boston Properties, Inc.	31,100	3,834,008
Brandywine Realty Trust	62,663	862,870
Brixmor Property Group, Inc.	31,600	773,252
Camden Property Trust	17,500	1,393,525
Campus Crest Communities, Inc.	17,900	102,030
Capstead Mortgage Corp.	21,740	240,662
CareTrust REIT, Inc.	7,131	92,560
CBL & Associates Properties, Inc.	26,785	437,667
CBRE Group, Inc., Class A *	57,000	2,164,290
Cedar Realty Trust, Inc.	33,200	222,440
Chambers Street Properties	37,300	276,766
Chatham Lodging Trust	8,234	222,483
Chesapeake Lodging Trust	8,500	272,595
Chimera Investment Corp.	33,940	482,966
CIM Commercial Trust Corp.	9,700	150,932
Colony Capital, Inc., Class A	19,300	438,496
Columbia Property Trust, Inc.	20,200	488,032
Communications Sales & Leasing, Inc. *	21,853	455,635
Consolidated-Tomoka Land Co.	2,000	115,860
CoreSite Realty Corp.	3,400	170,680
Corporate Office Properties Trust	14,400	333,072
Corrections Corp. of America	20,285	713,423

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Cousins Properties, Inc.	53,345	553,721
Crown Castle International Corp.	65,323	5,350,607
CubeSmart	41,400	1,083,024
CyrusOne, Inc.	10,000	307,400
CYS Investments, Inc.	25,500	197,880
DCT Industrial Trust, Inc.	15,900	552,684
DDR Corp.	54,584	889,719
DiamondRock Hospitality Co.	59,386	748,857
Digital Realty Trust, Inc.	27,300	1,754,571
Douglas Emmett, Inc.	24,948	731,226
Duke Realty Corp.	59,590	1,201,930
DuPont Fabros Technology, Inc.	9,200	277,380
Dynex Capital, Inc.	21,998	162,125
EastGroup Properties, Inc.	6,300	379,260
Education Realty Trust, Inc.	9,166	290,012
Empire State Realty Trust, Inc., Class A	22,502	400,086
EPR Properties	9,600	548,352
Equinix, Inc.	10,686	2,980,432
Equity Commonwealth *	23,450	614,390
Equity LifeStyle Properties, Inc.	20,700	1,198,116
Equity One, Inc.	12,100	310,607
Equity Residential	73,500	5,498,535
Essex Property Trust, Inc.	12,989	2,921,356
Extra Space Storage, Inc.	23,200	1,705,664
Federal Realty Investment Trust	15,200	2,079,208
FelCor Lodging Trust, Inc.	28,000	262,080
First Industrial Realty Trust, Inc.	15,900	332,946
First Potomac Realty Trust	14,800	167,980
Forest City Enterprises, Inc., Class A *	33,700	786,895
Forestar Group, Inc. *	4,933	63,142
Franklin Street Properties Corp.	22,500	264,825
Gaming & Leisure Properties, Inc.	21,618	707,990
General Growth Properties, Inc.	125,309	3,400,886
Getty Realty Corp.	9,500	157,890
Government Properties Income Trust	9,900	170,973
Gramercy Property Trust, Inc.	6,807	166,499
Griffin Industrial Realty, Inc.	300	9,408
Hatteras Financial Corp.	13,800	224,388
HCP, Inc.	89,348	3,452,407
Health Care REIT, Inc.	71,958	4,991,726
Healthcare Realty Trust, Inc.	15,800	379,832
Healthcare Trust of America, Inc., Class A	21,000	527,730
Hersha Hospitality Trust	10,000	271,200
Highwoods Properties, Inc.	17,261	730,658
Home Properties, Inc.	9,500	700,150
Hospitality Properties Trust	24,500	671,790
Host Hotels & Resorts, Inc.	146,663	2,842,329
Hudson Pacific Properties, Inc.	9,100	280,098
Inland Real Estate Corp.	20,300	199,346
Invesco Mortgage Capital, Inc.	22,300	321,343
Investors Real Estate Trust	28,600	206,206
Iron Mountain, Inc.	36,173	1,086,999
iStar Financial, Inc. *	13,390	175,409
Jones Lang LaSalle, Inc.	9,300	1,655,772
Kennedy-Wilson Holdings, Inc.	12,200	308,904
Kilroy Realty Corp.	15,400	1,091,090
Kimco Realty Corp.	74,295	1,835,829
Kite Realty Group Trust	15,825	417,780
Lamar Advertising Co., Class A	16,100	966,805
LaSalle Hotel Properties	19,700	655,419
Security	Number of Shares	Value ($)
Lexington Realty Trust	33,567	288,676
Liberty Property Trust	33,100	1,126,393
LTC Properties, Inc.	8,700	381,669
Mack-Cali Realty Corp.	18,500	385,540
Maui Land & Pineapple Co., Inc. *	800	4,136
Medical Properties Trust, Inc.	65,300	892,651
MFA Financial, Inc.	60,500	455,565
Mid-America Apartment Communities, Inc.	12,844	1,031,887
Monmouth Real Estate Investment Corp.	18,100	181,362
Monogram Residential Trust, Inc.	55,400	517,436
National Health Investors, Inc.	5,900	384,975
National Retail Properties, Inc.	29,220	1,086,107
New Century Financial Corp. *(b)(e)	3,600	—
New Residential Investment Corp.	45,250	709,973
New Senior Investment Group, Inc.	20,583	266,344
New York Mortgage Trust, Inc. (c)	18,600	139,128
New York REIT, Inc.	28,100	291,116
Newcastle Investment Corp.	20,583	101,063
NorthStar Realty Finance Corp.	45,075	721,200
Omega Healthcare Investors, Inc.	32,494	1,178,232
One Liberty Properties, Inc.	1,400	31,640
Outfront Media, Inc.	24,003	603,195
Paramount Group, Inc.	45,900	820,233
Parkway Properties, Inc.	14,940	268,024
Pebblebrook Hotel Trust	12,300	500,610
Pennsylvania Real Estate Investment Trust	13,900	304,688
PennyMac Mortgage Investment Trust	14,400	255,744
Physicians Realty Trust	10,600	170,024
Piedmont Office Realty Trust, Inc., Class A	27,500	500,775
Plum Creek Timber Co., Inc.	37,947	1,555,827
Post Properties, Inc.	8,200	466,908
Potlatch Corp.	5,753	201,413
Preferred Apartment Communities, Inc., Class A	3,700	41,921
Prologis, Inc.	106,534	4,326,346
PS Business Parks, Inc.	3,000	230,970
Public Storage	28,097	5,764,943
RAIT Financial Trust	16,199	84,883
Ramco-Gershenson Properties Trust	22,500	381,150
Rayonier, Inc.	20,882	513,697
Realogy Holdings Corp. *	29,400	1,338,288
Realty Income Corp.	48,035	2,319,610
Redwood Trust, Inc.	19,700	305,350
Regency Centers Corp.	17,233	1,102,395
Resource Capital Corp.	28,600	102,388
Retail Opportunity Investments Corp.	14,400	246,960
Retail Properties of America, Inc., Class A	41,600	605,696
RLJ Lodging Trust	30,400	906,832
Rouse Properties, Inc.	10,715	188,584
Ryman Hospitality Properties, Inc.	7,837	448,120
Sabra Health Care REIT, Inc.	13,700	374,695
Saul Centers, Inc.	4,700	243,836
Select Income REIT	14,600	293,022
Senior Housing Properties Trust	37,819	653,134
Silver Bay Realty Trust Corp.	13,033	211,265
Simon Property Group, Inc.	61,905	11,589,854

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
SL Green Realty Corp.	19,566	2,252,829
Sovran Self Storage, Inc.	6,626	630,861
Spirit Realty Capital, Inc.	69,048	700,837
STAG Industrial, Inc.	11,900	233,716
Starwood Property Trust, Inc.	50,873	1,106,997
Starwood Waypoint Residential Trust	6,440	157,651
Strategic Hotels & Resorts, Inc. *	42,000	574,140
Summit Hotel Properties, Inc.	9,600	130,848
Sun Communities, Inc.	11,300	785,463
Sunstone Hotel Investors, Inc.	60,145	846,240
Tanger Factory Outlet Centers, Inc.	15,600	506,688
Taubman Centers, Inc.	14,900	1,114,520
Tejon Ranch Co. *	3,674	91,189
The Geo Group, Inc.	11,899	449,187
The Howard Hughes Corp. *	6,300	856,548
The Macerich Co.	27,405	2,169,380
The St. Joe Co. *	18,800	305,500
Two Harbors Investment Corp.	60,300	616,266
UDR, Inc.	50,961	1,722,991
UMH Properties, Inc.	7,900	75,840
Universal Health Realty Income Trust	4,700	230,159
Urban Edge Properties	16,046	344,508
Urstadt Biddle Properties, Inc., Class A	4,500	85,950
Ventas, Inc.	66,966	4,492,749
VEREIT, Inc.	178,200	1,561,032
Vornado Realty Trust	34,092	3,325,675
Washington Real Estate Investment Trust	9,700	260,348
Weingarten Realty Investors	17,175	604,217
Western Asset Mortgage Capital Corp. (c)	4,607	63,899
Weyerhaeuser Co.	99,992	3,068,755
Whitestone REIT	2,100	27,153
WP Carey, Inc.	22,700	1,389,013
WP GLIMCHER, Inc.	33,804	457,706
Xenia Hotels & Resorts, Inc. (c)	35,200	729,696
		183,020,477
Retailing 4.9%
Aaron's, Inc.	14,675	542,681
Abercrombie & Fitch Co., Class A	11,800	237,062
Advance Auto Parts, Inc.	15,340	2,672,381
Aeropostale, Inc. *(c)	25,600	38,656
Amazon.com, Inc. *	74,825	40,117,424
America's Car-Mart, Inc. *	6,850	316,881
American Eagle Outfitters, Inc.	40,750	723,312
ANN, Inc. *	6,625	303,094
Asbury Automotive Group, Inc. *	6,500	573,950
Ascena Retail Group, Inc. *	21,236	265,875
AutoNation, Inc. *	13,800	860,292
AutoZone, Inc. *	6,600	4,626,204
Barnes & Noble, Inc. *	7,400	194,546
Bed Bath & Beyond, Inc. *	35,500	2,315,665
Best Buy Co., Inc.	55,725	1,799,360
Big Lots, Inc.	14,700	634,746
Burlington Stores, Inc. *	17,000	935,680
Cabela's, Inc. *	7,700	342,111
Caleres, Inc.	6,675	220,542
CarMax, Inc. *	40,246	2,596,269
Chico's FAS, Inc.	26,200	398,764
Security	Number of Shares	Value ($)
Christopher & Banks Corp. *	13,400	43,282
Conn's, Inc. *	7,900	272,708
Core-Mark Holding Co., Inc.	4,000	254,280
CST Brands, Inc.	12,286	465,394
Destination Maternity Corp.	5,000	49,350
Dick's Sporting Goods, Inc.	17,500	892,150
Dillard's, Inc., Class A	4,300	438,084
Dollar General Corp.	59,625	4,792,061
Dollar Tree, Inc. *	43,344	3,382,132
DSW, Inc., Class A	11,560	375,931
Expedia, Inc.	19,472	2,364,680
Express, Inc. *	12,600	239,904
Five Below, Inc. *	7,800	287,586
Foot Locker, Inc.	29,900	2,109,445
Francesca's Holdings Corp. *	13,300	161,728
Fred's, Inc., Class A	6,700	120,868
FTD Cos., Inc. *	8,070	235,079
GameStop Corp., Class A (c)	19,348	887,106
Genesco, Inc. *	4,300	278,167
Genuine Parts Co.	32,800	2,917,560
GNC Holdings, Inc., Class A	15,500	762,755
Group 1 Automotive, Inc.	4,400	426,668
Groupon, Inc. *	88,400	426,088
Guess?, Inc.	7,900	172,931
Hibbett Sports, Inc. *	3,543	161,384
HSN, Inc.	6,269	460,834
J.C. Penney Co., Inc. *	50,700	417,768
Kirkland's, Inc.	8,700	237,336
Kohl's Corp.	39,600	2,428,272
L Brands, Inc.	47,520	3,835,814
Lands' End, Inc. *(c)	7,747	182,674
Liberty Interactive Corp., QVC Group, Class A *	89,109	2,588,616
Liberty TripAdvisor Holdings, Inc., Class A *	13,830	405,081
Liberty Ventures, Series A *	25,347	1,051,394
Lithia Motors, Inc., Class A	3,300	394,977
LKQ Corp. *	58,900	1,852,994
Lowe's Cos., Inc.	184,351	12,786,585
Lumber Liquidators Holdings, Inc. *(c)	4,600	88,780
Macy's, Inc.	63,863	4,410,379
MarineMax, Inc. *	16,300	294,378
Mattress Firm Holding Corp. *	3,200	197,920
Monro Muffler Brake, Inc.	4,462	282,222
Murphy USA, Inc. *	6,875	376,475
Netflix, Inc. *	82,047	9,378,793
Nordstrom, Inc.	26,300	2,006,953
O'Reilly Automotive, Inc. *	19,799	4,757,898
Office Depot, Inc. *	99,656	797,248
Orbitz Worldwide, Inc. *	22,152	249,875
Outerwall, Inc.	5,000	354,100
Pacific Sunwear of California, Inc. *	41,175	26,393
Penske Automotive Group, Inc.	13,200	712,800
Pier 1 Imports, Inc.	15,800	186,598
Pool Corp.	6,662	469,138
Rent-A-Center, Inc.	7,750	207,623
Restoration Hardware Holdings, Inc. *	6,300	639,198
Ross Stores, Inc.	80,400	4,274,064
Sally Beauty Holdings, Inc. *	24,850	740,281
Sears Holdings Corp. *(c)	11,385	245,347
Select Comfort Corp. *	12,200	317,688

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Shoe Carnival, Inc.	6,300	178,353
Shutterfly, Inc. *	6,300	272,475
Signet Jewelers Ltd.	16,800	2,036,496
Sonic Automotive, Inc., Class A	11,200	260,848
Stage Stores, Inc.	14,275	251,240
Staples, Inc.	118,900	1,749,019
Stein Mart, Inc.	10,300	104,957
Systemax, Inc. *	8,000	54,560
Target Corp.	121,878	9,975,714
The Buckle, Inc.	3,875	171,391
The Cato Corp., Class A	7,100	272,711
The Children's Place, Inc.	3,600	208,440
The Finish Line, Inc., Class A	7,161	196,856
The Gap, Inc.	51,800	1,889,664
The Home Depot, Inc.	254,163	29,744,696
The Men's Wearhouse, Inc.	6,600	392,832
The Michaels Cos., Inc. *	16,000	405,440
The Pep Boys - Manny, Moe & Jack *	19,400	229,890
The Priceline Group, Inc. *	10,036	12,480,469
The TJX Cos., Inc.	133,447	9,317,270
Tiffany & Co.	22,200	2,124,540
Tractor Supply Co.	25,700	2,377,764
Trans World Entertainment Corp. *	9,700	34,144
TripAdvisor, Inc. *	22,272	1,767,951
Tuesday Morning Corp. *	10,800	101,304
Ulta Salon, Cosmetics & Fragrance, Inc. *	12,100	2,008,963
Urban Outfitters, Inc. *	18,000	587,160
Vitamin Shoppe, Inc. *	4,200	154,392
VOXX International Corp. *	9,100	72,800
West Marine, Inc. *	8,200	74,456
Williams-Sonoma, Inc.	16,200	1,371,492
Winmark Corp.	1,700	172,312
Zumiez, Inc. *	10,500	274,050
		222,203,961
Semiconductors & Semiconductor Equipment 2.2%
Advanced Energy Industries, Inc. *	4,500	117,855
Advanced Micro Devices, Inc. *(c)	123,300	237,969
Altera Corp.	63,700	3,163,342
Amkor Technology, Inc. *	35,700	157,437
Amtech Systems, Inc. *	3,500	23,135
ANADIGICS, Inc. *	8,150	5,135
Analog Devices, Inc.	60,249	3,514,324
Applied Materials, Inc.	245,798	4,267,053
Applied Micro Circuits Corp. *	21,300	132,273
Atmel Corp.	110,700	916,596
Avago Technologies Ltd.	51,300	6,419,682
AXT, Inc. *	3,500	8,225
Broadcom Corp., Class A	111,590	5,647,570
Brooks Automation, Inc.	11,885	125,387
Cabot Microelectronics Corp. *	5,660	256,624
Cavium, Inc. *	10,400	705,120
CEVA, Inc. *	7,233	135,474
Cirrus Logic, Inc. *	9,800	323,498
Cohu, Inc.	7,500	74,325
Cree, Inc. *(c)	20,900	515,185
Cypress Semiconductor Corp. *	69,226	794,715
Diodes, Inc. *	11,012	244,356
DSP Group, Inc. *	6,300	54,999
Entegris, Inc. *	19,299	285,915
Security	Number of Shares	Value ($)
Exar Corp. *	9,834	77,394
Fairchild Semiconductor International, Inc. *	17,800	268,068
First Solar, Inc. *	13,279	588,260
FormFactor, Inc. *	14,600	105,558
Freescale Semiconductor Ltd. *	21,400	853,218
GSI Technology, Inc. *	8,500	43,775
Integrated Device Technology, Inc. *	26,920	514,441
Integrated Silicon Solution, Inc.	9,338	204,782
Intel Corp.	924,297	26,758,398
Intersil Corp., Class A	26,764	297,883
IXYS Corp.	6,900	72,174
KLA-Tencor Corp.	29,000	1,538,450
Kopin Corp. *	19,600	58,408
Kulicke & Soffa Industries, Inc. *	18,500	192,585
Lam Research Corp.	30,267	2,326,624
Lattice Semiconductor Corp. *	25,100	123,492
Linear Technology Corp.	41,900	1,717,900
Marvell Technology Group Ltd.	73,200	910,608
Maxim Integrated Products, Inc.	55,700	1,896,028
MaxLinear, Inc., Class A *	4,422	48,111
Micrel, Inc.	9,700	135,315
Microchip Technology, Inc.	42,875	1,836,765
Micron Technology, Inc. *	208,307	3,855,763
Microsemi Corp. *	28,952	953,679
MKS Instruments, Inc.	7,900	280,450
Monolithic Power Systems, Inc.	6,500	336,115
MoSys, Inc. *	6,400	8,896
Nanometrics, Inc. *	5,300	72,504
NVIDIA Corp.	97,000	1,935,150
OmniVision Technologies, Inc. *	13,900	339,438
ON Semiconductor Corp. *	75,165	798,252
PDF Solutions, Inc. *	9,699	135,883
Pericom Semiconductor Corp.	6,600	79,002
Photronics, Inc. *	18,000	148,500
PMC-Sierra, Inc. *	27,300	185,913
Power Integrations, Inc.	4,200	162,792
Qorvo, Inc. *	30,074	1,742,788
QuickLogic Corp. *(c)	27,600	37,536
Rambus, Inc. *	19,600	256,564
Rudolph Technologies, Inc. *	16,418	184,210
Semtech Corp. *	21,700	381,703
Silicon Laboratories, Inc. *	5,000	224,950
Skyworks Solutions, Inc.	35,789	3,423,934
SunEdison, Inc. *	58,000	1,350,240
SunPower Corp. *	6,800	183,804
Synaptics, Inc. *	8,450	670,761
Teradyne, Inc.	34,959	673,310
Tessera Technologies, Inc.	11,100	384,726
Texas Instruments, Inc.	205,597	10,275,738
Ultratech, Inc. *	4,800	76,416
Veeco Instruments, Inc. *	8,800	227,744
Xcerra Corp. *	19,192	120,622
Xilinx, Inc.	47,500	1,983,125
		100,184,939
Software & Services 10.6%
Accenture plc, Class A	121,997	12,579,111
ACI Worldwide, Inc. *	23,100	546,777
Activision Blizzard, Inc.	98,232	2,533,403
Actua Corp. *	8,050	118,577

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Acxiom Corp. *	13,300	238,203
Adobe Systems, Inc. *	91,810	7,527,502
Akamai Technologies, Inc. *	37,038	2,841,185
Alliance Data Systems Corp. *	12,644	3,477,606
Amdocs Ltd.	34,600	2,029,290
Angie's List, Inc. *(c)	22,248	111,240
ANSYS, Inc. *	19,286	1,815,777
Aspen Technology, Inc. *	15,400	683,452
Autodesk, Inc. *	44,300	2,240,694
Automatic Data Processing, Inc.	89,762	7,160,315
Bankrate, Inc. *	14,600	133,152
Bazaarvoice, Inc. *	15,200	85,728
Blackbaud, Inc.	13,400	819,544
Blackhawk Network Holdings, Inc. *	12,003	551,298
Blucora, Inc. *	11,572	163,975
Booz Allen Hamilton Holding Corp.	24,800	687,704
Bottomline Technologies de, Inc. *	8,800	241,648
Broadridge Financial Solutions, Inc.	19,725	1,070,476
BroadSoft, Inc. *	6,500	226,980
CA, Inc.	69,408	2,022,202
CACI International, Inc., Class A *	4,100	336,733
Cadence Design Systems, Inc. *	47,500	996,075
Callidus Software, Inc. *	16,546	274,664
Cardtronics, Inc. *	8,800	326,216
CDK Global, Inc.	32,620	1,684,497
Ciber, Inc. *	24,900	82,419
Citrix Systems, Inc. *	30,800	2,328,788
Cognizant Technology Solutions Corp., Class A *	117,100	7,389,010
CommVault Systems, Inc. *	6,900	258,543
Computer Sciences Corp.	27,638	1,808,354
comScore, Inc. *	7,500	438,750
Comverse, Inc. *	6,250	126,688
Constant Contact, Inc. *	7,000	180,880
Convergys Corp.	16,000	401,760
CoreLogic, Inc. *	23,100	911,064
Cornerstone OnDemand, Inc. *	7,100	256,026
CoStar Group, Inc. *	6,600	1,328,514
Covisint Corp. *	4,460	13,291
CSG Systems International, Inc.	8,900	276,790
Dealertrack Technologies, Inc. *	10,700	664,149
Demand Media, Inc. *	5,920	35,224
Demandware, Inc. *	6,800	513,808
Digimarc Corp. *	3,542	140,759
DST Systems, Inc.	5,900	643,985
EarthLink Holdings Corp.	17,050	125,147
eBay, Inc. *	215,744	6,066,721
Ebix, Inc. (c)	17,503	542,418
Edgewater Technology, Inc. *	767	5,438
Electronic Arts, Inc. *	62,500	4,471,875
Ellie Mae, Inc. *	11,293	885,936
Endurance International Group Holdings, Inc. *(c)	13,300	268,793
EnerNOC, Inc. *	9,754	80,275
Envestnet, Inc. *	7,300	330,617
EPAM Systems, Inc. *	7,800	578,058
Epiq Systems, Inc.	8,525	141,089
Euronet Worldwide, Inc. *	8,800	602,800
EVERTEC, Inc.	14,000	263,480
ExlService Holdings, Inc. *	7,200	279,144
Facebook, Inc., Class A *	410,907	38,629,367
FactSet Research Systems, Inc.	6,650	1,101,639
Security	Number of Shares	Value ($)
Fair Isaac Corp.	4,744	430,233
FalconStor Software, Inc. *	1,200	1,680
Fidelity National Information Services, Inc.	51,091	3,342,884
FireEye, Inc. *	9,700	431,553
Fiserv, Inc. *	48,600	4,221,396
FleetCor Technologies, Inc. *	14,800	2,291,336
Forrester Research, Inc.	6,800	212,704
Fortinet, Inc. *	26,700	1,274,658
Gartner, Inc. *	18,100	1,603,117
Genpact Ltd. *	28,274	627,966
Global Cash Access Holdings, Inc. *	28,300	142,915
Global Payments, Inc.	11,440	1,282,310
Glu Mobile, Inc. *	38,900	228,148
Gogo, Inc. *(c)	16,000	291,680
Google, Inc., Class A *	55,976	36,804,220
Google, Inc., Class C *	56,127	35,113,612
GSE Systems, Inc. *	2,424	3,878
Guidewire Software, Inc. *	14,700	868,035
Heartland Payment Systems, Inc.	7,700	479,710
Higher One Holdings, Inc. *	19,400	45,008
HomeAway, Inc. *	15,400	462,616
IAC/InterActiveCorp	12,672	979,039
Imperva, Inc. *	11,562	759,623
Infoblox, Inc. *	8,600	202,100
Informatica Corp. *	18,000	873,360
Information Services Group, Inc.	7,500	33,000
Interactive Intelligence Group, Inc. *	2,900	120,234
Internap Corp. *	13,200	121,572
International Business Machines Corp.	178,451	28,907,277
Intralinks Holdings, Inc. *	12,200	138,592
Intuit, Inc.	54,530	5,767,638
j2 Global, Inc.	9,000	633,600
Jack Henry & Associates, Inc.	13,800	964,068
Jive Software, Inc. *	27,994	132,132
Leidos Holdings, Inc.	11,000	448,800
LendingClub Corp. *	17,200	249,572
LinkedIn Corp., Class A *	21,300	4,329,438
Lionbridge Technologies, Inc. *	19,500	114,660
Liquidity Services, Inc. *	15,481	139,019
LivePerson, Inc. *	19,700	189,317
LogMeIn, Inc. *	7,600	559,208
Looksmart Ltd. *	160	71
Manhattan Associates, Inc. *	11,600	751,912
ManTech International Corp., Class A	8,600	256,366
Marketo, Inc. *	6,684	203,260
MasterCard, Inc., Class A	189,856	18,491,974
Mattersight Corp. *	190	1,245
MAXIMUS, Inc.	11,300	770,773
Mentor Graphics Corp.	23,800	620,942
Microsoft Corp.	1,583,818	73,964,301
MicroStrategy, Inc., Class A *	2,256	459,886
Millennial Media, Inc. *	21,300	36,636
ModusLink Global Solutions, Inc. *	10,450	33,963
MoneyGram International, Inc. *	9,037	92,177
Monotype Imaging Holdings, Inc.	6,500	162,045
Monster Worldwide, Inc. *	35,800	252,390
NetScout Systems, Inc. *	7,300	291,124
NetSuite, Inc. *	7,900	780,836
NeuStar, Inc., Class A *(c)	9,300	287,091
NIC, Inc.	8,000	144,320

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Nuance Communications, Inc. *	59,974	1,087,329
Oracle Corp.	622,513	24,863,169
Pandora Media, Inc. *	38,400	672,768
Paychex, Inc.	61,864	2,870,490
PayPal Holdings, Inc. *	215,744	8,349,293
Pegasystems, Inc.	12,800	346,752
Perficient, Inc. *	7,800	126,594
PRGX Global, Inc. *	11,000	45,980
Progress Software Corp. *	9,300	276,024
Proofpoint, Inc. *	9,000	582,300
PROS Holdings, Inc. *	7,826	171,155
PTC, Inc. *	19,780	719,003
Qlik Technologies, Inc. *	14,100	570,486
Qualys, Inc. *	5,600	206,976
Rackspace Hosting, Inc. *	23,700	806,511
RealNetworks, Inc. *	12,725	59,553
RealPage, Inc. *	10,500	201,600
Red Hat, Inc. *	36,600	2,894,328
Reis, Inc.	1,400	34,244
Rightside Group Ltd. *	5,920	42,328
Rovi Corp. *	15,412	169,378
Sabre Corp.	20,500	545,300
salesforce.com, Inc. *	120,222	8,812,273
Science Applications International Corp.	6,285	337,379
Seachange International, Inc. *	9,250	63,733
ServiceNow, Inc. *	27,100	2,181,550
ServiceSource International, Inc. *	14,400	76,320
Shutterstock, Inc. *	4,000	213,720
SolarWinds, Inc. *	12,000	478,680
Solera Holdings, Inc.	11,400	417,126
Splunk, Inc. *	27,000	1,888,380
SPS Commerce, Inc. *	9,300	670,995
SS&C Technologies Holdings, Inc.	11,700	795,951
Stamps.com, Inc. *	5,827	399,732
StarTek, Inc. *	3,900	14,664
support.com, Inc. *	18,400	22,264
Sykes Enterprises, Inc. *	11,026	268,814
Symantec Corp.	139,573	3,173,890
Synchronoss Technologies, Inc. *	8,100	387,180
Synopsys, Inc. *	28,084	1,427,791
Syntel, Inc. *	8,600	375,734
Tableau Software, Inc., Class A *	8,442	884,215
Take-Two Interactive Software, Inc. *	12,900	407,382
Tangoe, Inc. *	8,200	90,364
TeleCommunication Systems, Inc., Class A *	10,800	39,636
TeleTech Holdings, Inc.	9,100	246,883
Teradata Corp. *	27,000	1,001,970
Textura, Corp. *	6,941	201,289
The Hackett Group, Inc.	7,200	92,160
The Ultimate Software Group, Inc. *	4,600	847,366
The Western Union Co.	102,032	2,065,128
TiVo, Inc. *	17,800	177,288
Total System Services, Inc.	27,404	1,266,613
Twitter, Inc. *	105,800	3,280,858
Tyler Technologies, Inc. *	6,800	948,872
Unisys Corp. *	18,200	288,834
United Online, Inc. *	2,478	34,444
Unwired Planet, Inc. *	7,771	4,880
Vantiv, Inc., Class A *	24,900	1,095,600
Security	Number of Shares	Value ($)
VASCO Data Security International, Inc. *(c)	9,200	187,588
VeriFone Systems, Inc. *	18,000	579,240
Verint Systems, Inc. *	9,510	553,672
VeriSign, Inc. *	22,275	1,580,188
VirnetX Holding Corp. *(c)	10,600	49,078
Virtusa Corp. *	4,700	225,318
Visa, Inc., Class A	375,804	28,313,073
VMware, Inc., Class A *	17,100	1,524,123
Web.com Group, Inc. *	8,923	222,093
WebMD Health Corp. *	7,074	308,285
WEX, Inc. *	6,400	653,056
Workday, Inc., Class A *	20,100	1,695,033
Xerox Corp.	214,156	2,359,999
Yahoo! Inc. *	169,444	6,213,511
Yelp, Inc. *	14,300	377,520
Zendesk, Inc. *	15,000	309,450
Zillow Group, Inc., Class A *(c)	8,797	716,955
Zynga, Inc., Class A *	127,000	314,960
		485,923,504
Technology Hardware & Equipment 6.0%
3D Systems Corp. *(c)	18,800	247,408
ADTRAN, Inc.	9,100	150,150
Agilysys, Inc. *	8,460	71,656
Amphenol Corp., Class A	60,800	3,429,728
Anixter International, Inc. *	4,000	264,840
Apple, Inc.	1,128,062	136,833,921
ARRIS Group, Inc. *	24,075	744,399
Arrow Electronics, Inc. *	18,532	1,077,636
Aviat Networks, Inc. *	18,877	21,520
Avnet, Inc.	26,588	1,109,517
AVX Corp.	14,000	188,580
Badger Meter, Inc.	4,000	235,280
Belden, Inc.	6,900	408,687
Benchmark Electronics, Inc. *	7,830	172,730
Black Box Corp.	4,100	64,206
Brocade Communications Systems, Inc.	106,135	1,088,945
CalAmp Corp. *	4,000	68,440
CDW Corp.	24,400	876,692
Checkpoint Systems, Inc.	7,100	62,054
Ciena Corp. *	17,970	457,336
Cisco Systems, Inc.	998,840	28,387,033
Cognex Corp.	14,800	669,996
Coherent, Inc. *	4,100	237,595
CommScope Holding Co., Inc. *	27,582	865,247
Comtech Telecommunications Corp.	4,175	120,282
Corning, Inc.	239,007	4,464,651
Cray, Inc. *	7,600	197,144
CTS Corp.	8,800	165,352
Daktronics, Inc.	8,700	99,441
Diebold, Inc.	12,900	439,245
Digi International, Inc. *	9,100	92,092
Dolby Laboratories, Inc., Class A	8,800	309,320
DTS, Inc. *	4,300	122,507
Echelon Corp. *	7,200	4,176
EchoStar Corp., Class A *	6,740	312,871
Electro Rent Corp.	7,100	71,355
Electro Scientific Industries, Inc.	9,900	45,540
Electronics for Imaging, Inc. *	15,500	708,350

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
EMC Corp.	383,499	10,312,288
Extreme Networks, Inc. *	27,500	63,800
F5 Networks, Inc. *	13,100	1,757,234
Fabrinet *	11,108	206,164
FARO Technologies, Inc. *	3,000	131,670
FEI Co.	10,000	859,700
Finisar Corp. *	15,800	275,078
FLIR Systems, Inc.	26,100	803,619
Frequency Electronics, Inc. *	500	5,575
Harmonic, Inc. *	20,042	120,452
Harris Corp.	22,755	1,887,300
Hewlett-Packard Co.	361,236	11,024,923
Hutchinson Technology, Inc. *(c)	6,000	10,920
I.D. Systems, Inc. *	5,500	30,745
Identiv, Inc. *	120	552
II-VI, Inc. *	13,000	221,000
Imation Corp. *	5,500	22,550
Immersion Corp. *	4,300	58,996
Infinera Corp. *	27,300	653,562
Ingram Micro, Inc., Class A *	25,500	694,365
Insight Enterprises, Inc. *	8,950	241,561
Intellicheck Mobilisa, Inc. *	62	54
InterDigital, Inc.	6,700	362,269
InvenSense, Inc. *(c)	8,900	116,590
IPG Photonics Corp. *	5,700	525,654
Itron, Inc. *	5,700	183,711
Ixia *	14,900	196,680
Jabil Circuit, Inc.	35,300	714,825
JDS Uniphase Corp. *	44,553	494,093
Juniper Networks, Inc.	84,165	2,391,969
Keysight Technologies, Inc. *	31,458	960,727
Kimball Electronics, Inc. *	6,825	91,523
Knowles Corp. *(c)	13,900	264,795
Lexmark International, Inc., Class A	10,900	370,491
LightPath Technologies, Inc., Class A *	75	119
Littelfuse, Inc.	3,700	340,400
Maxwell Technologies, Inc. *(c)	7,700	35,343
Mercury Systems, Inc. *	7,800	109,902
Methode Electronics, Inc.	9,500	254,885
MOCON, Inc.	600	9,468
Motorola Solutions, Inc.	39,833	2,396,353
MTS Systems Corp.	3,781	244,290
Multi-Fineline Electronix, Inc. *	5,700	101,802
National Instruments Corp.	16,112	466,604
NCR Corp. *	35,100	966,654
NetApp, Inc.	64,900	2,021,635
NETGEAR, Inc. *	6,000	200,940
Newport Corp. *	8,500	134,640
OSI Systems, Inc. *	3,700	259,666
Palo Alto Networks, Inc. *	14,900	2,768,867
Park Electrochemical Corp.	3,600	63,576
PC Connection, Inc.	7,000	155,330
PC-Tel, Inc.	8,900	62,745
Plantronics, Inc.	6,000	348,480
Plexus Corp. *	6,500	247,910
Polycom, Inc. *	22,400	254,912
QLogic Corp. *	17,044	151,180
QUALCOMM, Inc.	318,639	20,517,165
Quantum Corp. *	125,000	132,500
Radisys Corp. *	7,200	20,592
Research Frontiers, Inc. *	2,800	14,336
Security	Number of Shares	Value ($)
Richardson Electronics Ltd.	7,300	47,961
Rofin-Sinar Technologies, Inc. *	3,800	94,772
Rogers Corp. *	4,200	235,074
SanDisk Corp.	41,700	2,514,093
Sanmina Corp. *	20,900	461,263
ScanSource, Inc. *	6,300	238,329
Seagate Technology plc	61,966	3,135,480
Sonus Networks, Inc. *	15,860	127,990
Super Micro Computer, Inc. *	8,200	218,694
SYNNEX Corp.	8,400	635,292
TE Connectivity Ltd.	81,700	4,977,164
Tech Data Corp. *	5,300	309,149
TESSCO Technologies, Inc.	4,025	99,297
TransAct Technologies, Inc.	1,500	11,040
Trimble Navigation Ltd. *	62,084	1,434,140
TTM Technologies, Inc. *	11,000	100,430
Ubiquiti Networks, Inc. (c)	3,200	103,104
Universal Display Corp. *	5,800	276,718
ViaSat, Inc. *	10,700	663,400
Vishay Intertechnology, Inc.	18,588	213,390
Vishay Precision Group, Inc. *	5,620	78,455
Western Digital Corp.	41,745	3,592,575
Zebra Technologies Corp., Class A *	9,575	1,030,557
		273,820,018
Telecommunication Services 2.1%
Alaska Communications Systems Group, Inc. *	5,000	10,800
Alteva, Inc.	1,100	4,026
AT&T, Inc.	1,197,507	41,601,401
Atlantic Tele-Network, Inc.	3,250	229,905
CenturyLink, Inc.	114,178	3,265,491
Cincinnati Bell, Inc. *	61,468	240,340
Cogent Communications Holdings, Inc.	9,900	314,721
Consolidated Communications Holdings, Inc.	16,757	333,967
Frontier Communications Corp.	257,368	1,214,777
General Communication, Inc., Class A *	10,500	193,200
Globalstar, Inc. *(c)	42,400	87,768
inContact, Inc. *	20,172	187,196
Iridium Communications, Inc. *	11,800	87,556
Level 3 Communications, Inc. *	62,725	3,167,612
Lumos Networks Corp.	1,500	20,940
NTELOS Holdings Corp. *	4,500	28,755
Premiere Global Services, Inc. *	11,400	123,006
SBA Communications Corp., Class A *	26,400	3,187,008
Shenandoah Telecommunications Co.	7,100	244,098
Spok Holdings, Inc.	5,500	92,015
Sprint Corp. *	142,805	481,253
T-Mobile US, Inc. *	57,450	2,335,917
Telephone & Data Systems, Inc.	22,222	653,549
United States Cellular Corp. *	5,400	200,988
Verizon Communications, Inc.	797,169	37,299,538
Vonage Holdings Corp. *	36,400	232,596
Windstream Holdings, Inc. (c)	18,211	88,323
Zayo Group Holdings, Inc. *	12,000	320,400
		96,247,146

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Transportation 2.1%
Alaska Air Group, Inc.	25,000	1,893,750
Allegiant Travel Co.	2,000	425,460
AMERCO	1,000	359,370
American Airlines Group, Inc.	139,497	5,593,830
ArcBest Corp.	4,800	158,640
Atlas Air Worldwide Holdings, Inc. *	6,500	319,475
Avis Budget Group, Inc. *	20,600	894,658
C.H. Robinson Worldwide, Inc.	32,200	2,258,830
Celadon Group, Inc.	8,890	192,913
Con-way, Inc.	11,200	434,448
Covenant Transport Group, Inc., Class A *	3,000	70,830
CSX Corp.	192,700	6,027,656
Delta Air Lines, Inc.	161,811	7,174,700
Expeditors International of Washington, Inc.	45,400	2,127,898
FedEx Corp.	51,363	8,804,645
Forward Air Corp.	4,600	223,330
Genesee & Wyoming, Inc., Class A *	9,000	640,980
Hawaiian Holdings, Inc. *	10,700	232,404
Heartland Express, Inc.	16,241	346,420
Hertz Global Holdings, Inc. *	87,300	1,483,227
Hub Group, Inc., Class A *	7,100	299,123
JB Hunt Transport Services, Inc.	19,600	1,648,752
JetBlue Airways Corp. *	45,262	1,040,121
Kansas City Southern	23,255	2,306,663
Kirby Corp. *	11,100	803,751
Knight Transportation, Inc.	14,650	396,136
Landstar System, Inc.	6,600	475,398
Marten Transport Ltd.	9,476	183,740
Matson, Inc.	10,500	434,910
Norfolk Southern Corp.	60,500	5,101,965
Old Dominion Freight Line, Inc. *	12,412	907,938
Park-Ohio Holdings Corp.	3,600	161,676
Republic Airways Holdings, Inc. *	12,500	63,000
Roadrunner Transportation Systems, Inc. *	4,900	128,282
Ryder System, Inc.	9,500	859,940
Saia, Inc. *	4,450	193,219
SkyWest, Inc.	7,000	115,920
Southwest Airlines Co.	129,015	4,670,343
Spirit Airlines, Inc. *	14,000	837,480
Swift Transportation Co. *	19,000	452,580
Union Pacific Corp.	169,870	16,577,613
United Continental Holdings, Inc. *	75,700	4,268,723
United Parcel Service, Inc., Class B	135,085	13,827,301
Universal Truckload Services, Inc.	3,300	69,729
UTI Worldwide, Inc. *	14,600	122,640
Werner Enterprises, Inc.	10,032	283,304
Wesco Aircraft Holdings, Inc. *	13,500	194,265
XPO Logistics, Inc. *	11,710	507,628
YRC Worldwide, Inc. *	8,600	165,980
		96,761,584
Utilities 2.9%
AES Corp.	138,596	1,774,029
AGL Resources, Inc.	21,529	1,035,114
ALLETE, Inc.	14,633	706,628
Alliant Energy Corp.	26,300	1,617,713
Security	Number of Shares	Value ($)
Ameren Corp.	43,176	1,773,670
American DG Energy, Inc. *	11,400	3,648
American Electric Power Co., Inc.	92,320	5,222,542
American States Water Co.	9,600	370,080
American Water Works Co., Inc.	40,000	2,076,400
Aqua America, Inc.	37,467	953,161
Artesian Resources Corp., Class A	4,000	86,280
Atmos Energy Corp.	17,400	962,220
Avista Corp.	7,800	257,556
Black Hills Corp.	7,700	320,782
Cadiz, Inc. *(c)	6,356	52,119
California Water Service Group	11,300	243,289
Calpine Corp. *	65,100	1,191,330
CenterPoint Energy, Inc.	88,700	1,715,458
Chesapeake Utilities Corp.	2,770	142,433
Cleco Corp.	11,700	636,831
CMS Energy Corp.	56,959	1,951,415
Connecticut Water Service, Inc.	5,100	173,604
Consolidated Edison, Inc.	55,510	3,529,881
Delta Natural Gas Co., Inc.	1,291	26,039
Dominion Resources, Inc.	114,565	8,214,311
DTE Energy Co.	33,748	2,715,364
Duke Energy Corp.	136,750	10,149,585
Dynegy, Inc. *	27,300	711,165
Edison International	59,310	3,559,193
El Paso Electric Co.	11,300	411,659
Entergy Corp.	34,293	2,435,489
Eversource Energy	61,336	3,049,626
Exelon Corp.	168,869	5,419,006
FirstEnergy Corp.	82,056	2,786,622
Genie Energy Ltd., Class B *	12,800	132,480
Great Plains Energy, Inc.	41,341	1,079,414
Hawaiian Electric Industries, Inc.	19,300	578,035
IDACORP, Inc.	9,800	608,678
ITC Holdings Corp.	33,000	1,114,740
MDU Resources Group, Inc.	48,325	942,821
MGE Energy, Inc.	9,950	394,816
Middlesex Water Co.	9,400	213,756
National Fuel Gas Co.	20,700	1,119,249
New Jersey Resources Corp.	12,450	359,805
NextEra Energy, Inc.	85,372	8,981,134
NiSource, Inc.	65,764	1,148,239
Northwest Natural Gas Co.	6,300	272,727
NorthWestern Corp.	7,100	382,264
NRG Energy, Inc.	63,356	1,422,342
NRG Yield, Inc., Class A (c)	8,300	163,593
NRG Yield, Inc., Class C	8,300	160,107
OGE Energy Corp.	41,200	1,226,112
ONE Gas, Inc.	8,525	383,881
Ormat Technologies, Inc.	8,600	349,848
Otter Tail Corp.	7,800	202,176
Pattern Energy Group, Inc.	6,400	156,352
Pepco Holdings, Inc.	48,400	1,291,312
PG&E Corp.	90,000	4,725,900
Piedmont Natural Gas Co., Inc.	24,400	927,444
Pinnacle West Capital Corp.	24,200	1,493,382
PNM Resources, Inc.	11,200	295,456
Portland General Electric Co.	24,800	893,048
PPL Corp.	125,700	3,998,517
Public Service Enterprise Group, Inc.	97,800	4,075,326
Pure Cycle Corp. *	8,000	37,920
Questar Corp.	28,900	639,846

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
SCANA Corp.	27,305	1,496,314
Sempra Energy	44,396	4,518,625
SJW Corp.	4,470	133,430
South Jersey Industries, Inc.	8,400	203,616
Southwest Gas Corp.	6,500	366,210
Talen Energy Corp. *	15,700	246,961
TECO Energy, Inc.	41,000	906,920
TerraForm Power, Inc., Class A *	9,400	283,504
The Empire District Electric Co.	11,200	257,712
The Laclede Group, Inc.	15,200	822,472
The Southern Co.	177,921	7,958,406
The York Water Co.	6,100	130,174
UGI Corp.	27,900	1,019,466
UIL Holdings Corp.	11,166	535,298
Unitil Corp.	7,200	255,960
Vectren Corp.	15,266	642,699
WEC Energy Group, Inc.	61,277	3,002,573
Westar Energy, Inc.	21,000	790,650
WGL Holdings, Inc.	7,300	408,070
Xcel Energy, Inc.	103,108	3,574,754
		133,598,776
Total Common Stock
(Cost $2,799,103,709)		4,519,581,813

Rights 0.0% of net assets
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
FRD Acquisition Co. CVR *(b)(e)	8,700	—
Technology Hardware & Equipment 0.0%
Gerber Scientific, Inc. CVR *(b)(e)	8,900	—
Telecommunication Services 0.0%
Leap Wireless CVR *(b)(e)	13,000	32,760
Total Rights
(Cost $32,983)		32,760

Warrants 0.0% of net assets
Energy 0.0%
Magnum Hunter Resources Corp. *(b)(e)	2,293	—
Total Warrants
(Cost $—)		—

Other Investment Company 0.6% of net assets
Securities Lending Collateral 0.6%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (d)	28,598,044	28,598,044
Total Other Investment Company
(Cost $28,598,044)		28,598,044
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.8% of net assets
Time Deposit 0.8%
Sumitomo Mitsui Banking Corp.
0.03%, 08/03/15	38,551,408	38,551,408
Total Short-Term Investment
(Cost $38,551,408)		38,551,408

End of Investments.

At 07/31/15, the tax basis cost of the fund's investments was $2,887,903,696 and the unrealized appreciation and depreciation were $1,810,134,157 and ($111,273,828), respectively, with a net unrealized appreciation of $1,698,860,329.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's adviser.
(b)	Illiquid security. At the period end, the value of these amounted to $32,760 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $27,749,392.
(d)	The rate shown is the 7-day yield.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 07/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 09/18/15	50	6,176,000	(12,098)
S&P 500 Index, e-mini, Long, expires 09/18/15	320	33,574,400	396,502
Net Unrealized Appreciation			384,404

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2015:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$4,519,581,813	$—	$—	$4,519,581,813
Rights [1]	—	—	32,760	32,760
Warrants [1]	—	—	—	—
Other Investment Company[1]	28,598,044	—	—	28,598,044
Short-Term Investment[1]	—	38,551,408	—	38,551,408
Total	$4,548,179,857	$38,551,408	$32,760	$4,586,764,025
Other Financial Instruments
Futures Contracts[2]	$396,502	$—	$—	$396,502
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($12,098)	$—	$—	($12,098)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2014	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of July 31, 2015
Common Stock	$—	($22,235)	$22,235	$—	$—	$—	$—	$—
Rights	32,760	—	—	—	—	—	—	32,760
Total	$32,760	($22,235)	$22,235	$—	$—	$—	$—	$32,760
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2015.

Schwab Capital Trust
Schwab International Index Fund®
Portfolio Holdings  as of July 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
98.0%	Common Stock	2,293,241,670	2,859,375,639
0.6%	Preferred Stock	15,104,874	18,003,889
0.3%	Other Investment Company	7,415,467	7,415,467
1.0%	Short-Term Investments	29,239,897	29,239,897
99.9%	Total Investments	2,345,001,908	2,914,034,892
0.1%	Other Assets and Liabilities, Net		2,712,680
100.0%	Net Assets		2,916,747,572

Security	Number of Shares	Value ($)
Common Stock 98.0% of net assets
Australia 6.6%
Banks 2.4%
Australia & New Zealand Banking Group Ltd.	600,714	14,326,101
Bank of Queensland Ltd.	74,259	744,727
Bendigo & Adelaide Bank Ltd.	98,787	947,702
Commonwealth Bank of Australia	351,675	22,455,965
National Australia Bank Ltd.	567,661	14,406,630
Westpac Banking Corp.	677,221	17,219,210
		70,100,335
Capital Goods 0.0%
CIMIC Group Ltd.	18,875	327,456
Commercial & Professional Supplies 0.1%
Brambles Ltd.	338,913	2,688,377
Seek Ltd.	74,156	814,437
		3,502,814
Consumer Services 0.1%
Aristocrat Leisure Ltd.	120,776	755,485
Crown Resorts Ltd.	86,330	858,257
Flight Centre Travel Group Ltd. (a)	11,202	290,992
Tabcorp Holdings Ltd.	197,467	697,695
Tatts Group Ltd.	311,493	904,614
		3,507,043
Diversified Financials 0.2%
ASX Ltd.	42,332	1,373,378
Macquarie Group Ltd.	62,902	3,764,883
Platinum Asset Management Ltd.	46,261	255,745
		5,394,006
Security	Number of Shares	Value ($)
Energy 0.3%
Caltex Australia Ltd.	59,417	1,496,778
Origin Energy Ltd.	244,139	2,020,154
Santos Ltd.	217,726	1,173,903
Woodside Petroleum Ltd.	162,333	4,220,919
WorleyParsons Ltd.	40,513	271,730
		9,183,484
Food & Staples Retailing 0.5%
Wesfarmers Ltd.	241,564	7,476,789
Woolworths Ltd.	274,627	5,729,462
		13,206,251
Food, Beverage & Tobacco 0.0%
Coca-Cola Amatil Ltd.	129,657	877,755
Treasury Wine Estates Ltd.	125,835	528,770
		1,406,525
Health Care Equipment & Services 0.1%
Cochlear Ltd.	13,562	903,792
Healthscope Ltd.	273,248	545,800
Ramsay Health Care Ltd.	30,893	1,506,868
Sonic Healthcare Ltd.	85,234	1,286,026
		4,242,486
Insurance 0.4%
AMP Ltd.	639,357	3,081,399
Insurance Australia Group Ltd.	496,733	2,133,817
Medibank Pvt Ltd. *	623,599	951,443
QBE Insurance Group Ltd.	293,084	3,117,573
Suncorp Group Ltd.	277,948	2,893,418
		12,177,650
Materials 1.0%
Alumina Ltd.	529,070	572,157
Amcor Ltd.	260,682	2,739,142
BHP Billiton Ltd.	700,263	13,520,262
Boral Ltd.	158,683	768,665
Fortescue Metals Group Ltd. (a)	296,758	401,020
Iluka Resources Ltd.	88,811	509,775
Incitec Pivot Ltd.	340,968	900,876
James Hardie Industries plc CDI	96,740	1,337,897
Newcrest Mining Ltd. *	168,083	1,390,331
Orica Ltd.	85,202	1,193,417
Rio Tinto Ltd.	93,233	3,581,750
South32 Ltd. *	1,132,663	1,477,837
		28,393,129
Media 0.0%
REA Group Ltd.	11,698	369,757
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
CSL Ltd.	102,156	7,379,967
Real Estate 0.6%
Dexus Property Group	212,604	1,206,490
Federation Centres	732,685	1,603,527
Goodman Group	376,758	1,796,804
    1

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Lend Lease Group	121,117	1,375,820
Mirvac Group	751,696	1,035,591
Scentre Group	1,141,957	3,297,828
Stockland	506,718	1,570,613
The GPT Group	397,163	1,335,010
Westfield Corp.	422,364	3,089,096
		16,310,779
Retailing 0.0%
Harvey Norman Holdings Ltd.	132,814	432,001
Software & Services 0.0%
Computershare Ltd.	98,275	886,458
Telecommunication Services 0.2%
Telstra Corp., Ltd.	932,448	4,415,219
TPG Telecom Ltd.	51,641	358,727
		4,773,946
Transportation 0.3%
Asciano Ltd.	218,233	1,295,474
Aurizon Holdings Ltd.	462,305	1,786,977
Qantas Airways Ltd. *	104,502	285,562
Sydney Airport	222,267	910,116
Transurban Group	412,382	3,001,482
		7,279,611
Utilities 0.1%
AGL Energy Ltd.	145,962	1,776,104
APA Group	241,967	1,600,991
AusNet Services	407,266	413,732
		3,790,827
		192,664,525
Austria 0.2%
Banks 0.1%
Erste Group Bank AG *	61,150	1,840,057
Raiffeisen Bank International AG *	22,302	326,868
		2,166,925
Capital Goods 0.0%
ANDRITZ AG	16,557	923,439
Energy 0.0%
OMV AG	29,082	772,864
Materials 0.1%
voestalpine AG	24,764	1,061,798
		4,925,026
Belgium 1.3%
Banks 0.1%
KBC Groep N.V.	54,671	3,812,226
Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	18,754	1,547,647
Food & Staples Retailing 0.1%
Colruyt S.A.	14,318	695,136
Delhaize Group	21,520	1,948,421
		2,643,557
Food, Beverage & Tobacco 0.7%
Anheuser-Busch InBev N.V.	174,454	20,844,055
Insurance 0.1%
Ageas	44,712	1,840,922
Security	Number of Shares	Value ($)
Materials 0.1%
Solvay S.A.	12,824	1,715,625
Umicore S.A.	22,105	967,674
		2,683,299
Media 0.0%
Telenet Group Holding N.V. *	11,584	653,409
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	27,018	2,090,570
Telecommunication Services 0.0%
Proximus	34,670	1,306,929
		37,422,614
Denmark 1.7%
Banks 0.2%
Danske Bank A/S	154,453	4,828,898
Capital Goods 0.1%
Vestas Wind Systems A/S	47,466	2,592,954
Commercial & Professional Supplies 0.0%
ISS A/S	33,325	1,149,942
Consumer Durables & Apparel 0.1%
Pandora A/S	25,427	2,863,175
Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	23,012	2,004,930
Health Care Equipment & Services 0.1%
Coloplast A/S, Class B	23,114	1,667,837
William Demant Holding A/S *	4,937	376,005
		2,043,842
Insurance 0.0%
Tryg A/S	22,060	444,456
Materials 0.1%
Novozymes A/S, B Shares	52,388	2,738,400
Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Novo Nordisk A/S, Class B	412,234	24,328,587
Telecommunication Services 0.0%
TDC A/S	180,494	1,361,602
Transportation 0.2%
AP Moeller - Maersk A/S, Series A	825	1,363,587
AP Moeller - Maersk A/S, Series B	1,576	2,684,854
DSV A/S	39,428	1,349,599
		5,398,040
		49,754,826
Finland 0.8%
Automobiles & Components 0.0%
Nokian Renkaat Oyj	26,034	782,376
Capital Goods 0.2%
Kone Oyj, Class B	67,301	2,824,387
Metso Oyj (a)	25,010	688,053
Wartsila Oyj Abp	33,092	1,519,877
		5,032,317
Energy 0.0%
Neste Oyj	25,176	701,432
2

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Insurance 0.2%
Sampo Oyj, A Shares	95,780	4,739,260
Materials 0.1%
Stora Enso Oyj, R Shares	112,954	1,063,478
UPM-Kymmene Oyj	112,408	2,076,373
		3,139,851
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	23,550	983,161
Technology Hardware & Equipment 0.2%
Nokia Oyj	795,210	5,631,124
Telecommunication Services 0.0%
Elisa Oyj	31,961	1,076,553
Utilities 0.1%
Fortum Oyj	93,478	1,641,355
		23,727,429
France 9.7%
Automobiles & Components 0.4%
Compagnie Generale des Etablissements Michelin	40,477	3,962,238
Peugeot S.A. *	93,891	1,878,171
Renault S.A.	41,946	3,861,453
Valeo S.A.	17,118	2,281,434
		11,983,296
Banks 0.9%
BNP Paribas S.A.	229,816	14,948,907
Credit Agricole S.A.	219,797	3,458,422
Natixis S.A.	205,635	1,509,201
Societe Generale S.A.	157,576	7,737,210
		27,653,740
Capital Goods 1.5%
Airbus Group SE	127,756	9,068,816
Alstom S.A. *	47,814	1,404,265
Bouygues S.A.	44,213	1,622,531
Compagnie de Saint-Gobain	102,565	4,859,253
Legrand S.A.	56,199	3,457,197
Rexel S.A.	65,307	1,028,499
Safran S.A.	63,629	4,817,400
Schneider Electric SE	119,342	8,325,084
Thales S.A.	23,007	1,554,759
Vallourec S.A.	22,551	369,046
Vinci S.A.	103,295	6,619,963
Zodiac Aerospace	45,866	1,367,166
		44,493,979
Commercial & Professional Supplies 0.1%
Bureau Veritas S.A.	59,466	1,389,365
Edenred	47,375	1,180,828
Societe BIC S.A.	5,949	1,018,898
		3,589,091
Consumer Durables & Apparel 0.7%
Christian Dior SE	11,461	2,370,676
Hermes International	5,562	2,162,969
Kering	16,175	3,114,915
LVMH Moet Hennessy Louis Vuitton SE	60,656	11,346,247
		18,994,807
Security	Number of Shares	Value ($)
Consumer Services 0.1%
Accor S.A.	44,776	2,195,075
Sodexo S.A.	20,337	1,894,187
		4,089,262
Diversified Financials 0.1%
Eurazeo S.A.	9,055	588,443
Wendel S.A.	6,304	839,369
		1,427,812
Energy 0.8%
Technip S.A.	21,650	1,230,215
Total S.A.	464,927	22,940,872
		24,171,087
Food & Staples Retailing 0.2%
Carrefour S.A.	121,075	4,156,020
Casino Guichard Perrachon S.A.	11,366	843,522
		4,999,542
Food, Beverage & Tobacco 0.5%
Danone S.A.	124,875	8,471,804
Pernod-Ricard S.A.	45,533	5,446,533
Remy Cointreau S.A. (a)	5,148	366,309
		14,284,646
Health Care Equipment & Services 0.2%
Essilor International S.A.	43,820	5,612,442
Household & Personal Products 0.4%
L'Oreal S.A.	54,962	10,273,102
Insurance 0.4%
AXA S.A.	424,490	11,179,035
CNP Assurances	33,282	559,361
SCOR SE	34,843	1,335,200
		13,073,596
Materials 0.5%
Air Liquide S.A.	74,792	9,739,054
ArcelorMittal	211,971	1,913,333
Arkema S.A.	14,630	1,140,043
Imerys S.A.	6,455	486,322
		13,278,752
Media 0.5%
Eutelsat Communications S.A.	37,892	1,154,814
JC Decaux S.A.	15,814	605,165
Lagardere S.C.A.	27,000	807,478
Numericable-SFR SAS *	22,318	1,216,836
Publicis Groupe S.A.	39,929	3,019,723
SES S.A.	69,593	2,152,667
Vivendi S.A.	247,254	6,497,056
		15,453,739
Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Sanofi	257,666	27,774,105
Real Estate 0.3%
Fonciere Des Regions	6,593	569,296
Gecina S.A.	7,883	1,009,899
ICADE	7,471	554,004
Klepierre	37,587	1,710,156
Unibail-Rodamco SE	21,016	5,586,144
		9,429,499
Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	129,825	1,013,791
    3

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Software & Services 0.2%
Atos	18,943	1,439,409
Cap Gemini S.A.	33,712	3,220,554
Dassault Systemes S.A.	27,396	2,065,881
		6,725,844
Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	590,963	2,230,002
Telecommunication Services 0.3%
Iliad S.A.	5,532	1,312,616
Orange S.A.	402,113	6,614,860
		7,927,476
Transportation 0.1%
Aeroports de Paris	6,658	798,487
Bollore S.A.	195,141	1,080,884
Groupe Eurotunnel SE - Reg'd	101,963	1,464,887
		3,344,258
Utilities 0.4%
Electricite de France S.A.	54,100	1,287,460
Engie	317,992	6,098,287
Suez Environnement Co.	66,049	1,265,906
Veolia Environnement S.A.	98,233	2,194,140
		10,845,793
		282,669,661
Germany 8.3%
Automobiles & Components 1.1%
Bayerische Motoren Werke AG	71,989	7,218,747
Continental AG	24,031	5,372,442
Daimler AG - Reg'd	208,890	18,686,441
Volkswagen AG	7,710	1,559,467
		32,837,097
Banks 0.1%
Commerzbank AG *	230,492	2,980,850
Capital Goods 0.8%
Brenntag AG	32,794	1,823,670
GEA Group AG	39,056	1,652,686
MAN SE	7,010	730,939
OSRAM Licht AG	19,208	1,091,177
Siemens AG - Reg'd	172,065	18,436,080
		23,734,552
Consumer Durables & Apparel 0.2%
adidas AG	44,341	3,628,525
Hugo Boss AG	13,933	1,679,990
		5,308,515
Diversified Financials 0.5%
Deutsche Bank AG - Reg'd	299,373	10,516,924
Deutsche Boerse AG	42,480	3,858,930
		14,375,854
Food & Staples Retailing 0.0%
METRO AG	33,291	1,048,099
Health Care Equipment & Services 0.3%
Fresenius Medical Care AG & Co. KGaA	47,583	3,893,341
Fresenius SE & Co. KGaA	81,111	5,612,553
		9,505,894
Security	Number of Shares	Value ($)
Household & Personal Products 0.1%
Beiersdorf AG	21,477	1,834,983
Henkel AG & Co. KGaA	21,557	2,174,154
		4,009,137
Insurance 0.8%
Allianz SE - Reg'd	99,149	16,241,849
Hannover Rueck SE	12,443	1,321,019
Muenchener Rueckversicherungs-Gesellschaft AG - Reg'd	37,795	6,945,908
		24,508,776
Materials 1.2%
BASF SE	199,666	17,254,054
Evonik Industries AG	20,945	839,377
HeidelbergCement AG	31,071	2,366,389
K&S AG - Reg'd	42,301	1,735,615
LANXESS AG	20,526	1,185,328
Linde AG	39,887	7,528,022
Symrise AG	27,654	1,838,632
ThyssenKrupp AG	81,848	2,075,662
		34,823,079
Media 0.2%
Axel Springer SE	9,201	515,680
Kabel Deutschland Holding AG *	4,715	639,891
ProSiebenSat.1 Media SE	46,789	2,392,006
RTL Group S.A. *	8,951	813,459
		4,361,036
Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Bayer AG - Reg'd	179,220	26,466,578
Merck KGaA	27,830	2,832,098
QIAGEN N.V. *	45,352	1,272,509
		30,571,185
Real Estate 0.2%
Deutsche Annington Immobilien SE	93,281	2,910,357
Deutsche Wohnen AG	73,219	1,806,469
		4,716,826
Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	244,614	2,743,891
Software & Services 0.6%
SAP SE	213,453	15,335,116
United Internet AG - Reg'd	25,106	1,240,875
		16,575,991
Telecommunication Services 0.5%
Deutsche Telekom AG - Reg'd	687,291	12,427,902
Telefonica Deutschland Holding AG	140,881	873,760
		13,301,662
Transportation 0.3%
Deutsche Lufthansa AG - Reg'd *	53,108	721,482
Deutsche Post AG - Reg'd	206,732	6,248,532
Fraport AG Frankfurt Airport Services Worldwide	9,632	632,410
		7,602,424
4

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Utilities 0.3%
E.ON SE	435,000	5,744,731
RWE AG	106,308	2,214,037
		7,958,768
		240,963,636
Hong Kong 3.1%
Banks 0.3%
BOC Hong Kong (Holdings) Ltd.	805,500	3,244,423
Hang Seng Bank Ltd.	159,736	3,272,507
The Bank of East Asia Ltd.	262,000	1,061,074
		7,578,004
Capital Goods 0.3%
CK Hutchison Holdings Ltd.	601,525	8,928,724
NWS Holdings Ltd.	321,000	482,500
		9,411,224
Consumer Durables & Apparel 0.1%
Li & Fung Ltd.	1,192,000	922,084
Techtronic Industries Co., Ltd.	295,500	1,040,620
Yue Yuen Industrial Holdings Ltd.	160,500	521,729
		2,484,433
Consumer Services 0.2%
Galaxy Entertainment Group Ltd.	521,000	2,395,775
MGM China Holdings Ltd.	183,200	388,184
Sands China Ltd.	510,000	2,250,769
Shangri-La Asia Ltd.	258,000	332,593
SJM Holdings Ltd.	398,000	460,925
Wynn Macau Ltd.	321,600	663,239
		6,491,485
Diversified Financials 0.2%
First Pacific Co., Ltd.	493,250	395,244
Hong Kong Exchanges & Clearing Ltd.	241,518	6,540,979
		6,936,223
Food, Beverage & Tobacco 0.0%
WH Group Ltd. *	1,296,000	830,121
Insurance 0.6%
AIA Group Ltd.	2,622,000	17,054,891
Real Estate 0.9%
Cheung Kong Property Holdings Ltd. *	601,525	5,012,514
Hang Lung Properties Ltd.	525,000	1,499,311
Henderson Land Development Co., Ltd. (a)	241,438	1,593,083
Hysan Development Co., Ltd.	125,000	535,044
Kerry Properties Ltd.	121,000	451,699
New World Development Co., Ltd.	1,253,666	1,513,853
Sino Land Co., Ltd.	616,000	955,806
Sun Hung Kai Properties Ltd.	359,604	5,518,060
Swire Pacific Ltd., Class A	126,090	1,614,813
Swire Properties Ltd.	233,000	749,176
The Link REIT	496,000	2,916,017
Security	Number of Shares	Value ($)
The Wharf Holdings Ltd.	298,100	1,889,991
Wheelock & Co., Ltd.	185,000	957,218
		25,206,585
Semiconductors & Semiconductor Equipment 0.0%
ASM Pacific Technology Ltd.	56,800	513,853
Telecommunication Services 0.0%
HKT Trust & HKT Ltd.	536,000	652,689
PCCW Ltd.	976,000	584,068
		1,236,757
Transportation 0.1%
Cathay Pacific Airways Ltd.	259,000	612,168
MTR Corp., Ltd.	311,000	1,384,568
		1,996,736
Utilities 0.4%
Cheung Kong Infrastructure Holdings Ltd.	136,000	1,182,610
CLP Holdings Ltd.	411,580	3,495,352
Hong Kong & China Gas Co., Ltd.	1,510,516	3,081,423
Power Assets Holdings Ltd.	288,500	2,717,513
		10,476,898
		90,217,210
Ireland 0.4%
Banks 0.1%
Bank of Ireland *	6,120,647	2,570,575
Food, Beverage & Tobacco 0.1%
Kerry Group plc, Class A	34,919	2,653,504
Materials 0.2%
CRH plc	178,817	5,288,829
Transportation 0.0%
Ryanair Holdings plc	35,363	484,997
		10,997,905
Israel 0.6%
Banks 0.1%
Bank Hapoalim B.M.	234,191	1,302,115
Bank Leumi Le-Israel B.M. *	308,155	1,343,929
Mizrahi Tefahot Bank Ltd.	30,973	397,378
		3,043,422
Energy 0.0%
Delek Group Ltd.	790	233,302
Materials 0.0%
Israel Chemicals Ltd.	111,577	772,143
The Israel Corp., Ltd.	609	214,840
		986,983
Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Teva Pharmaceutical Industries Ltd.	186,570	12,800,571
Real Estate 0.0%
Azrieli Group	8,005	332,337
Software & Services 0.0%
NICE-Systems Ltd.	13,354	857,385
    5

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Telecommunication Services 0.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	407,063	750,723
		19,004,723
Italy 2.3%
Automobiles & Components 0.1%
Fiat Chrysler Automobiles N.V. *	192,853	3,033,638
Pirelli & C. S.p.A.	54,676	904,016
		3,937,654
Banks 0.7%
Banca Monte dei Paschi di Siena S.p.A. *	562,621	1,118,058
Banco Popolare SC *	75,605	1,309,028
Intesa Sanpaolo S.p.A.	2,745,324	10,569,856
UniCredit S.p.A.	1,028,587	6,820,857
Unione di Banche Italiane S.C.p.A.	186,290	1,510,948
		21,328,747
Capital Goods 0.1%
CNH Industrial N.V.	202,319	1,815,722
Finmeccanica S.p.A. *	82,641	1,190,786
Prysmian S.p.A.	39,586	908,927
		3,915,435
Consumer Durables & Apparel 0.1%
Luxottica Group S.p.A.	37,573	2,724,675
Diversified Financials 0.1%
EXOR S.p.A.	21,408	1,077,151
Mediobanca S.p.A.	123,900	1,350,263
		2,427,414
Energy 0.4%
Eni S.p.A.	554,208	9,698,980
Saipem S.p.A. *(a)	62,014	541,181
Tenaris S.A.	105,620	1,335,079
		11,575,240
Insurance 0.2%
Assicurazioni Generali S.p.A.	252,010	4,966,423
UnipolSai S.p.A.	172,787	448,991
		5,415,414
Telecommunication Services 0.1%
Telecom Italia S.p.A. *	2,182,314	2,891,798
Transportation 0.1%
Atlantia S.p.A.	91,706	2,448,932
Utilities 0.4%
Enel Green Power S.p.A.	383,029	795,656
Enel S.p.A.	1,514,229	7,115,284
Snam S.p.A.	454,093	2,234,529
Terna - Rete Elettrica Nationale S.p.A.	333,535	1,555,566
		11,701,035
		68,366,344
Security	Number of Shares	Value ($)
Japan 22.3%
Automobiles & Components 3.2%
Aisin Seiki Co., Ltd.	42,100	1,706,688
Bridgestone Corp.	139,357	5,253,054
Daihatsu Motor Co., Ltd.	39,700	563,809
Denso Corp.	104,100	5,159,802
Fuji Heavy Industries Ltd.	127,800	4,721,892
Honda Motor Co., Ltd.	353,539	11,878,026
Isuzu Motors Ltd.	131,900	1,825,790
Koito Manufacturing Co., Ltd.	22,500	883,934
Mazda Motor Corp.	114,800	2,251,869
Mitsubishi Motors Corp.	146,400	1,244,558
NGK Spark Plug Co., Ltd.	40,200	1,064,168
NHK Spring Co., Ltd.	37,000	391,905
Nissan Motor Co., Ltd.	532,996	5,071,203
NOK Corp.	20,800	609,255
Stanley Electric Co., Ltd.	33,100	706,608
Sumitomo Electric Industries Ltd.	164,400	2,451,972
Sumitomo Rubber Industries Ltd.	40,700	613,267
Suzuki Motor Corp.	77,600	2,701,411
The Yokohama Rubber Co., Ltd.	24,500	484,539
Toyoda Gosei Co., Ltd.	11,300	249,690
Toyota Industries Corp.	34,300	1,898,709
Toyota Motor Corp.	592,603	39,461,292
Yamaha Motor Co., Ltd.	57,100	1,295,454
		92,488,895
Banks 2.2%
Aozora Bank Ltd.	253,000	970,805
Fukuoka Financial Group, Inc.	180,000	925,083
Hokuhoku Financial Group, Inc.	282,000	665,787
Mitsubishi UFJ Financial Group, Inc.	2,762,709	20,104,468
Mizuho Financial Group, Inc.	5,034,434	10,977,631
Resona Holdings, Inc.	486,000	2,671,896
Seven Bank Ltd.	116,700	555,814
Shinsei Bank Ltd.	411,000	897,934
Sumitomo Mitsui Financial Group, Inc.	275,646	12,429,978
Sumitomo Mitsui Trust Holdings, Inc.	714,000	3,316,260
Suruga Bank Ltd.	37,000	794,502
The Bank of Kyoto Ltd.	77,000	907,920
The Bank of Yokohama Ltd.	253,000	1,607,573
The Chiba Bank Ltd.	148,000	1,179,256
The Chugoku Bank Ltd.	32,500	507,652
The Gunma Bank Ltd.	72,000	535,067
The Hachijuni Bank Ltd.	95,000	737,265
The Hiroshima Bank Ltd.	116,000	679,799
The Iyo Bank Ltd.	57,500	731,055
The Joyo Bank Ltd.	125,000	739,307
The Shizuoka Bank Ltd.	117,000	1,321,582
Yamaguchi Financial Group, Inc.	38,000	507,348
		63,763,982
6

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Capital Goods 2.8%
Amada Holdings Co., Ltd.	71,000	695,450
Asahi Glass Co., Ltd.	200,000	1,171,754
Chiyoda Corp.	29,000	233,681
Daikin Industries Ltd.	50,700	3,276,620
FANUC Corp.	44,300	7,388,638
Fuji Electric Co., Ltd.	138,000	570,526
Hino Motors Ltd.	61,600	797,172
Hitachi Construction Machinery Co., Ltd.	23,300	387,395
IHI Corp.	305,000	1,212,136
ITOCHU Corp.	336,800	4,123,049
JGC Corp.	48,000	819,750
JTEKT Corp.	44,300	764,981
Kajima Corp.	170,000	843,874
Kawasaki Heavy Industries Ltd.	315,000	1,380,631
Keihan Electric Railway Co., Ltd.	115,000	751,078
Komatsu Ltd.	204,909	3,786,501
Kubota Corp.	247,000	4,224,349
Kurita Water Industries Ltd.	25,000	546,350
LIXIL Group Corp.	58,600	1,174,815
Mabuchi Motor Co., Ltd.	11,300	676,147
Makita Corp.	26,700	1,474,032
Marubeni Corp.	343,500	1,909,000
Minebea Co., Ltd.	70,000	1,094,698
Mitsubishi Corp.	296,600	6,399,676
Mitsubishi Electric Corp.	423,000	4,543,122
Mitsubishi Heavy Industries Ltd.	659,000	3,484,239
Mitsui & Co., Ltd.	372,600	4,834,556
Nabtesco Corp.	28,000	614,849
NGK Insulators Ltd.	57,000	1,460,894
Nidec Corp.	47,000	4,202,096
NSK Ltd.	104,000	1,342,060
Obayashi Corp.	142,000	1,092,865
Seibu Holdings, Inc.	27,000	618,053
Shimizu Corp.	124,000	1,087,473
SMC Corp.	11,900	3,014,494
Sumitomo Corp.	246,700	2,800,615
Sumitomo Heavy Industries Ltd.	123,000	620,788
Taisei Corp.	233,000	1,369,221
THK Co., Ltd.	25,700	497,869
Toshiba Corp.	872,178	2,665,803
TOTO Ltd.	65,000	1,058,016
Toyota Tsusho Corp.	43,300	1,097,587
		82,106,903
Commercial & Professional Supplies 0.2%
Dai Nippon Printing Co., Ltd.	128,000	1,420,302
Park24 Co., Ltd.	18,000	327,287
Recruit Holdings Co., Ltd.	28,900	910,476
Secom Co., Ltd.	46,000	3,094,708
Toppan Printing Co., Ltd.	112,000	973,274
		6,726,047
Consumer Durables & Apparel 0.9%
Asics Corp.	36,800	1,057,564
Bandai Namco Holdings, Inc.	36,000	797,986
Casio Computer Co., Ltd. (a)	41,300	822,724
Iida Group Holdings Co., Ltd.	30,100	528,330
Security	Number of Shares	Value ($)
Nikon Corp.	70,700	840,954
Panasonic Corp.	483,212	5,646,015
Rinnai Corp.	8,500	600,869
Sankyo Co., Ltd.	10,600	402,046
Sega Sammy Holdings, Inc.	36,600	456,625
Sekisui Chemical Co., Ltd.	85,000	943,080
Sekisui House Ltd.	129,900	1,929,693
Sharp Corp. *(a)	310,785	411,237
Shimano, Inc.	17,100	2,370,622
Sony Corp. *	273,300	7,747,075
Yamaha Corp.	34,900	821,402
		25,376,222
Consumer Services 0.1%
Benesse Holdings, Inc.	14,200	382,951
McDonald's Holdings Co., Ltd. (a)	15,000	319,452
Oriental Land Co., Ltd.	42,700	2,708,303
		3,410,706
Diversified Financials 0.6%
Acom Co., Ltd. *(a)	88,800	421,766
AEON Financial Service Co., Ltd.	24,800	645,692
Credit Saison Co., Ltd.	34,000	752,483
Daiwa Securities Group, Inc.	361,000	2,805,125
Japan Exchange Group, Inc.	60,600	2,109,367
Mitsubishi UFJ Lease & Finance Co., Ltd.	97,400	522,107
Nomura Holdings, Inc.	787,300	5,637,776
ORIX Corp.	288,900	4,314,903
SBI Holdings, Inc.	48,290	670,587
		17,879,806
Energy 0.2%
Idemitsu Kosan Co., Ltd.	20,100	369,457
Inpex Corp.	206,800	2,247,033
JX Holdings, Inc.	492,800	2,100,695
Showa Shell Sekiyu K.K.	33,500	314,584
TonenGeneral Sekiyu K.K.	61,000	609,898
		5,641,667
Food & Staples Retailing 0.4%
Aeon Co., Ltd.	141,700	2,165,283
FamilyMart Co., Ltd.	11,200	541,273
Lawson, Inc.	13,200	981,834
Seven & i Holdings Co., Ltd.	162,003	7,475,036
		11,163,426
Food, Beverage & Tobacco 0.9%
Ajinomoto Co., Inc.	119,000	2,736,697
Asahi Group Holdings Ltd.	84,700	2,838,633
Calbee, Inc.	16,700	744,122
Japan Tobacco, Inc.	236,300	9,172,375
Kikkoman Corp.	30,000	1,048,524
Kirin Holdings Co., Ltd.	179,500	2,759,979
MEIJI Holdings Co., Ltd.	13,600	1,931,638
NH Foods Ltd.	39,000	947,913
Nisshin Seifun Group, Inc.	40,400	579,036
Nissin Foods Holdings Co., Ltd.	15,200	684,970
Suntory Beverage & Food Ltd.	30,400	1,284,161
Toyo Suisan Kaisha Ltd.	18,800	710,387
    7

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Yakult Honsha Co., Ltd.	19,700	1,307,219
Yamazaki Baking Co., Ltd.	26,000	414,210
		27,159,864
Health Care Equipment & Services 0.5%
Alfresa Holdings Corp.	42,400	710,083
Hoya Corp.	90,707	3,835,844
M3, Inc.	43,700	1,029,766
Medipal Holdings Corp.	26,100	464,709
Miraca Holdings, Inc.	11,800	543,122
Olympus Corp.	56,200	2,150,404
Suzuken Co., Ltd.	15,900	562,592
Sysmex Corp.	32,500	2,103,084
Terumo Corp.	66,500	1,714,302
		13,113,906
Household & Personal Products 0.3%
Kao Corp.	108,819	5,516,750
Shiseido Co., Ltd.	78,500	1,898,783
Unicharm Corp.	79,700	1,913,398
		9,328,931
Insurance 0.7%
MS&AD Insurance Group Holdings, Inc.	109,062	3,434,614
Sompo Japan Nipponkoa Holdings, Inc.	71,200	2,508,581
Sony Financial Holdings, Inc.	40,600	776,108
T&D Holdings, Inc.	128,200	1,952,196
The Dai-ichi Life Insurance Co., Ltd.	230,400	4,679,973
Tokio Marine Holdings, Inc.	148,299	6,175,625
		19,527,097
Materials 1.2%
Air Water, Inc.	34,000	589,801
Asahi Kasei Corp.	273,000	2,073,787
Daicel Corp.	62,500	847,131
Hitachi Chemical Co., Ltd.	22,600	399,635
Hitachi Metals Ltd.	46,000	683,885
JFE Holdings, Inc.	104,700	1,960,599
JSR Corp.	40,400	672,267
Kaneka Corp.	58,000	418,468
Kansai Paint Co., Ltd.	47,000	765,035
Kobe Steel Ltd.	687,000	1,062,650
Kuraray Co., Ltd.	76,700	904,198
Maruichi Steel Tube Ltd.	8,800	226,735
Mitsubishi Chemical Holdings Corp.	301,100	1,965,159
Mitsubishi Gas Chemical Co., Inc.	85,000	471,522
Mitsubishi Materials Corp.	232,000	839,855
Mitsui Chemicals, Inc.	180,000	674,193
Nippon Paint Holdings Co., Ltd.	30,200	865,598
Nippon Steel & Sumitomo Metal Corp.	1,657,410	3,914,921
Nitto Denko Corp.	35,700	2,701,881
Oji Holdings Corp.	173,000	756,410
Shin-Etsu Chemical Co., Ltd.	88,960	5,319,807
Sumitomo Chemical Co., Ltd.	322,000	1,836,868
Sumitomo Metal Mining Co., Ltd.	106,000	1,425,194
Taiheiyo Cement Corp.	238,000	784,693
Security	Number of Shares	Value ($)
Taiyo Nippon Sanso Corp.	29,000	340,609
Teijin Ltd.	201,000	733,585
Toray Industries, Inc.	320,000	2,546,358
Toyo Seikan Group Holdings Ltd.	33,400	520,439
		36,301,283
Media 0.1%
Dentsu, Inc.	47,400	2,682,432
Hakuhodo DY Holdings, Inc.	53,300	595,527
Toho Co., Ltd.	23,800	563,090
		3,841,049
Pharmaceuticals, Biotechnology & Life Sciences 1.2%
Astellas Pharma, Inc.	468,550	7,052,577
Chugai Pharmaceutical Co., Ltd.	49,200	1,789,656
Daiichi Sankyo Co., Ltd.	140,700	2,881,137
Eisai Co., Ltd.	55,600	3,628,728
Hisamitsu Pharmaceutical Co., Inc.	10,700	388,978
Kyowa Hakko Kirin Co., Ltd.	53,000	862,410
Mitsubishi Tanabe Pharma Corp.	51,200	852,466
Ono Pharmaceutical Co., Ltd.	17,200	2,072,220
Otsuka Holdings Co., Ltd.	83,000	2,980,113
Santen Pharmaceutical Co., Ltd.	82,400	1,212,271
Shionogi & Co., Ltd.	65,400	2,605,522
Sumitomo Dainippon Pharma Co., Ltd.	28,500	340,808
Taisho Pharmaceutical Holdings Co., Ltd.	6,500	436,147
Takeda Pharmaceutical Co., Ltd.	171,800	8,643,484
		35,746,517
Real Estate 1.0%
Aeon Mall Co., Ltd.	27,400	514,609
Daito Trust Construction Co., Ltd.	16,000	1,689,651
Daiwa House Industry Co., Ltd.	131,100	3,260,744
Hulic Co., Ltd.	66,400	656,736
Japan Prime Realty Investment Corp.	196	634,851
Japan Real Estate Investment Corp.	279	1,251,229
Japan Retail Fund Investment Corp.	488	956,590
Mitsubishi Estate Co., Ltd.	271,502	6,029,410
Mitsui Fudosan Co., Ltd.	203,777	5,796,513
Nippon Building Fund, Inc.	320	1,430,080
Nippon Prologis REIT, Inc.	330	650,831
Nomura Real Estate Holdings, Inc.	24,300	484,588
NTT Urban Development Corp.	22,700	223,107
Sumitomo Realty & Development Co., Ltd.	77,000	2,701,016
Tokyo Tatemono Co., Ltd.	48,500	678,678
Tokyu Fudosan Holdings Corp.	110,200	831,428
United Urban Investment Corp.	576	836,657
		28,626,718
8

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Retailing 0.6%
ABC-Mart, Inc.	5,980	359,052
Don Quijote Holdings Co., Ltd.	24,400	1,040,186
Fast Retailing Co., Ltd.	11,500	5,689,017
Hikari Tsushin, Inc.	5,100	356,022
Isetan Mitsukoshi Holdings Ltd.	78,000	1,418,931
J. Front Retailing Co., Ltd.	50,900	956,253
Marui Group Co., Ltd.	52,300	731,241
Nitori Holdings Co., Ltd.	16,200	1,452,325
Rakuten, Inc.	199,520	3,206,292
Sanrio Co., Ltd.	10,800	300,134
Shimamura Co., Ltd.	4,200	433,354
Takashimaya Co., Ltd.	60,000	573,968
USS Co., Ltd.	44,100	774,380
Yamada Denki Co., Ltd.	140,700	537,635
		17,828,790
Semiconductors & Semiconductor Equipment 0.1%
Advantest Corp.	30,800	269,195
Rohm Co., Ltd.	21,500	1,243,096
Tokyo Electron Ltd.	36,800	2,031,579
		3,543,870
Software & Services 0.5%
COLOPL, Inc. (a)	9,400	182,605
Fujitsu Ltd.	404,000	2,119,364
GungHo Online Entertainment, Inc. (a)	80,100	265,815
Itochu Techno-Solutions Corp.	9,012	210,412
Kakaku.com, Inc.	31,300	497,519
Konami Corp.	19,400	404,587
Mixi, Inc. (a)	10,100	437,326
Nexon Co., Ltd.	28,900	395,723
Nintendo Co., Ltd.	22,639	3,976,323
Nomura Research Institute Ltd.	23,500	963,884
NTT Data Corp.	25,800	1,232,699
Oracle Corp., Japan	6,600	277,759
Otsuka Corp.	10,700	561,597
Trend Micro, Inc.	24,700	904,068
Yahoo Japan Corp.	317,400	1,388,672
		13,818,353
Technology Hardware & Equipment 1.7%
Brother Industries Ltd.	54,100	747,342
Canon, Inc.	228,995	7,326,723
Citizen Holdings Co., Ltd.	49,100	327,566
FUJIFILM Holdings Corp.	98,211	3,894,921
Hamamatsu Photonics K.K.	32,100	834,799
Hirose Electric Co., Ltd.	5,985	713,929
Hitachi High-Technologies Corp.	15,900	370,598
Hitachi Ltd.	1,038,079	6,725,489
Ibiden Co., Ltd.	22,300	368,685
Japan Display, Inc. *	67,000	207,709
Keyence Corp.	9,800	4,936,611
Konica Minolta, Inc.	94,500	1,177,763
Kyocera Corp.	70,600	3,635,160
Murata Manufacturing Co., Ltd.	44,174	6,544,484
NEC Corp.	564,000	1,801,320
Nippon Electric Glass Co., Ltd.	88,000	427,002
Omron Corp.	42,500	1,665,290
Security	Number of Shares	Value ($)
Ricoh Co., Ltd.	157,600	1,554,841
Seiko Epson Corp.	60,700	1,072,448
Shimadzu Corp.	58,000	863,402
TDK Corp.	27,400	1,915,932
Yaskawa Electric Corp.	53,900	638,854
Yokogawa Electric Corp.	51,000	572,115
		48,322,983
Telecommunication Services 1.2%
KDDI Corp.	380,000	9,646,704
Nippon Telegraph & Telephone Corp.	162,156	6,245,069
NTT DOCOMO, Inc.	333,700	7,046,187
SoftBank Group Corp.	207,900	11,491,493
		34,429,453
Transportation 1.1%
ANA Holdings, Inc.	246,000	783,336
Central Japan Railway Co.	31,200	5,458,182
East Japan Railway Co.	72,560	7,157,849
Hankyu Hanshin Holdings, Inc.	251,000	1,585,569
Japan Airlines Co., Ltd.	27,200	1,026,230
Japan Airport Terminal Co., Ltd.	9,200	489,428
Kamigumi Co., Ltd.	51,000	479,694
Keikyu Corp.	94,000	773,212
Keio Corp.	132,000	1,098,227
Keisei Electric Railway Co., Ltd.	62,000	755,784
Kintetsu Group Holdings Co., Ltd.	407,000	1,449,823
Mitsubishi Logistics Corp.	25,000	363,228
Mitsui O.S.K. Lines Ltd.	269,000	806,778
Nagoya Railroad Co., Ltd.	194,000	728,458
Nippon Express Co., Ltd.	184,000	972,670
Nippon Yusen K.K.	331,000	904,817
Odakyu Electric Railway Co., Ltd.	140,000	1,400,283
Tobu Railway Co., Ltd.	222,000	1,067,357
Tokyu Corp.	247,000	1,815,202
West Japan Railway Co.	36,200	2,597,939
Yamato Holdings Co., Ltd.	76,700	1,699,907
		33,413,973
Utilities 0.6%
Chubu Electric Power Co., Inc.	140,100	2,376,583
Electric Power Development Co., Ltd.	29,600	1,023,028
Hokuriku Electric Power Co.	40,300	619,506
Kyushu Electric Power Co., Inc. *	91,000	1,289,509
Osaka Gas Co., Ltd.	397,000	1,587,426
Shikoku Electric Power Co., Inc. *	33,700	567,112
The Chugoku Electric Power Co., Inc.	60,700	907,786
The Kansai Electric Power Co., Inc. *	151,700	2,056,943
Toho Gas Co., Ltd.	89,000	531,681
Tohoku Electric Power Co., Inc.	101,200	1,483,900
    9

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Tokyo Electric Power Co., Inc. *	320,990	2,302,589
Tokyo Gas Co., Ltd.	509,201	2,749,246
		17,495,309
		651,055,750
Netherlands 2.8%
Banks 0.5%
ING Groep N.V. CVA	835,260	14,205,396
Capital Goods 0.2%
Koninklijke Boskalis Westminster N.V.	18,315	894,823
Koninklijke Philips N.V.	200,724	5,593,418
		6,488,241
Commercial & Professional Supplies 0.1%
Randstad Holding N.V.	27,267	1,862,120
Energy 0.0%
Koninklijke Vopak N.V.	13,531	706,880
Food & Staples Retailing 0.1%
Koninklijke Ahold N.V.	193,674	3,854,456
Food, Beverage & Tobacco 0.2%
Heineken Holding N.V.	22,615	1,567,110
Heineken N.V.	50,465	3,968,547
		5,535,657
Household & Personal Products 0.5%
Unilever N.V. CVA	352,890	15,808,862
Insurance 0.2%
Aegon N.V.	388,764	2,990,271
Delta Lloyd N.V.	45,606	809,653
NN Group N.V.	41,916	1,291,533
		5,091,457
Materials 0.2%
Akzo Nobel N.V.	53,914	3,857,819
Koninklijke DSM N.V.	39,390	2,247,966
OCI N.V. *	16,510	552,972
		6,658,757
Media 0.3%
Altice S.A. *	18,417	2,326,046
RELX N.V.	221,432	3,685,304
Wolters Kluwer N.V.	65,547	2,169,516
		8,180,866
Semiconductors & Semiconductor Equipment 0.3%
ASML Holding N.V.	76,166	7,571,317
Software & Services 0.1%
Gemalto N.V.	17,841	1,530,879
Telecommunication Services 0.1%
Koninklijke (Royal) KPN N.V.	707,646	2,795,966
Transportation 0.0%
TNT Express N.V.	109,123	913,253
		81,204,107
New Zealand 0.1%
Health Care Equipment & Services 0.0%
Ryman Healthcare Ltd.	72,734	403,159
Materials 0.0%
Fletcher Building Ltd.	141,562	739,726
Security	Number of Shares	Value ($)
Telecommunication Services 0.0%
Spark New Zealand Ltd.	420,111	820,481
Transportation 0.0%
Auckland International Airport Ltd.	203,237	725,435
Utilities 0.1%
Contact Energy Ltd.	75,447	246,522
Meridian Energy Ltd.	316,280	469,734
Mighty River Power Ltd.	127,463	232,222
		948,478
		3,637,279
Norway 0.6%
Banks 0.1%
DNB A.S.A.	207,026	3,375,028
Energy 0.2%
Seadrill Ltd. (a)	78,629	707,485
Statoil A.S.A.	236,406	3,985,484
Subsea 7 S.A. *	64,866	568,312
		5,261,281
Food, Beverage & Tobacco 0.1%
Orkla A.S.A.	181,529	1,446,745
Insurance 0.0%
Gjensidige Forsikring A.S.A.	42,041	675,567
Materials 0.1%
Norsk Hydro A.S.A.	292,622	1,091,249
Yara International A.S.A.	38,087	1,894,987
		2,986,236
Telecommunication Services 0.1%
Telenor A.S.A.	164,774	3,619,425
		17,364,282
Portugal 0.1%
Banks 0.0%
Banco Comercial Portugues S.A., Class R *	8,699,500	666,580
Banco Espirito Santo S.A. - Reg'd *(b)(c)	470,491	—
		666,580
Energy 0.0%
Galp Energia, SGPS, S.A.	78,082	903,048
Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	59,857	889,604
Utilities 0.1%
EDP - Energias de Portugal S.A.	483,636	1,788,850
		4,248,082
Singapore 1.3%
Banks 0.5%
DBS Group Holdings Ltd.	373,346	5,496,479
Oversea-Chinese Banking Corp., Ltd.	639,171	4,793,180
United Overseas Bank Ltd.	275,733	4,463,721
		14,753,380
10

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Capital Goods 0.2%
Keppel Corp., Ltd.	313,000	1,709,914
Noble Group Ltd.	1,093,900	363,035
Sembcorp Industries Ltd.	200,000	520,200
Sembcorp Marine Ltd. (a)	152,000	288,868
Singapore Technologies Engineering Ltd.	316,000	755,515
Yangzijiang Shipbuilding Holdings Ltd.	431,000	404,548
		4,042,080
Consumer Services 0.0%
Genting Singapore plc	1,293,300	828,743
Diversified Financials 0.0%
Singapore Exchange Ltd.	186,900	1,086,579
Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	1,652,500	379,442
Wilmar International Ltd.	390,000	909,433
		1,288,875
Media 0.0%
Singapore Press Holdings Ltd.	350,600	1,068,169
Real Estate 0.2%
Ascendas Real Estate Investment Trust	456,400	804,670
CapitaLand Commercial Trust	452,900	470,279
CapitaLand Ltd.	585,800	1,374,677
CapitaLand Mall Trust	542,800	791,299
City Developments Ltd.	87,300	594,146
Global Logistic Properties Ltd.	709,500	1,190,004
Suntec Real Estate Investment Trust	570,100	707,532
UOL Group Ltd.	95,000	464,120
		6,396,727
Retailing 0.0%
Jardine Cycle & Carriage Ltd.	28,000	603,070
Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,724,537	5,150,541
StarHub Ltd.	129,000	360,171
		5,510,712
Transportation 0.1%
ComfortDelGro Corp., Ltd.	471,800	1,035,358
Hutchison Port Holdings Trust, Class U	1,227,600	736,788
Singapore Airlines Ltd.	111,000	868,345
		2,640,491
		38,218,826
Spain 3.5%
Banks 1.5%
Banco Bilbao Vizcaya Argentaria S.A.	1,371,928	13,911,828
Banco de Sabadell S.A.	1,053,208	2,399,482
Banco Popular Espanol S.A.	380,024	1,745,239
Banco Santander S.A.	3,116,331	21,548,532
Bankia S.A.	1,025,002	1,354,642
Security	Number of Shares	Value ($)
Bankinter S.A.	147,447	1,138,068
CaixaBank S.A.	565,427	2,523,315
		44,621,106
Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	43,240	1,451,181
Ferrovial S.A.	98,466	2,394,632
Zardoya Otis S.A.	32,048	351,827
		4,197,640
Energy 0.1%
Repsol S.A.	234,308	3,937,876
Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	135,669	849,094
Insurance 0.0%
Mapfre S.A.	244,029	785,490
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Grifols S.A.	31,577	1,395,369
Retailing 0.3%
Industria de Diseno Textil S.A.	234,390	8,036,776
Software & Services 0.2%
Amadeus IT Holding S.A., A Shares	96,845	4,227,922
Telecommunication Services 0.5%
Telefonica S.A.	965,543	14,810,190
Transportation 0.2%
Abertis Infraestructuras S.A.	99,044	1,621,839
Aena S.A. *	14,531	1,599,811
International Consolidated Airlines Group S.A. *	176,416	1,468,005
		4,689,655
Utilities 0.5%
Enagas S.A.	48,488	1,361,143
Endesa S.A.	69,660	1,463,427
Gas Natural SDG S.A.	75,382	1,636,121
Iberdrola S.A.	1,166,874	8,230,245
Red Electrica Corp. S.A.	23,030	1,838,942
		14,529,878
		102,080,996
Sweden 2.9%
Banks 0.8%
Nordea Bank AB	660,923	8,229,035
Skandinaviska Enskilda Banken AB, A Shares	331,924	3,995,856
Svenska Handelsbanken AB, A Shares	321,000	4,912,681
Swedbank AB, A Shares	195,297	4,574,670
		21,712,242
Capital Goods 0.7%
Alfa Laval AB	63,558	1,168,945
Assa Abloy AB, Class B	214,473	4,354,836
Atlas Copco AB, A Shares	144,594	3,954,501
Atlas Copco AB, B Shares	87,494	2,151,471
Sandvik AB	227,385	2,304,028
Skanska AB, B Shares	80,665	1,698,740
    11

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
SKF AB, B Shares	85,821	1,678,612
Volvo AB, B Shares	335,693	3,981,634
		21,292,767
Commercial & Professional Supplies 0.0%
Securitas AB, B Shares	64,419	924,724
Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	51,441	1,476,765
Husqvarna AB, B Shares	94,980	692,121
		2,168,886
Diversified Financials 0.2%
Industrivarden AB, C Shares	32,236	608,829
Investment AB Kinnevik, B Shares	50,660	1,619,841
Investor AB, B Shares	97,539	3,760,477
		5,989,147
Energy 0.0%
Lundin Petroleum AB *	49,912	723,627
Food & Staples Retailing 0.0%
ICA Gruppen AB	19,005	693,514
Food, Beverage & Tobacco 0.1%
Swedish Match AB	45,138	1,382,571
Health Care Equipment & Services 0.1%
Elekta AB, B Shares (a)	84,063	558,357
Getinge AB, B Shares	41,359	1,014,523
		1,572,880
Household & Personal Products 0.1%
Svenska Cellulosa AB, S.C.A., B Shares	126,274	3,593,056
Materials 0.0%
Boliden AB	59,204	1,093,304
Retailing 0.3%
Hennes & Mauritz AB, B Shares	206,875	8,230,996
Technology Hardware & Equipment 0.3%
Hexagon AB, B Shares	54,544	1,762,437
Telefonaktiebolaget LM Ericsson, B Shares	656,559	7,019,959
		8,782,396
Telecommunication Services 0.2%
Millicom International Cellular S.A. SDR	14,921	1,091,186
Tele2 AB, B Shares	74,695	777,103
TeliaSonera AB	554,797	3,371,627
		5,239,916
		83,400,026
Switzerland 9.4%
Capital Goods 0.5%
ABB Ltd. - Reg'd *	477,303	9,708,350
Geberit AG - Reg'd	8,141	2,816,005
Schindler Holding AG	9,794	1,577,456
Schindler Holding AG - Reg'd	4,537	737,242
Sulzer AG - Reg'd	4,467	458,695
		15,297,748
Security	Number of Shares	Value ($)
Commercial & Professional Supplies 0.2%
Adecco S.A. - Reg'd *	36,470	3,043,875
SGS S.A. - Reg'd	1,141	2,176,535
		5,220,410
Consumer Durables & Apparel 0.5%
Cie Financiere Richemont S.A. - Reg'd	113,296	9,778,967
The Swatch Group AG - Bearer Shares	6,558	2,824,321
The Swatch Group AG - Reg'd	11,639	953,949
		13,557,237
Diversified Financials 1.1%
Credit Suisse Group AG - Reg'd *	331,044	9,766,055
Julius Baer Group Ltd. *	49,527	2,739,820
Pargesa Holding S.A.	5,743	385,780
Partners Group Holding AG	3,359	1,123,158
UBS Group AG - Reg’d *	791,222	18,191,057
		32,205,870
Energy 0.0%
Transocean Ltd. (a)	73,823	1,002,212
Food, Beverage & Tobacco 2.0%
Aryzta AG *	19,166	972,438
Barry Callebaut AG - Reg'd *	419	468,415
Chocoladefabriken Lindt & Sprungli AG	209	1,174,430
Chocoladefabriken Lindt & Sprungli AG - Reg'd	21	1,401,807
Nestle S.A. - Reg'd	698,776	52,862,457
		56,879,547
Health Care Equipment & Services 0.1%
Sonova Holding AG - Reg'd	11,733	1,670,303
Insurance 0.7%
Baloise Holding AG - Reg'd	11,432	1,456,533
Swiss Life Holding AG - Reg'd *	7,056	1,664,845
Swiss Re AG	76,573	6,888,277
Zurich Insurance Group AG *	32,441	9,878,595
		19,888,250
Materials 0.7%
EMS-Chemie Holding AG - Reg'd	1,753	853,843
Givaudan S.A. - Reg'd *	2,014	3,746,336
LafargeHolcim Ltd. *(d)	49,745	3,461,179
LafargeHolcim Ltd. *(d)	36,008	2,493,766
Sika AG	468	1,696,677
Syngenta AG - Reg'd	20,236	8,336,637
		20,588,438
Pharmaceuticals, Biotechnology & Life Sciences 3.4%
Actelion Ltd. - Reg'd *	22,570	3,337,725
Lonza Group AG - Reg'd *	11,058	1,602,908
Novartis AG - Reg'd	498,293	51,704,935
Roche Holding AG	152,215	43,978,362
		100,623,930
Real Estate 0.0%
Swiss Prime Site AG - Reg'd *	14,809	1,180,061
Retailing 0.0%
Dufry AG - Reg'd *	9,260	1,284,116
12

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Telecommunication Services 0.1%
Swisscom AG - Reg'd	5,609	3,262,233
Transportation 0.1%
Kuehne & Nagel International AG - Reg'd	11,020	1,521,282
		274,181,637
United Kingdom 20.0%
Automobiles & Components 0.1%
GKN plc	358,453	1,780,534
Banks 2.8%
Barclays plc	3,572,547	16,110,907
HSBC Holdings plc	4,165,864	37,627,950
Lloyds Banking Group plc	12,365,769	16,102,817
Royal Bank of Scotland Group plc *	556,433	2,967,720
Standard Chartered plc	535,881	8,193,893
		81,003,287
Capital Goods 0.9%
Ashtead Group plc	105,027	1,610,544
BAE Systems plc	678,233	5,078,050
Bunzl plc	74,222	2,124,544
Cobham plc	235,836	960,880
IMI plc	60,653	1,003,489
Meggitt plc	180,146	1,305,383
Melrose Industries plc	217,979	940,415
Rolls-Royce Holdings plc *	399,829	4,948,179
Smiths Group plc	82,981	1,460,261
The Weir Group plc	45,373	1,089,424
Travis Perkins plc	54,666	1,916,796
Wolseley plc	56,069	3,722,761
		26,160,726
Commercial & Professional Supplies 0.4%
Aggreko plc	53,732	1,006,448
Babcock International Group plc	58,617	906,865
Capita plc	142,984	2,910,729
Experian plc	217,237	4,072,897
G4S plc	338,396	1,450,819
Intertek Group plc	36,951	1,412,093
		11,759,851
Consumer Durables & Apparel 0.3%
Barratt Developments plc	214,307	2,120,902
Burberry Group plc	95,325	2,392,317
Persimmon plc *	66,446	2,120,298
Taylor Wimpey plc	700,970	2,124,536
		8,758,053
Consumer Services 0.6%
Carnival plc	39,824	2,207,359
Compass Group plc	358,321	5,731,572
InterContinental Hotels Group plc	50,097	2,104,187
Merlin Entertainments plc	147,259	953,752
TUI AG	96,212	1,652,697
Whitbread plc	38,760	3,138,152
William Hill plc	196,791	1,243,333
		17,031,052
Security	Number of Shares	Value ($)
Diversified Financials 0.3%
3i Group plc	203,179	1,752,649
Aberdeen Asset Management plc	203,474	1,155,618
Hargreaves Lansdown plc	57,521	1,073,835
ICAP plc	115,235	926,980
Investec plc	113,844	1,038,293
London Stock Exchange Group plc	66,825	2,718,298
Schroders plc	27,532	1,356,515
		10,022,188
Energy 2.7%
Amec Foster Wheeler plc	78,452	1,001,856
BG Group plc	740,209	12,594,483
BP plc	3,955,905	24,367,314
Petrofac Ltd.	60,315	826,175
Royal Dutch Shell plc, A Shares	843,285	24,171,392
Royal Dutch Shell plc, B Shares	528,661	15,307,411
Tullow Oil plc	209,287	800,266
		79,068,897
Food & Staples Retailing 0.3%
J. Sainsbury plc	297,156	1,227,482
Tesco plc	1,756,758	5,907,869
WM Morrison Supermarkets plc	457,740	1,302,597
		8,437,948
Food, Beverage & Tobacco 2.3%
Associated British Foods plc	75,841	3,811,610
British American Tobacco plc	404,730	24,031,263
Coca-Cola HBC AG CDI *	40,964	854,419
Diageo plc	545,038	15,278,907
Imperial Tobacco Group plc	207,856	10,907,568
SABMiller plc	210,146	11,020,171
Tate & Lyle plc	103,776	883,237
		66,787,175
Health Care Equipment & Services 0.1%
Smith & Nephew plc	190,923	3,548,428
Household & Personal Products 0.9%
Reckitt Benckiser Group plc	140,031	13,428,720
Unilever plc	278,255	12,621,649
		26,050,369
Insurance 1.3%
Admiral Group plc	46,673	1,078,471
Aviva plc	872,314	7,092,944
Direct Line Insurance Group plc	305,349	1,742,585
Legal & General Group plc	1,308,118	5,320,405
Old Mutual plc	1,089,149	3,602,025
Prudential plc	555,611	13,070,988
RSA Insurance Group plc	226,227	1,815,898
Standard Life plc	421,318	2,983,668
		36,706,984
Materials 1.4%
Anglo American plc	300,800	3,792,784
Antofagasta plc	88,778	783,904
BHP Billiton plc	459,741	8,444,362
Croda International plc	27,826	1,319,480
    13

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Fresnillo plc	54,397	548,672
Glencore plc *	2,416,117	7,828,492
Johnson Matthey plc	43,511	1,977,661
Mondi plc	79,674	1,912,590
Randgold Resources Ltd.	19,342	1,166,827
Rexam plc	159,024	1,380,279
Rio Tinto plc	276,948	10,712,655
		39,867,706
Media 0.7%
ITV plc	813,516	3,559,765
Pearson plc	180,891	3,394,647
RELX plc	248,597	4,335,267
Sky plc	228,354	4,059,511
WPP plc	281,659	6,471,341
		21,820,531
Pharmaceuticals, Biotechnology & Life Sciences 1.8%
AstraZeneca plc	273,775	18,482,163
GlaxoSmithKline plc	1,054,661	22,923,014
Shire plc	127,858	11,366,091
		52,771,268
Real Estate 0.3%
Hammerson plc	169,520	1,740,226
Intu Properties plc	214,014	1,100,703
Land Securities Group plc	170,121	3,448,391
Segro plc	150,608	1,055,565
The British Land Co., plc	209,672	2,749,756
		10,094,641
Retailing 0.4%
Dixons Carphone plc	218,188	1,552,606
Kingfisher plc	519,213	2,924,717
Marks & Spencer Group plc	354,639	3,010,126
Next plc	31,048	3,873,229
Sports Direct International plc *	64,748	799,640
		12,160,318
Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings plc	304,938	4,784,209
Software & Services 0.1%
The Sage Group plc	240,619	1,955,538
Telecommunication Services 1.2%
BT Group plc	1,818,850	13,163,016
Inmarsat plc	94,248	1,305,131
Vodafone Group plc	5,741,005	21,746,907
		36,215,054
Transportation 0.1%
easyJet plc	37,117	952,305
Royal Mail plc	172,766	1,361,058
		2,313,363
Utilities 0.8%
Centrica plc	1,079,148	4,488,399
National Grid plc	810,871	10,791,666
Severn Trent plc	52,885	1,818,212
Security	Number of Shares	Value ($)
SSE plc	212,548	5,028,675
United Utilities Group plc	147,060	2,045,683
		24,172,635
		583,270,755
Total Common Stock
(Cost $2,293,241,670)		2,859,375,639

Preferred Stock 0.6% of net assets
Germany 0.5%
Automobiles & Components 0.3%
Bayerische Motoren Werke AG	12,237	957,803
Porsche Automobil Holding SE	32,577	2,455,355
Volkswagen AG	35,370	7,094,271
		10,507,429
Household & Personal Products 0.2%
Henkel AG & Co. KGaA	39,609	4,695,487
Materials 0.0%
Fuchs Petrolub SE	16,120	700,549
		15,903,465
Italy 0.1%
Banks 0.0%
Intesa Sanpaolo S.p.A. - RSP	209,571	699,504
Telecommunication Services 0.1%
Telecom Italia S.p.A. - RSP	1,349,547	1,400,920
		2,100,424
Total Preferred Stock
(Cost $15,104,874)		18,003,889

Other Investment Company 0.3% of net assets
United States 0.3%
Securities Lending Collateral 0.3%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (e)	7,415,467	7,415,467
Total Other Investment Company
(Cost $7,415,467)		7,415,467
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 1.0% of net assets
Time Deposits 1.0%
Australia & New Zealand Banking Group Ltd.
Great British Pound
0.09%, 08/03/15	635,884	993,030
U.S. Dollar
0.03%, 08/03/15	27,763,910	27,763,910
14

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Brown Brothers Harriman
Australian Dollar
1.03%, 08/03/15	13	10
Japanese Yen
0.01%, 08/03/15	177,496	948
Singapore Dollar
0.10%, 08/03/15	2,548	1,857
Swiss Franc
(1.00%), 08/03/15	81,470	84,311
Nordea Bank
Euro
(0.23%), 08/03/15	360,419	395,831
Total Short-Term Investments
(Cost $29,239,897)		29,239,897

End of Investments.

At 07/31/15, the tax basis cost of the fund's investments was $2,353,898,393 and the unrealized appreciation and depreciation were $703,466,626 and ($143,330,127), respectively, with a net unrealized appreciation of $560,136,499.
At 07/31/15, the values of certain foreign securities held by the fund aggregating $2,831,541,272 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $6,978,906.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(d)	Securities are traded on separate exchanges for the same entity.
(e)	The rate shown is the 7-day yield.

CDI –	CHESS Depositary Interest
CVA –	Dutch Certificate
Reg'd –	Registered
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
SDR –	Swedish Depositary Receipt
In addition to the above, the fund held the following at 07/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 09/18/15	325	30,420,000	457,113

The following is a summary of the inputs used to value the fund's investments as of July 31, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$1,119,006,744	$—	$1,119,006,744
Australia [1]	—	164,271,396	—	164,271,396
Materials	1,477,837	26,915,292	—	28,393,129
Belgium [1]	—	34,085,906	—	34,085,906
Materials	967,674	1,715,625	—	2,683,299
Media	653,409	—	—	653,409
Denmark [1]	—	47,266,528	—	47,266,528
Health Care Equipment & Services	376,005	1,667,837	—	2,043,842
Insurance	444,456	—	—	444,456
Finland [1]	—	17,618,559	—	17,618,559
Capital Goods	1,519,877	3,512,440	—	5,032,317
Telecommunication Services	1,076,553	—	—	1,076,553
    15

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
France [1]	$—	$184,146,973	$—	$184,146,973
Capital Goods	1,622,531	42,871,448	—	44,493,979
Commercial & Professional Supplies	1,018,898	2,570,193	—	3,589,091
Food, Beverage & Tobacco	366,309	13,918,337	—	14,284,646
Media	4,524,317	10,929,422	—	15,453,739
Real Estate	1,563,903	7,865,596	—	9,429,499
Telecommunication Services	1,312,616	6,614,860	—	7,927,476
Transportation	798,487	2,545,771	—	3,344,258
Hong Kong[1]	—	61,289,435	—	61,289,435
Consumer Durables & Apparel	521,729	1,962,704	—	2,484,433
Real Estate	5,012,514	20,194,071	—	25,206,585
Telecommunication Services	652,689	584,068	—	1,236,757
Netherlands [1]	—	67,931,784	—	67,931,784
Insurance	809,653	4,281,804	—	5,091,457
Media	2,326,046	5,854,820	—	8,180,866
New Zealand[1]	—	2,688,801	—	2,688,801
Utilities	478,744	469,734	—	948,478
Singapore [1]	—	36,929,951	—	36,929,951
Food, Beverage & Tobacco	379,442	909,433	—	1,288,875
Sweden [1]	—	75,893,716	—	75,893,716
Food & Staples Retailing	693,514	—	—	693,514
Health Care Equipment & Services	558,357	1,014,523	—	1,572,880
Telecommunication Services	777,103	4,462,813	—	5,239,916
Switzerland [1]	—	252,413,138	—	252,413,138
Materials	2,493,766	18,094,672	—	20,588,438
Real Estate	1,180,061	—	—	1,180,061
United Kingdom[1]	—	445,509,320	—	445,509,320
Food, Beverage & Tobacco	883,237	65,903,938	—	66,787,175
Insurance	1,815,898	34,891,086	—	36,706,984
Real Estate	4,503,956	5,590,685	—	10,094,641
Utilities	5,028,675	19,143,960	—	24,172,635
Preferred Stock[1]	—	18,003,889	—	18,003,889
Other Investment Company[1]	7,415,467	—	—	7,415,467
Short-Term Investments[1]	—	29,239,897	—	29,239,897
Total	$53,253,723	$2,860,781,169	$—	$2,914,034,892
Other Financial Instruments
Futures Contracts[2]	$457,113	$—	$—	$457,113
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
16

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2014	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of July 31, 2015
Preferred Stock
United Kingdom	$54,362	$—	$184	$—	($54,546)	$—	$—	$—
Total	$54,362	$—	$184	$—	($54,546)	$—	$—	$—
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $8,450,881 and $23,470,514 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended July 31, 2015. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.
    17

Schwab Equity Index Funds
Notes to Portfolio Holdings
Under procedures approved by the funds' Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the funds seek to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the funds’ portfolio holdings and the Net Asset Value (“NAV”) of the funds’ shares, and seek to help ensure that the prices at which the funds’ shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the funds and that of their comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•  Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange trade funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
The three levels of the fair value hierarchy are as follows:
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (“GAAP”), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the
18

Schwab Equity Index Funds
Notes to Portfolio Holdings (continued)
categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
On July 31, 2015, the funds had open equity index futures contracts. The funds invest in futures to equitize available cash. The primary risk associated with investing in futures is market risk.
REG87637JUL15
19

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments – Schwab 1000 Index Fund

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	September 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	September 16, 2015

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	September 16, 2015